As filed with the Securities and Exchange Commission on June 26, 2025

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23761

NEUBERGER BERMAN ETF TRUST
(Exact Name of Registrant as specified in charter)
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002
(Address of Principal Executive Offices – Zip Code)

Joseph V. Amato
Chief Executive Officer and President
Neuberger Berman ETF Trust
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002

Lori L. Schneider, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C.  20006-1600
 (Names and Addresses of agents for service)

Registrant’s telephone number, including area code: (212) 476-8800

Date of fiscal year end: October 31

Date of reporting period: April 30, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Shareholders.

(a)	Following are copies of the semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Act.

Neuberger Berman

Energy Transition & Infrastructure ETF

Semi-Annual Shareholder Report

April 30, 2025

NBET | NYSE Arca, Inc.

This semi-annual shareholder report contains important information about the Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at nb.com/nbet. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Energy Transition & Infrastructure ETF	$29	0.57%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$19,951,765
Number of Portfolio Holdings	32
Portfolio Turnover Rate	15%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Targa Resources Corp.	7.9%
Energy Transfer LP	7.1%
Enterprise Products Partners LP	6.9%
Cheniere Energy, Inc.	6.8%
Williams Cos., Inc.	5.6%
DT Midstream, Inc.	5.4%
Clearway Energy, Inc. Class C	4.4%
Antero Resources Corp.	4.3%
Western Midstream Partners LP	4.1%
Antero Midstream Corp.	3.9%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Energy	82.4%
Utilities	14.9%
Materials	2.2%
Short-Term Investments	0.5%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/nbet.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank).

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0223 06/25

Neuberger Berman

Short Duration Income ETF

Semi-Annual Shareholder Report

April 30, 2025

NBSD | NYSE Arca, Inc.

This semi-annual shareholder report contains important information about the Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at nb.com/nbsd. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Short Duration Income ETF	$18	0.35%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$251,176,073
Number of Portfolio Holdings	492
Portfolio Turnover Rate	32%

What did the Fund invest in?

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

State Street Institutional U.S. Government Money Market Fund Premier Class	12.1%
Federal Home Loan Mortgage Corp.	6.1%
Federal National Mortgage Association	3.8%
Federal National Mortgage Association Connecticut Avenue Securities	3.1%
Mizuho Floater Residual Trust Revenue	2.1%
Federal Home Loan Mortgage Corp. STACR REMIC Trust	2.0%
Goldman Sachs Group, Inc.	1.3%
Citigroup, Inc.	1.3%
Boeing Co.	1.2%
Government National Mortgage Association	1.2%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Portfolio by Investment Type

(as a % of Total Net Assets)

Corporate Bonds	37.6%
Mortgage-Backed Securities	27.1%
Asset-Backed Securities	17.2%
Municipal Notes	2.1%
Loan Assignments	1.7%
Short-Term Investments	11.8%
Other Assets Less Liabilities	2.5%Footnote Reference**
Total	100.0%
Footnote	Description
Footnote**	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/nbsd.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank).

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0322 06/25

Neuberger Berman

Flexible Credit Income ETF

Semi-Annual Shareholder Report

April 30, 2025

NBFC | NYSE Arca, Inc.

This semi-annual shareholder report contains important information about the Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at nb.com/nbfc. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Flexible Credit Income ETF	$20	0.40%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$52,319,366
Number of Portfolio Holdings	359
Portfolio Turnover Rate	31%

What did the Fund invest in?

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

Ballyrock CLO 27 Ltd.	2.4%
Wellington Management CLO 3 Ltd.	2.4%
Symphony CLO 45 Ltd.	2.3%
AGL CLO 33 Ltd.	2.3%
Bausch & Lomb Corp.	1.6%
CSC Holdings LLC	1.2%
CCO Holdings LLC/CCO Holdings Capital Corp.	1.0%
Trident TPI Holdings, Inc.	1.0%
Charles Schwab Corp.	1.0%
Cornerstone Generation LLC	1.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Portfolio by Investment Type

(as a % of Total Net Assets)

Corporate Bonds	63.1%
Asset-Backed Securities	13.3%
Loan Assignments	11.7%
Foreign Government Securities	6.2%
Mortgage-Backed Securities	5.8%
Short-Term Investments	0.3%
Liabilities Less Other Assets	(0.4)%Footnote Reference**
Total	100.0%
Footnote	Description
Footnote**	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/nbfc.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank).

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0334 06/25

Neuberger Berman

Total Return Bond ETF

Semi-Annual Shareholder Report

April 30, 2025

NBTR | NYSE Arca, Inc.

This semi-annual shareholder report contains important information about the Fund for the period of December 17, 2024 to April 30, 2025. You can find additional information about the Fund at nb.com/nbtr. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference**
Total Return Bond ETF	$14	0.39%
Footnote	Description
Footnote*	Expenses for a full reporting period would be higher.
Footnote**	Annualized.

Key Fund Statistics

Net Assets	$51,159,081
Number of Portfolio Holdings	409
Portfolio Turnover Rate	76%

What did the Fund invest in?

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

Federal Home Loan Mortgage Corp.	7.6%
Federal National Mortgage Association	7.2%
U.S. Treasury	2.7%
Federal National Mortgage Association Connecticut Avenue Securities	2.1%
Warnermedia Holdings, Inc.	1.6%
JPMorgan Chase & Co.	1.6%
Foundry JV Holdco LLC	1.5%
State Street Institutional U.S. Government Money Market Fund Premier Class	1.4%
Goldman Sachs Group, Inc.	1.3%
Government National Mortgage Association	1.2%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Portfolio by Investment Type

(as a % of Total Net Assets)

Corporate Bonds	51.6%
Mortgage-Backed Securities	27.8%
Asset-Backed Securities	12.3%
Foreign Government Securities	4.7%
U.S. Treasury Obligations	2.7%
U.S. Government Agency Securities	0.1%
Short-Term Investments	1.4%
Liabilities Less Other Assets	(0.6)%Footnote Reference**
Total	100.0%
Footnote	Description
Footnote**	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/nbtr.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank).

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0628 06/25

(b) Not applicable to the Registrant.

Item 2.  Code of Ethics.

The Board of Trustees (“Board”) of Neuberger Berman ETF Trust (“Registrant”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions (“Code of Ethics”).  During the period covered by this Form N-CSR, there were no substantive amendments to the Code of Ethics and there were no waivers from the Code of Ethics granted to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.
A copy of the Code of Ethics is incorporated by reference to Neuberger Berman Alternative Funds’ Form N-CSR, Investment Company Act file number 811-21715 (filed January 6, 2025). The Code of Ethics is also available, without charge, by calling 1-800-877-9700 (toll-free).

Item 3.  Audit Committee Financial Expert.

Not applicable to semi-annual reports on Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Not applicable to semi-annual reports on Form N-CSR.

Item 5.  Audit Committee of Listed Registrants.

(a)	Not applicable to semi-annual reports on Form N-CSR.

(b)	Not applicable to the Registrant.

Item 6.  Investments.

(a)	The complete schedule of investments for each series is disclosed in the Registrant’s financial statements, which is included in Item 7 of this Form N-CSR.

(b)	Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Neuberger Berman
ETF Trust
Energy Transition & Infrastructure ETF
Flexible Credit Income ETF
Short Duration Income ETF
Total Return Bond ETF

Semi-Annual Financial Statements and Other Information
April 30, 2025

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund names in this piece are either service marks or registered service marks of Neuberger Berman Group LLC or Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA. ©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Legend April 30, 2025 (Unaudited)

Neuberger Berman ETF Trust
Clearinghouses:
ICE CC	= ICE Clear Credit LLC
Counterparties:
JPM	= JPMorgan Chase Bank N.A.
RBC	= Royal Bank of Canada
SCB	= Standard Chartered Bank
UBS	= UBS AG
Index Periods/Payment Frequencies:
3M	= 3 Months
Other Abbreviations:
CJSC	= Closed Joint Stock Company
JSC	= Joint Stock Company
Management or NBIA	= Neuberger Berman Investment Advisers LLC
Reference Rate Benchmarks:
SOFR	= Secured Overnight Financing Rate
Currency Abbreviations:
EUR	= Euro
GBP	= Pound Sterling
USD	= United States Dollar

Schedule of Investments Energy Transition & Infrastructure ETF^ (Unaudited)  April 30, 2025

Number of Shares		Value
Common Stocks 76.6%
Chemicals 2.2%
678	Air Products & Chemicals, Inc.	$183,799
571	Linde PLC	258,795
		442,594
Energy Equipment & Services 2.6%
12,020	Noble Corp. PLC	261,315
7,280	Tidewater, Inc.	263,463 *
		524,778
Independent Power and Renewable Electricity Producers 6.9%
17,487	Brookfield Renewable Corp.	497,680
29,633	Clearway Energy, Inc. Class C	869,432
		1,367,112
Multi-Utilities 8.0%
13,319	CenterPoint Energy, Inc.	516,511
2,626	DTE Energy Co.	359,762
9,641	Sempra	716,037
		1,592,310
Oil, Gas & Consumable Fuels 56.9%
46,800	Antero Midstream Corp.	774,540
24,771	Antero Resources Corp.	862,774 *
9,880	California Resources Corp.	340,959
5,908	Cheniere Energy, Inc.	1,365,398
2,760	Chevron Corp.	375,526
4,449	ConocoPhillips	396,495
11,056	DT Midstream, Inc.	1,074,643
12,507	EQT Corp.	618,346
5,097	Exxon Mobil Corp.	538,396
5,325	Hess Midstream LP Class A	197,930
12,187	Kinetik Holdings, Inc.	503,811
11,906	Occidental Petroleum Corp.	469,215
4,106	ONEOK, Inc.	337,349
6,027	Pembina Pipeline Corp.	230,231
9,230	Targa Resources Corp.	1,577,407
Number of Shares		Value
Oil, Gas & Consumable Fuels – cont'd
12,865	Tourmaline Oil Corp.	$568,315
19,129	Williams Cos., Inc.	1,120,385
		11,351,720

Total Common Stocks (Cost $15,513,669)		15,278,514
Number of Units
Master Limited Partnerships and Limited Partnerships 22.8%
Oil, Gas & Consumable Fuels 22.8%
85,800	Energy Transfer LP	1,419,132
46,337	Enterprise Products Partners LP	1,385,476
6,630	MPLX LP	337,666
31,306	Plains GP Holdings LP Class A	583,544 *
21,998	Western Midstream Partners LP	827,125

Total Master Limited Partnerships and Limited Partnerships (Cost $4,740,238)		4,552,943
Number of Shares
Short-Term Investments 0.5%
Investment Companies 0.5%
107,022	State Street Institutional U.S. Government Money Market Fund Premier Class, 4.29%(a) (Cost $107,022)	107,022
Total Investments 99.9% (Cost $20,360,929)		19,938,479
Other Assets Less Liabilities 0.1%		13,286
Net Assets 100.0%		$19,951,765

*	Non-income producing security.
(a)	Represents 7-day effective yield as of April 30, 2025.

See Notes to Financial Statements

Schedule of Investments Energy Transition & Infrastructure ETF^ (Unaudited)  (cont’d)

The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of April 30, 2025:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$15,278,514	$—	$—	$15,278,514
Master Limited Partnerships and Limited Partnerships#	4,552,943	—	—	4,552,943
Short-Term Investments	—	107,022	—	107,022
Total Investments	$19,831,457	$107,022	$—	$19,938,479

#	The Schedule of Investments provides information on the industry or sector categorization.

^
A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Financial Statements

Schedule of Investments Flexible Credit Income ETF^ (Unaudited)  April 30, 2025

Principal Amount(a)		Value
Mortgage-Backed Securities 5.8%
Collateralized Mortgage Obligations 1.3%
$130,000	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2022-HQA1, Class B1, (30 day USD SOFR Average + 7.00%), 11.35%, due 3/25/2042	$140,725 (b)(c)
Federal National Mortgage Association Connecticut Avenue Securities Trust
135,000	Series 2023-R05, Class 1B1, (30 day USD SOFR Average + 4.75%), 9.10%, due 6/25/2043	144,268 (b)(c)
67,000	Series 2025-R02, Class 1M2, (30 day USD SOFR Average + 1.60%), 5.95%, due 2/25/2045	66,665 (b)(c)
47,000	Series 2025-R02, Class 1B1, (30 day USD SOFR Average + 1.95%), 6.30%, due 2/25/2045	46,172 (b)(c)
100,000	Morgan Stanley Residential Mortgage Loan Trust, Series 2025-NQM2, Class M1, 6.52%, due 1/25/2070	100,534 (b)(d)
96,982	NRM FHT1 Excess Owner LLC, Series 2025-FHT1, Class A, 6.55%, due 3/25/2032	96,348 (b)
81,775	Verus Securitization Trust, Series 2024-4, Class A2, 6.57%, due 6/25/2069	82,651 (b)
677,363
Commercial Mortgage-Backed 4.5%
100,000	BAMLL Trust, Series 2024-BHP, Class B, (1 mo. USD Term SOFR + 2.90%), 7.22%, due 8/15/2039	99,980 (b)(c)
BANK
75,000	Series 2023-BNK45, Class C, 6.49%, due 2/15/2056	74,700 (d)
75,000	Series 2024-BNK47, Class C, 6.83%, due 6/15/2057	77,213 (d)
BANK5
90,000	Series 2024-5YR7, Class D, 4.00%, due 6/15/2057	79,172 (b)
75,000	Series 2024-5YR7, Class B, 6.94%, due 6/15/2057	78,429
100,000	BLP Commercial Mortgage Trust, Series 2025-IND, Class D, (1 mo. USD Term SOFR + 2.25%), 6.57%, due 3/15/2042	96,034 (b)(c)
BX Commercial Mortgage Trust
100,000	Series 2021-VOLT, Class F, (1 mo. USD Term SOFR + 2.51%), 6.84%, due 9/15/2036	97,922 (b)(c)
72,000	Series 2024-GPA2, Class C, (1 mo. USD Term SOFR + 2.19%), 6.51%, due 11/15/2041	71,820 (b)(c)
BX Trust
100,000	Series 2024-VLT4, Class E, (1 mo. USD Term SOFR + 2.89%), 7.21%, due 7/15/2029	95,996 (b)(c)
123,000	Series 2025-ROIC, Class D, (1 mo. USD Term SOFR + 1.99%), 6.31%, due 3/15/2030	118,546 (b)(c)
75,000	Series 2024-BIO, Class B, (1 mo. USD Term SOFR + 1.94%), 6.26%, due 2/15/2041	74,250 (b)(c)
100,000	COMM Mortgage Trust, Series 2024-CBM, Class D, 8.19%, due 12/10/2041	100,510 (b)(d)
60,000	CONE Trust, Series 2024-DFW1, Class D, (1 mo. USD Term SOFR + 3.04%), 7.36%, due 8/15/2041	59,404 (b)(c)
100,000	Eleven Madison Trust Mortgage Trust, Series 2015-11MD, Class D, 3.67%, due 9/10/2035	97,416 (b)(d)
161,000	INTOWN Mortgage Trust, Series 2025-STAY, Class C, (1 mo. USD Term SOFR + 2.25%), 6.57%, due 3/15/2042	157,579 (b)(c)
100,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.56%, due 1/5/2039	84,528 (b)(d)
100,000	Morgan Stanley Capital I Trust, Series 2021-230P, Class B, (1 mo. USD Term SOFR + 1.56%), 5.89%, due 12/15/2038	93,208 (b)(c)
100,000	NYC Commercial Mortgage Trust, Series 2025-3BP, Class D, (1 mo. USD Term SOFR + 2.44%), 6.76%, due 2/15/2042	96,744 (b)(c)
73,045	One Market Plaza Trust, Series 2017-1MKT, Class A, 3.61%, due 2/10/2032	68,883 (b)
100,000	ONE Mortgage Trust, Series 2021-PARK, Class D, (1 mo. USD Term SOFR + 1.61%), 5.94%, due 3/15/2036	92,517 (b)(c)
100,000	ORL Trust, Series 2024-GLKS, Class D, (1 mo. USD Term SOFR + 2.79%), 7.11%, due 12/15/2039	98,875 (b)(c)
124,000	ROCK Trust, Series 2024-CNTR, Class D, 7.11%, due 11/13/2041	129,346 (b)
80,000	SDAL Trust, Series 2025-DAL, Class C, (1 mo. USD Term SOFR + 3.94%), 8.24%, due 4/15/2042	79,874 (b)(c)
17,000	SFO Commercial Mortgage Trust, Series 2021-555, Class D, (1 mo. USD Term SOFR + 2.51%), 6.84%, due 5/15/2038	16,235 (b)(c)
100,000	TCO Commercial Mortgage Trust, Series 2024-DPM, Class C, (1 mo. USD Term SOFR + 1.99%), 6.31%, due 12/15/2039	97,222 (b)(c)

See Notes to Financial Statements

Schedule of Investments Flexible Credit Income ETF^ (Unaudited)   (cont’d)

Principal Amount(a)		Value
Commercial Mortgage-Backed – cont'd
$100,000	Wells Fargo Commercial Mortgage Trust, Series 2024-1CHI, Class D, 6.93%, due 7/15/2035	$99,238 (b)(d)
2,335,641
Total Mortgage-Backed Securities (Cost $3,039,423)		3,013,004
Asset-Backed Securities 13.3%
Home Equity 0.2%
100,000	OBX Trust, Series 2025-HE1, Class M1, (30 day USD SOFR Average + 1.90%), 6.25%, due 2/25/2055	99,453 (b)(c)
Other 13.1%
500,000	AB BSL CLO 5 Ltd., Series 2024-5A, Class D1, (3 mo. USD Term SOFR + 3.10%), 7.41%, due 1/20/2038	483,713 (b)(c)
1,250,000	AGL CLO 33 Ltd., Series 2024-33A, Class E, (3 mo. USD Term SOFR + 5.50%), 9.77%, due 7/21/2037	1,202,068 (b)(c)
1,250,000	Ballyrock CLO 27 Ltd., Series 2024-27A, Class C1, (3 mo. USD Term SOFR + 2.90%), 7.18%, due 10/25/2037	1,244,500 (b)(c)
62,000	Blue Stream Issuer LLC, Series 2024-1A, Class A2, 5.41%, due 11/20/2054	62,050 (b)
85,093	Business Jet Securities LLC, Series 2024-1A, Class A, 6.20%, due 5/15/2039	86,189 (b)
85,907	Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class B, 6.78%, due 1/20/2031	87,222 (b)
100,000	Foundation Finance Trust, Series 2024-2A, Class B, 4.93%, due 3/15/2050	99,389 (b)
100,000	GreenSky Home Improvement Issuer Trust, Series 2025-1A, Class D, 6.22%, due 3/25/2060	100,560 (b)
100,000	Island Finance Trust, Series 2025-1A, Class A, 6.54%, due 3/19/2035	101,597 (b)
88,991	NRM FNT1 Excess LLC, Series 2024-FNT1, Class A, 7.40%, due 11/25/2031	89,687 (b)
500,000	OCP CLO Ltd., Series 2021-23A, Class D1R, (3 mo. USD Term SOFR + 2.75%), 7.03%, due 1/17/2037	491,124 (b)(c)
Sierra Timeshare Receivables Funding LLC
43,690	Series 2023-3A, Class C, 7.12%, due 9/20/2040	45,088 (b)
62,820	Series 2024-2A, Class C, 5.83%, due 6/20/2041	63,387 (b)
99,500	Subway Funding LLC, Series 2024-1A, Class A2I, 6.03%, due 7/30/2054	100,633 (b)
1,250,000	Symphony CLO 45 Ltd., Series 2024-45A, Class E, (3 mo. USD Term SOFR + 5.75%), 10.01%, due 10/15/2037	1,209,311 (b)(c)
1,250,000	Wellington Management CLO 3 Ltd., Series 2024-3A, Class D1, (3 mo. USD Term SOFR + 3.00%), 7.27%, due 7/18/2037	1,244,500 (b)(c)
Ziply Fiber Issuer LLC
50,000	Series 2024-1A, Class A2, 6.64%, due 4/20/2054	51,234 (b)
75,000	Series 2024-1A, Class B, 7.81%, due 4/20/2054	78,012 (b)
6,840,264
Total Asset-Backed Securities (Cost $7,058,161)		6,939,717

Corporate Bonds 63.1%
Advertising 0.5%
260,000	Clear Channel Outdoor Holdings, Inc., 9.00%, due 9/15/2028	269,114 (b)
Aerospace & Defense 1.3%
5,000	AAR Escrow Issuer LLC, 6.75%, due 3/15/2029	5,119 (b)
300,000	Boeing Co., 3.63%, due 2/1/2031	280,292
170,000	Bombardier, Inc., 7.25%, due 7/1/2031	174,055 (b)
230,000	Goat Holdco LLC, 6.75%, due 2/1/2032	224,825 (b)
5,000	TransDigm, Inc., 4.63%, due 1/15/2029	4,809
689,100

See Notes to Financial Statements

Schedule of Investments Flexible Credit Income ETF^ (Unaudited)   (cont’d)

Principal Amount(a)			Value

Airlines 0.5%
	$240,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, due 4/20/2029	$232,777 (b)
	25,000	Latam Airlines Group SA, 7.88%, due 4/15/2030	24,469 (b)
257,246
Auto Manufacturers 0.9%
	235,000	Ford Motor Credit Co. LLC, 7.20%, due 6/10/2030	241,944
	240,000	General Motors Financial Co., Inc., 5.80%, due 6/23/2028	244,834
486,778
Auto Parts & Equipment 0.5%
	170,000	IHO Verwaltungs GmbH, 6.38% Cash/7.13% PIK, due 5/15/2029	164,635 (b)(e)
	105,000	ZF North America Capital, Inc., 6.88%, due 4/23/2032	92,157 (b)
256,792
Banks 4.3%
EUR	200,000	ABN AMRO Bank NV, 6.38%, due 9/22/2034	225,996 (f)(g)(h)
	$200,000	Banco Santander SA, 6.35%, due 3/14/2034	204,327
	75,000	Bank of America Corp., 6.63%, due 5/1/2030	75,034 (f)(g)
	245,000	Citizens Financial Group, Inc., 5.84%, due 1/23/2030	250,795 (f)
	200,000	ING Groep NV, 4.25%, due 5/16/2031	161,455 (f)(g)
	245,000	Lloyds Banking Group PLC, 5.68%, due 1/5/2035	248,132 (f)
	240,000	M&T Bank Corp., 3.50%, due 9/1/2026	219,609 (f)(g)
	310,000	Morgan Stanley, 2.48%, due 9/16/2036	258,613 (f)
	245,000	NatWest Group PLC, 5.81%, due 9/13/2029	253,323 (f)
	85,000	PNC Financial Services Group, Inc., 3.40%, due 9/15/2026	79,942 (f)(g)
	265,000	Santander U.K. Group Holdings PLC, 3.82%, due 11/3/2028	258,565 (f)
2,235,791
Building Materials 1.3%
	110,000	EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.75%, due 7/15/2031	112,173 (b)
	145,000	Jeld-Wen, Inc., 7.00%, due 9/1/2032	127,345 (b)
	70,000	MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, due 2/1/2030	63,082 (b)
Quikrete Holdings, Inc.
	140,000	6.38%, due 3/1/2032	140,789 (b)
	70,000	6.75%, due 3/1/2033	70,262 (b)
Standard Industries, Inc.
	5,000	4.38%, due 7/15/2030	4,663 (b)
	160,000	3.38%, due 1/15/2031	141,273 (b)
659,587
Chemicals 0.8%
	105,000	Avient Corp., 6.25%, due 11/1/2031	103,878 (b)
INEOS Finance PLC
	20,000	6.75%, due 5/15/2028	19,526 (b)
	35,000	7.50%, due 4/15/2029	32,874 (b)
Olympus Water U.S. Holding Corp.
	105,000	9.75%, due 11/15/2028	109,406 (b)
	5,000	7.25%, due 6/15/2031	5,000 (b)
	150,000	WR Grace Holdings LLC, 7.38%, due 3/1/2031	150,801 (b)
421,485
Commercial Services 3.7%
	135,000	Allied Universal Holdco LLC, 7.88%, due 2/15/2031	137,884 (b)
	120,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, due 6/1/2029	112,533 (b)

See Notes to Financial Statements

Schedule of Investments Flexible Credit Income ETF^ (Unaudited)   (cont’d)

Principal Amount(a)		Value

Commercial Services – cont'd
$125,000	Block, Inc., 6.50%, due 5/15/2032	$127,535 (b)
275,000	Boost Newco Borrower LLC, 7.50%, due 1/15/2031	290,195 (b)
190,000	Champions Financing, Inc., 8.75%, due 2/15/2029	167,279 (b)
Garda World Security Corp.
60,000	7.75%, due 2/15/2028	61,935 (b)
80,000	6.00%, due 6/1/2029	74,829 (b)
110,000	8.25%, due 8/1/2032	108,063 (b)
205,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, due 1/15/2028	204,831 (b)
5,000	United Rentals North America, Inc., 6.13%, due 3/15/2034	5,054 (b)
200,000	Veritiv Operating Co., 10.50%, due 11/30/2030	208,910 (b)
5,000	VM Consolidated, Inc., 5.50%, due 4/15/2029	4,821 (b)
290,000	Wand NewCo 3, Inc., 7.63%, due 1/30/2032	298,753 (b)
110,000	Williams Scotsman, Inc., 7.38%, due 10/1/2031	114,096 (b)
1,916,718
Computers 1.0%
275,000	Ahead DB Holdings LLC, 6.63%, due 5/1/2028	265,906 (b)
5,000	Amentum Holdings, Inc., 7.25%, due 8/1/2032	5,086 (b)
70,000	Booz Allen Hamilton, Inc., 5.95%, due 4/15/2035	69,556
175,000	Fortress Intermediate 3, Inc., 7.50%, due 6/1/2031	178,890 (b)
519,438
Cosmetics - Personal Care 0.4%
60,000	Opal Bidco SAS, 6.50%, due 3/31/2032	60,015 (b)
135,000	Perrigo Finance Unlimited Co., 6.13%, due 9/30/2032	134,007
194,022
Distribution - Wholesale 0.9%
60,000	Dealer Tire LLC/DT Issuer LLC, 8.00%, due 2/1/2028	58,205 (b)
195,000	Resideo Funding, Inc., 6.50%, due 7/15/2032	193,438 (b)
210,000	Windsor Holdings III LLC, 8.50%, due 6/15/2030	221,034 (b)
472,677
Diversified Financial Services 3.6%
275,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.00%, due 10/29/2028	259,719
280,000	Ally Financial, Inc., 4.70%, due 5/15/2026	257,235 (f)(g)
Capital One Financial Corp.
180,000	7.62%, due 10/30/2031	200,506 (f)
140,000	6.18%, due 1/30/2036	138,256 (f)
530,000	Charles Schwab Corp., 4.00%, due 6/1/2026	513,246 (f)(g)
Jane Street Group/JSG Finance, Inc.
5,000	7.13%, due 4/30/2031	5,157 (b)
215,000	6.75%, due 5/1/2033	216,013 (b)
110,000	OneMain Finance Corp., 6.63%, due 5/15/2029	110,321
120,000	PennyMac Financial Services, Inc., 6.88%, due 2/15/2033	119,832 (b)
40,000	Provident Funding Associates LP/PFG Finance Corp., 9.75%, due 9/15/2029	41,074 (b)
30,000	SLM Corp., 6.50%, due 1/31/2030	30,968
1,892,327
Electric 5.5%
380,000	Alpha Generation LLC, 6.75%, due 10/15/2032	387,263 (b)
5,000	Calpine Corp., 5.00%, due 2/1/2031	4,809 (b)
105,000	CenterPoint Energy, Inc., 6.70%, due 5/15/2055	103,617 (f)

See Notes to Financial Statements

Schedule of Investments Flexible Credit Income ETF^ (Unaudited)   (cont’d)

Principal Amount(a)		Value

Electric – cont'd
$100,000	CMS Energy Corp., 6.50%, due 6/1/2055	$97,494 (f)
105,000	Dominion Energy, Inc., 6.63%, due 5/15/2055	103,235 (f)
215,000	Electricite de France SA, 9.13%, due 3/15/2033	240,472 (b)(f)(g)
320,000	Lightning Power LLC, 7.25%, due 8/15/2032	331,530 (b)
NextEra Energy Capital Holdings, Inc.
100,000	6.38%, due 8/15/2055	100,211 (f)
80,000	6.50%, due 8/15/2055	80,444 (f)
NRG Energy, Inc.
190,000	10.25%, due 3/15/2028	208,154 (b)(f)(g)
5,000	5.75%, due 7/15/2029	4,976 (b)
60,000	6.00%, due 2/1/2033	59,370 (b)
225,000	Pacific Gas & Electric Co., 6.95%, due 3/15/2034	241,291
200,000	Saavi Energia SARL, 8.88%, due 2/10/2035	201,000 (b)
135,000	Southern Co., 6.38%, due 3/15/2055	137,526 (f)
240,000	Vistra Corp., 7.00%, due 12/15/2026	242,375 (b)(f)(g)
130,000	Vistra Operations Co. LLC, 7.75%, due 10/15/2031	137,460 (b)
200,000	Zorlu Enerji Elektrik Uretim AS, 11.00%, due 4/23/2030	183,242 (h)
2,864,469
Electrical Components & Equipment 0.0%‡
5,000	WESCO Distribution, Inc., 6.63%, due 3/15/2032	5,086 (b)
Engineering & Construction 0.3%
125,000	Arcosa, Inc., 6.88%, due 8/15/2032	127,374 (b)
50,000	Artera Services LLC, 8.50%, due 2/15/2031	47,439 (b)
174,813
Entertainment 3.3%
5,000	Caesars Entertainment, Inc., 4.63%, due 10/15/2029	4,616 (b)
Churchill Downs, Inc.
110,000	4.75%, due 1/15/2028	106,595 (b)
5,000	5.75%, due 4/1/2030	4,890 (b)
165,000	6.75%, due 5/1/2031	166,646 (b)
5,000	Live Nation Entertainment, Inc., 4.75%, due 10/15/2027	4,894 (b)
220,000	Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, due 5/1/2029	207,693 (b)
60,000	Penn Entertainment, Inc., 4.13%, due 7/1/2029	52,627 (b)
115,000	Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc., 6.63%, due 3/1/2030	109,456 (b)
325,000	SeaWorld Parks & Entertainment, Inc., 5.25%, due 8/15/2029	308,904 (b)
330,000	Six Flags Entertainment Corp., 7.25%, due 5/15/2031	334,532 (b)
5,000	Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada's Wonderland Co., 6.63%, due 5/1/2032	5,045 (b)
Warnermedia Holdings, Inc.
300,000	4.28%, due 3/15/2032	256,884
230,000	5.05%, due 3/15/2042	173,365
1,736,147
Environmental Control 0.4%
220,000	Madison IAQ LLC, 5.88%, due 6/30/2029	208,040 (b)
Food 0.4%
Post Holdings, Inc.
155,000	6.38%, due 3/1/2033	153,258 (b)
35,000	6.25%, due 10/15/2034	34,709 (b)

See Notes to Financial Statements

Schedule of Investments Flexible Credit Income ETF^ (Unaudited)   (cont’d)

Principal Amount(a)		Value

Food – cont'd
$5,000	U.S. Foods, Inc., 5.75%, due 4/15/2033	$4,898 (b)
192,865
Healthcare - Products 0.7%
210,000	Bausch & Lomb Corp., 8.38%, due 10/1/2028	218,148 (b)
170,000	Medline Borrower LP, 5.25%, due 10/1/2029	161,438 (b)
379,586
Healthcare - Services 1.4%
Acadia Healthcare Co., Inc.
15,000	5.50%, due 7/1/2028	14,685 (b)
30,000	5.00%, due 4/15/2029	28,361 (b)
35,000	7.38%, due 3/15/2033	34,970 (b)
265,000	HCA, Inc., 4.13%, due 6/15/2029	257,788
LifePoint Health, Inc.
50,000	9.88%, due 8/15/2030	53,186 (b)
45,000	10.00%, due 6/1/2032	43,650 (b)
60,000	Molina Healthcare, Inc., 6.25%, due 1/15/2033	59,549 (b)
130,000	Surgery Center Holdings, Inc., 7.25%, due 4/15/2032	129,705 (b)
40,000	Team Health Holdings, Inc., 9.00% Cash/4.50% PIK, due 6/30/2028	42,900 (b)(e)
65,000	Tenet Healthcare Corp., 6.13%, due 10/1/2028	64,844
729,638
Home Builders 0.7%
140,000	Beazer Homes USA, Inc., 7.50%, due 3/15/2031	135,265 (b)
275,000	LGI Homes, Inc., 7.00%, due 11/15/2032	253,688 (b)
5,000	Taylor Morrison Communities, Inc., 5.75%, due 1/15/2028	5,002 (b)
393,955
Insurance 3.0%
120,000	Acrisure LLC/Acrisure Finance, Inc., 8.25%, due 2/1/2029	122,781 (b)
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
85,000	6.75%, due 10/15/2027	84,389 (b)
285,000	6.75%, due 4/15/2028	287,052 (b)
5,000	7.00%, due 1/15/2031	5,074 (b)
30,000	6.50%, due 10/1/2031	29,938 (b)
30,000	7.38%, due 10/1/2032	30,317 (b)
AmWINS Group, Inc.
100,000	6.38%, due 2/15/2029	101,192 (b)
185,000	4.88%, due 6/30/2029	176,625 (b)
135,000	BroadStreet Partners, Inc., 5.88%, due 4/15/2029	130,346 (b)
320,000	HUB International Ltd., 7.25%, due 6/15/2030	331,918 (b)
175,000	Panther Escrow Issuer LLC, 7.13%, due 6/1/2031	179,287 (b)
60,000	Reinsurance Group of America, Inc., 6.65%, due 9/15/2055	58,138 (f)
45,000	Ryan Specialty LLC, 5.88%, due 8/1/2032	44,447 (b)
1,581,504
Internet 0.2%
110,000	Gen Digital, Inc., 6.25%, due 4/1/2033	109,703 (b)
Investment Companies 0.5%
255,000	Ares Capital Corp., 5.95%, due 7/15/2029	258,133

See Notes to Financial Statements

Schedule of Investments Flexible Credit Income ETF^ (Unaudited)   (cont’d)

Principal Amount(a)		Value

Iron - Steel 0.1%
$42,761	Samarco Mineracao SA, 4.00% Cash/5.00% PIK, due 6/30/2031	$40,246 (e)(h)
Leisure Time 1.1%
Carnival Corp.
110,000	6.00%, due 5/1/2029	109,352 (b)
120,000	6.13%, due 2/15/2033	118,985 (b)
100,000	NCL Corp. Ltd., 7.75%, due 2/15/2029	103,204 (b)
Viking Cruises Ltd.
5,000	7.00%, due 2/15/2029	5,018 (b)
225,000	9.13%, due 7/15/2031	240,569 (b)
577,128
Lodging 0.4%
200,000	Fortune Star BVI Ltd., 5.05%, due 1/27/2027	188,001 (h)
Machinery - Construction & Mining 0.4%
Terex Corp.
195,000	5.00%, due 5/15/2029	186,513 (b)
5,000	6.25%, due 10/15/2032	4,785 (b)
191,298
Machinery - Diversified 0.6%
165,000	Chart Industries, Inc., 7.50%, due 1/1/2030	171,186 (b)
125,000	SPX FLOW, Inc., 8.75%, due 4/1/2030	126,039 (b)
297,225
Media 1.8%
CCO Holdings LLC/CCO Holdings Capital Corp.
260,000	5.00%, due 2/1/2028	253,670 (b)
30,000	6.38%, due 9/1/2029	30,269 (b)
55,000	4.75%, due 3/1/2030	51,922 (b)
80,000	4.50%, due 8/15/2030	74,287 (b)
50,000	4.25%, due 2/1/2031	45,176 (b)
80,000	4.50%, due 5/1/2032	71,078
20,000	4.25%, due 1/15/2034	16,848 (b)
175,000	CSC Holdings LLC, 11.75%, due 1/31/2029	165,448 (b)
65,000	Midcontinent Communications, 8.00%, due 8/15/2032	66,267 (b)
200,000	VTR Finance NV, 6.38%, due 7/15/2028	187,973 (h)
962,938
Mining 1.8%
75,000	Capstone Copper Corp., 6.75%, due 3/31/2033	73,692 (b)
200,000	Cia de Minas Buenaventura SAA, 6.80%, due 2/4/2032	198,502 (b)
FMG Resources August 2006 Pty. Ltd.
95,000	4.38%, due 4/1/2031	85,978 (b)
55,000	6.13%, due 4/15/2032	54,202 (b)
Kaiser Aluminum Corp.
175,000	4.63%, due 3/1/2028	168,376 (b)
5,000	4.50%, due 6/1/2031	4,493 (b)
200,000	Navoi Mining & Metallurgical Combinat, 6.95%, due 10/17/2031	201,551 (h)
160,000	Novelis Corp., 6.88%, due 1/30/2030	162,305 (b)
949,099

See Notes to Financial Statements

Schedule of Investments Flexible Credit Income ETF^ (Unaudited)   (cont’d)

Principal Amount(a)		Value

Miscellaneous Manufacturer 1.2%
$95,000	Amsted Industries, Inc., 6.38%, due 3/15/2033	$95,428 (b)
215,000	Axon Enterprise, Inc., 6.25%, due 3/15/2033	219,134 (b)
80,000	Calderys Financing II LLC, 11.75% Cash/12.50% PIK, due 6/1/2028	78,558 (b)(e)
50,000	Calderys Financing LLC, 11.25%, due 6/1/2028	52,827 (b)
220,000	Hillenbrand, Inc., 3.75%, due 3/1/2031	191,006
636,953
Office - Business Equipment 0.5%
275,000	CDW LLC/CDW Finance Corp., 3.25%, due 2/15/2029	256,150
Oil & Gas 4.2%
330,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 5.88%, due 6/30/2029	320,211 (b)
200,000	Azule Energy Finance PLC, 8.13%, due 1/23/2030	192,800 (b)
185,366	Borr IHC Ltd./Borr Finance LLC, 10.00%, due 11/15/2028	157,654 (h)
220,000	Comstock Resources, Inc., 6.75%, due 3/1/2029	209,702 (b)
Hilcorp Energy I LP/Hilcorp Finance Co.
135,000	6.25%, due 4/15/2032	117,433 (b)
100,000	8.38%, due 11/1/2033	95,096 (b)
50,000	6.88%, due 5/15/2034	42,490 (b)
200,000	NewCo Holding USD 20 SARL, 9.38%, due 11/7/2029	197,500 (b)
80,000	Noble Finance II LLC, 8.00%, due 4/15/2030	76,221 (b)
200,000	Petroleos Mexicanos, 7.69%, due 1/23/2050	145,920
200,000	SierraCol Energy Andina LLC, 6.00%, due 6/15/2028	183,964 (h)
200,000	Trident Energy Finance PLC, 12.50%, due 11/30/2029	188,746 (b)
172,000	Vista Energy Argentina SAU, 7.63%, due 12/10/2035	164,346 (b)
100,000	YPF SA, 9.50%, due 1/17/2031	103,162 (h)
2,195,245
Oil & Gas Services 0.5%
75,000	Archrock Partners LP/Archrock Partners Finance Corp., 6.63%, due 9/1/2032	74,578 (b)
90,000	Aris Water Holdings LLC, 7.25%, due 4/1/2030	89,309 (b)
90,000	Star Holding LLC, 8.75%, due 8/1/2031	82,463 (b)
246,350
Packaging & Containers 1.7%
Mauser Packaging Solutions Holding Co.
85,000	7.88%, due 4/15/2027	85,224 (b)
240,000	9.25%, due 4/15/2027	220,204 (b)
5,000	Sealed Air Corp., 6.50%, due 7/15/2032	5,086 (b)
210,000	Sealed Air Corp./Sealed Air Corp. U.S., 7.25%, due 2/15/2031	218,683 (b)
55,000	Trident TPI Holdings, Inc., 12.75%, due 12/31/2028	57,697 (b)
Trivium Packaging Finance BV
5,000	5.50%, due 8/15/2026	4,951 (b)
300,000	8.50%, due 8/15/2027	296,515 (b)
888,360
Pharmaceuticals 0.4%
160,000	1261229 BC Ltd., 10.00%, due 4/15/2032	156,668 (b)
40,000	CVS Health Corp., 6.75%, due 12/10/2054	39,731 (f)
196,399
Pipelines 4.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5,000	5.38%, due 6/15/2029	4,880 (b)

See Notes to Financial Statements

Schedule of Investments Flexible Credit Income ETF^ (Unaudited)   (cont’d)

Principal Amount(a)			Value

Pipelines – cont'd
	$240,000	6.63%, due 2/1/2032	$242,481 (b)
	5,000	DT Midstream, Inc., 4.13%, due 6/15/2029	4,693 (b)
	250,000	Energy Transfer LP, 5.55%, due 5/15/2034	246,045
	220,000	Excelerate Energy LP, 8.00%, due 5/15/2030	223,482 (b)(i)
	200,000	Galaxy Pipeline Assets Bidco Ltd., 2.63%, due 3/31/2036	168,252 (h)
Genesis Energy LP/Genesis Energy Finance Corp.
	100,000	7.75%, due 2/1/2028	99,619
	145,000	8.00%, due 5/15/2033	140,637
	260,000	Harvest Midstream I LP, 7.50%, due 9/1/2028	263,170 (b)
	145,000	Howard Midstream Energy Partners LLC, 7.38%, due 7/15/2032	148,420 (b)
	255,000	Kinetik Holdings LP, 5.88%, due 6/15/2030	249,148 (b)
	200,000	Southern Gas Corridor CJSC, 6.88%, due 3/24/2026	202,000 (h)
	230,000	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.00%, due 12/31/2030	214,162 (b)
	50,000	TransMontaigne Partners LLC, 8.50%, due 6/15/2030	50,324 (b)
2,257,313
Real Estate Investment Trusts 1.1%
	105,000	Blackstone Mortgage Trust, Inc., 7.75%, due 12/1/2029	109,055 (b)
	115,000	Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 5.88%, due 10/1/2028	112,224 (b)
Starwood Property Trust, Inc.
	125,000	7.25%, due 4/1/2029	129,628 (b)
	95,000	6.50%, due 7/1/2030	95,551 (b)
	148,000	Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 10.50%, due 2/15/2028	157,144 (b)
603,602
Retail 1.0%
	125,000	1011778 BC ULC/New Red Finance, Inc., 4.00%, due 10/15/2030	113,754 (b)
	110,000	Bath & Body Works, Inc., 6.63%, due 10/1/2030	111,937 (b)
	105,000	Beacon Roofing Supply, Inc., 6.75%, due 4/30/2032	105,271 (b)
	205,000	Cougar JV Subsidiary LLC, 8.00%, due 5/15/2032	212,572 (b)
543,534
Savings & Loans 0.5%
GBP	200,000	Coventry Building Society, 8.75%, due 6/11/2029	272,433 (f)(g)(h)
Semiconductors 1.2%
Foundry JV Holdco LLC
	$250,000	6.15%, due 1/25/2032	259,709 (b)
	200,000	6.30%, due 1/25/2039	207,567 (b)
	190,000	Intel Corp., 4.75%, due 3/25/2050	149,059
616,335
Software 1.3%
	180,000	AthenaHealth Group, Inc., 6.50%, due 2/15/2030	172,053 (b)
	110,000	Cloud Software Group, Inc., 6.50%, due 3/31/2029	110,040 (b)
	55,000	Ellucian Holdings, Inc., 6.50%, due 12/1/2029	54,946 (b)
	25,000	Rackspace Finance LLC, 3.50%, due 5/15/2028	8,899 (b)
	320,000	UKG, Inc., 6.88%, due 2/1/2031	329,214 (b)
675,152
Telecommunications 2.3%
Bell Telephone Co. of Canada or Bell Canada
	55,000	6.88%, due 9/15/2055	54,936 (f)

See Notes to Financial Statements

Schedule of Investments Flexible Credit Income ETF^ (Unaudited)   (cont’d)

Principal Amount(a)		Value

Telecommunications – cont'd
$70,000	7.00%, due 9/15/2055	$69,464 (f)
105,000	CommScope LLC, 9.50%, due 12/15/2031	107,412 (b)
65,000	Consolidated Communications, Inc., 6.50%, due 10/1/2028	63,810 (b)
210,000	EchoStar Corp., 10.75%, due 11/30/2029	222,082
	Level 3 Financing, Inc.
45,000	4.88%, due 6/15/2029	39,262 (b)
50,000	11.00%, due 11/15/2029	55,875 (b)
105,000	10.50%, due 5/15/2030	113,512 (b)
	Rogers Communications, Inc.
55,000	7.00%, due 4/15/2055	55,411 (f)
50,000	7.13%, due 4/15/2055	49,819 (f)
99,000	Telecom Argentina SA, 9.50%, due 7/18/2031	103,653 (b)
105,000	Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, due 10/1/2031	107,490 (b)
165,000	Zayo Group Holdings, Inc., 4.00%, due 3/1/2027	151,963 (b)
		1,194,689
Transportation 0.6%
295,000	XPO, Inc., 7.13%, due 2/1/2032	302,189 (b)
Total Corporate Bonds (Cost $33,065,600)		32,995,653

Loan Assignments(c) 11.7%
Capital Markets 1.4%
250,000	Edelman Financial Center LLC, Second Lien Term Loan, (1 mo. USD Term SOFR + 5.25%), 9.57%, due 10/6/2028	242,813
498,750	Focus Financial Partners LLC, Term Loan B, (1 mo. USD Term SOFR + 2.75%), 7.07%, due 9/15/2031	492,176
		734,989
Containers & Packaging 0.9%
497,503	Trident TPI Holdings, Inc., Term Loan B7, (3 mo. USD Term SOFR), due 9/15/2028	480,429 (j)(k)
Diversified Consumer Services 0.2%
117,550	Ascend Learning LLC, Second Lien Term Loan, (1 mo. USD Term SOFR + 5.75%), 10.17%, due 12/10/2029	115,162
Diversified Telecommunication Services 2.8%
479,661	CommScope, Inc., Term Loan, (1 mo. USD Term SOFR + 5.25%), 9.57%, due 12/17/2029	470,217
	CSC Holdings LLC
249,342	Term Loan B5, (3 mo. USD Term SOFR + 1.50%), 9.00%, due 4/15/2027	239,820
249,363	Term Loan B6, (1 mo. USD Term SOFR + 4.50%), 8.82%, due 1/18/2028	242,365
	Lumen Technologies, Inc.
249,366	Term Loan B1, (1 mo. USD Term SOFR), due 4/15/2029	237,990 (j)(k)
249,366	Term Loan B2, (1 mo. USD Term SOFR + 2.35%), 6.79%, due 4/15/2030	237,209
35,000	Zayo Group Holdings, Inc., Term Loan, (1 mo. USD Term SOFR), due 3/9/2027	32,475 (j)(k)
		1,460,076
Electric Utilities 1.9%
500,000	Cornerstone Generation LLC, Term Loan B, (1 mo. USD Term SOFR), due 10/28/2031	499,895 (j)(k)
	Lightstone Holdco LLC
467,568	Term Loan B, (3 mo. USD Term SOFR + 5.75%), 10.03%, due 1/29/2027	465,580
26,448	Term Loan C, (3 mo. USD Term SOFR + 5.75%), 10.03%, due 1/29/2027	26,336
		991,811

See Notes to Financial Statements

Schedule of Investments Flexible Credit Income ETF^ (Unaudited)   (cont’d)

Principal Amount(a)			Value

Health Care Equipment & Supplies 2.2%
	$496,256	Auris Luxembourg III SARL, Term Loan B4, (3 mo. USD Term SOFR + 3.75%, 6 mo. USD Term SOFR + 3.75%), 7.88% – 8.05%, due 2/28/2029	$489,641 (l)
	643,384	Bausch & Lomb Corp., Term Loan, (1 mo. USD Term SOFR + 3.25%), 7.67%, due 5/10/2027	635,085
1,124,726
Insurance 1.0%
	497,487	AssuredPartners, Inc., Term Loan B5, (1 mo. USD Term SOFR + 3.50%), 7.82%, due 2/14/2031	497,358
IT Services 0.9%
	500,000	QualityTech LP, Term Loan B, (1 mo. USD Term SOFR + 3.50%), 7.82%, due 10/30/2031	496,250 (m)
Software 0.4%
	250,000	Cloudera, Inc., Second Lien Term Loan, (1 mo. USD Term SOFR + 6.00%), 10.42%, due 10/8/2029	234,168
Total Loan Assignments (Cost $6,198,884)			6,134,969
Foreign Government Securities 6.2%
Argentine Republic Government International Bonds
	228,800	0.75%, due 7/9/2030	175,032 (n)
	173,954	4.13%, due 7/9/2046	113,140 (n)
	250,000	Colombia Government International Bonds, 4.50%, due 3/15/2029	234,648
	280,000	Dominican Republic International Bonds, 5.50%, due 2/22/2029	275,730 (h)
Ecuador Government International Bonds
	73,904	6.90%, due 7/31/2030	55,232 (h)
	173,365	5.50%, due 7/31/2035	103,969 (h)(n)
	200,000	Egypt Government International Bonds, 8.70%, due 3/1/2049	150,000 (h)
	200,000	El Salvador Government International Bonds, 9.50%, due 7/15/2052	199,242 (h)
Ghana Government International Bonds
	5,280	0.00%, due 7/3/2026	4,984 (b)
	53,240	5.00%, due 7/3/2029	45,443 (b)(n)
	76,560	5.00%, due 7/3/2035	52,061 (b)(n)
	200,000	Guatemala Government Bonds, 5.25%, due 8/10/2029	196,747 (h)
Ivory Coast Government International Bonds
EUR	200,000	5.88%, due 10/17/2031	206,544 (h)
EUR	100,000	4.88%, due 1/30/2032	97,882 (h)
	$200,000	Mongolia Government International Bonds, 3.50%, due 7/7/2027	184,319 (h)
	200,000	Nigeria Government International Bonds, 8.38%, due 3/24/2029	189,428 (h)
	220,000	Panama Government International Bonds, 3.16%, due 1/23/2030	192,464
	200,000	Republic of South Africa Government International Bonds, 4.85%, due 9/30/2029	188,480
	38,000	Romania Government International Bonds, 3.63%, due 3/27/2032	31,530 (b)
Sri Lanka Government International Bonds
	38,918	4.00%, due 4/15/2028	35,660 (b)
	41,436	3.10%, due 1/15/2030	33,759 (b)(n)
	81,276	3.35%, due 3/15/2033	56,284 (b)(n)
	54,880	3.60%, due 6/15/2035	35,365 (b)(n)
	76,208	3.60%, due 2/15/2038	53,346 (b)(n)
	200,000	Turkiye Government International Bonds, 9.38%, due 3/14/2029	215,610
	159,882	Zambia Government International Bonds, 5.75%, due 6/30/2033	138,889 (h)(n)

Total Foreign Government Securities (Cost $3,137,111)			3,265,788

See Notes to Financial Statements

Schedule of Investments Flexible Credit Income ETF^ (Unaudited)   (cont’d)

Number of Shares		Value
Short-Term Investments 0.3%
Investment Companies 0.3%
170,572	State Street Institutional U.S. Government Money Market Fund Premier Class, 4.29%(o) (Cost $170,572)	$170,572
Total Investments 100.4% (Cost $52,669,751)		52,519,703
Liabilities Less Other Assets (0.4)%		(200,337)(p)
Net Assets 100.0%		$52,319,366

‡	Represents less than 0.05% of net assets of the Fund.

(a)	Principal amount is stated in the currency in which the security is denominated.
(b)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At April 30, 2025, these securities amounted to $32,732,575, which represents 62.6% of net assets of the Fund.

(c)	Variable or floating rate security. The interest rate shown was the current rate as of April 30, 2025 and changes periodically.
(d)
Variable or floating rate security where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of April 30,
2025.

(e)	Payment-in-kind (PIK) security.
(f)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(g)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date shown reflects the next call date.
(h)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended.
Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at April 30, 2025 amounted to $3,912,456, which represents 7.5% of net assets of the Fund.

(i)	When-issued security. Total value of all such securities at April 30, 2025 amounted to $223,482, which represents 0.4% of net assets of the Fund.
(j)	All or a portion of this security was purchased on a delayed delivery basis.
(k)	All or a portion of this security had not settled as of April 30, 2025 and thus may not have an interest rate in effect. Interest rates do not take effect until settlement.
(l)	The stated interest rates represent the range of rates at April 30, 2025 of the underlying contracts within the Loan Assignment.
(m)	Value determined using significant unobservable inputs.
(n)
Step Bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of
April 30, 2025.

(o)	Represents 7-day effective yield as of April 30, 2025.

See Notes to Financial Statements

Schedule of Investments Flexible Credit Income ETF^ (Unaudited)   (cont’d)

(p)	Includes the impact of the Fund’s open positions in derivatives at April 30, 2025.

See Notes to Financial Statements

Schedule of Investments Flexible Credit Income ETF^ (Unaudited)   (cont’d)

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$35,861,445	68.5%
Cayman Islands	4,147,003	7.9%
Jersey	1,728,213	3.3%
United Kingdom	1,032,453	2.0%
Canada	835,958	1.6%
Netherlands	688,917	1.3%
Argentina	659,333	1.2%
Mexico	504,574	1.0%
Denmark	489,641	0.9%
Brazil	426,492	0.8%
Colombia	418,612	0.8%
Turkey	398,852	0.8%
France	353,314	0.7%
Cote D'Ivoire	304,426	0.6%
Dominican Republic	275,730	0.5%
Ireland	259,719	0.5%
Germany	256,792	0.5%
Sri Lanka	214,414	0.4%
Chile	212,442	0.4%
Spain	204,327	0.4%
Azerbaijan	202,000	0.4%
Uzbekistan	201,551	0.4%
El Salvador	199,242	0.4%
Peru	198,502	0.4%
Guatemala	196,747	0.4%
Angola	192,800	0.4%
Panama	192,464	0.4%
Nigeria	189,428	0.4%
South Africa	188,480	0.3%
China	188,001	0.3%
Mongolia	184,319	0.3%
United Arab Emirates	168,252	0.3%
Ecuador	159,201	0.3%
Egypt	150,000	0.3%
Australia	140,180	0.3%
Zambia	138,889	0.3%
Ghana	102,488	0.2%
Luxembourg	52,400	0.1%
Romania	31,530	0.1%
Short-Term Investments and Other Liabilities—Net	(29,765)	(0.1)%
	$52,319,366	100.0%

See Notes to Financial Statements

Schedule of Investments Flexible Credit Income ETF^ (Unaudited)   (cont’d)

Derivative Instruments
Futures contracts ("futures")
At April 30, 2025, open positions in futures for the Fund were as follows:

Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
6/2025	8	U.S. Treasury Long Bond	$933,000	$14,264
6/2025	3	U.S. Treasury Note, 10 Year	336,656	7,696
6/2025	13	U.S. Treasury Note, 5 Year	1,419,539	11,580
6/2025	22	U.S. Treasury Note, Ultra 10 Year	2,524,156	64,124
Total Long Positions			$5,213,351	$97,664

Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
6/2025	1	Euro-Bobl	$(135,523)	$(3,614)
6/2025	1	Euro-Oat	(142,331)	(1,076)
6/2025	4	Euro-Schatz	(487,443)	(2,968)
6/2025	1	Long Gilt	(124,634)	(2,719)
6/2025	16	U.S. Treasury Note, 2 Year	(3,330,375)	(33,234)
6/2025	2	U.S. Treasury Ultra Bond	(242,063)	(1,899)
Total Short Positions			$(4,462,369)	$(45,510)
Total Futures				$52,154
At April 30, 2025, the Fund had $133,023 deposited in a segregated account to cover margin requirements on open futures.
For the six months ended April 30, 2025, the average notional value for the months where the Fund had futures outstanding was $6,423,174 for long positions and $(3,460,223) for short positions.
Forward foreign currency contracts ("forward FX contracts")
At April 30, 2025, open forward FX contracts for the Fund were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
EUR	236	USD	270	SCB	7/16/2025	$(1)
USD	41	EUR	37	RBC	7/16/2025	(1)
USD	261,589	EUR	234,106	RBC	7/16/2025	(4,809)
USD	5,499	EUR	4,995	UBS	7/16/2025	(185)
USD	312,138	EUR	283,516	UBS	7/16/2025	(10,484)

See Notes to Financial Statements

Schedule of Investments Flexible Credit Income ETF^ (Unaudited)   (cont’d)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
USD	387,526	GBP	300,000	JPM	7/16/2025	$(12,398)
Total unrealized depreciation						$(27,878)
For the six months ended April 30, 2025, the average notional value for the months where the Fund had forward FX contracts outstanding was $1,298,600.
Credit default swap contracts ("credit default swaps")
At April 30, 2025, the Fund had outstanding credit default swaps as follows:

Centrally Cleared Credit Default Swaps — Sell Protection

Clearinghouse	Reference Entity	Notional Amount		Financing Rate Received by the Fund	Payment Frequency	Maturity Date	Upfront Payments/ (Receipts)	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
ICE CC	CDX North America High Yield Index, Ser. 44.V1	USD	2,459,000	5.00%	3M	6/20/2030	$126,501	$(33,523)	$14,344	$107,322

At April 30, 2025 the Fund had $138,353 deposited in a segregated account to cover margin requirements for centrally cleared swaps.
For the six months ended April 30, 2025, the average notional value for the months where the Fund had credit default swaps was $2,459,000 for sell protection.
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of April 30, 2025:

Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Mortgage-Backed Securities#	$—	$3,013,004	$—	$3,013,004
Asset-Backed Securities#	—	6,939,717	—	6,939,717
Corporate Bonds#	—	32,995,653	—	32,995,653
Loan Assignments
IT Services	—	—	496,250	496,250
Other Loan Assignments#	—	5,638,719	—	5,638,719
Total Loan Assignments	—	5,638,719	496,250	6,134,969
Foreign Government Securities	—	3,265,788	—	3,265,788
Short-Term Investments	—	170,572	—	170,572
Total Investments	$—	$52,023,453	$496,250	$52,519,703

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.

See Notes to Financial Statements

Schedule of Investments Flexible Credit Income ETF^ (Unaudited)   (cont’d)

(a)	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 11/1/2024	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 4/30/2025	Net change in unrealized appreciation/ (depreciation) from investments still held as of 4/30/2025
Investments in Securities:
Loan Assignments(1)(2)	$239	$—	$—	$1	$—	$—	$495	$(239)	$496	$1
Total	$239	$—	$—	$1	$—	$—	$495	$(239)	$496	$1
(1) Securities categorized as Level 3 were valued using a single quotation obtained from a dealer. The
Fund does not have access to significant unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

(2) Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any security where a change in the pricing level occurred from the beginning to the end of the period.

The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s derivatives as of April 30, 2025:

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures@
Assets	$97,664	$—	$—	$97,664
Liabilities	(45,510)	—	—	(45,510)
Forward FX Contracts@
Liabilities	—	(27,878)	—	(27,878)
Swaps
Assets	—	107,322	—	107,322
Total	$52,154	$79,444	$—	$131,598

@	Futures and forward FX contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

^
A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Financial Statements

Schedule of Investments Short Duration Income ETF^ (Unaudited)  April 30, 2025

Principal Amount		Value
Mortgage-Backed Securities 27.1%
Collateralized Mortgage Obligations 13.6%
$339,519	BRAVO Residential Funding Trust, Series 2024-NQM6, Class A1, 5.41%, due 8/1/2064	$339,161 (a)
Chase Home Lending Mortgage Trust
171,649	Series 2024-2, Class A6A, 6.00%, due 2/25/2055	172,430 (a)(b)
310,928	Series 2024-4, Class A6, 6.00%, due 3/25/2055	313,722 (a)(b)
185,961	Series 2024-10, Class A4A, 5.50%, due 10/25/2055	185,941 (a)(b)
373,440	Series 2024-11, Class A4, 6.00%, due 11/25/2055	377,078 (a)(b)
COLT Mortgage Loan Trust
703,727	Series 2021-5, Class A1, 1.73%, due 11/26/2066	628,377 (a)(b)
223,537	Series 2024-2, Class A1, 6.13%, due 4/25/2069	224,927 (a)
190,731	Series 2024-2, Class A3, 6.43%, due 4/25/2069	191,851 (a)
389,000	COOPR Residential Mortgage Trust, Series 2025-CES1, Class A1A, 5.65%, due 5/25/2060	388,999 (a)
190,000	EFMT, Series 2024-INV2, Class M1, 5.73%, due 10/25/2069	187,974 (a)(b)
623,438	Ellington Financial Mortgage Trust, Series 2022-1, Class A1, 2.21%, due 1/25/2067	543,000 (a)(b)
Federal Home Loan Mortgage Corp. REMIC
952,171	Series 5475, Class FA, (30 day USD SOFR Average + 1.10%), 5.45%, due 11/25/2054	943,257 (c)
705,497	Series 5474, Class FB, (30 day USD SOFR Average + 1.15%), 5.50%, due 11/25/2054	699,571 (c)
994,455	Series 5487, Class FA, (30 day USD SOFR Average + 1.40%), 5.75%, due 12/25/2054	993,957 (c)
1,073,326	Series 5518, Class FD, (30 day USD SOFR Average + 1.70%), 6.00%, due 3/25/2055	1,075,245 (c)
Federal Home Loan Mortgage Corp. STACR REMIC Trust
528,188	Series 2021-DNA6, Class M2, (30 day USD SOFR Average + 1.50%), 5.85%, due 10/25/2041	527,364 (a)(c)
785,000	Series 2022-DNA2, Class M1B, (30 day USD SOFR Average + 2.40%), 6.75%, due 2/25/2042	801,312 (a)(c)
408,000	Series 2022-DNA2, Class M2, (30 day USD SOFR Average + 3.75%), 8.10%, due 2/25/2042	423,126 (a)(c)
469,000	Series 2022-HQA1, Class M2, (30 day USD SOFR Average + 5.25%), 9.60%, due 3/25/2042	496,956 (a)(c)
333,000	Series 2022-HQA3, Class M1B, (30 day USD SOFR Average + 3.55%), 7.90%, due 8/25/2042	347,346 (a)(c)
390,000	Series 2022-DNA6, Class M2, (30 day USD SOFR Average + 5.75%), 10.10%, due 9/25/2042	425,006 (a)(c)
860,000	Series 2024-DNA1, Class M2, (30 day USD SOFR Average + 1.95%), 6.30%, due 2/25/2044	863,749 (a)(c)
505,000	Series 2024-DNA2, Class M2, (30 day USD SOFR Average + 1.70%), 6.05%, due 5/25/2044	504,056 (a)(c)
485,000	Series 2025-HQA1, Class M2, (30 day USD SOFR Average + 1.65%), 6.00%, due 2/25/2045	481,062 (a)(c)
Federal National Mortgage Association Connecticut Avenue Securities Trust
171,047	Series 2016-C01, Class 2M2, (30 day USD SOFR Average + 7.06%), 11.42%, due 8/25/2028	176,178 (c)
441,335	Series 2018-C02, Class 2M2, (30 day USD SOFR Average + 2.31%), 6.67%, due 8/25/2030	447,994 (c)
176,523	Series 2021-R01, Class 1M2, (30 day USD SOFR Average + 1.55%), 5.90%, due 10/25/2041	176,715 (a)(c)
515,000	Series 2021-R01, Class 1B1, (30 day USD SOFR Average + 3.10%), 7.45%, due 10/25/2041	523,209 (a)(c)
375,000	Series 2021-R03, Class 1M2, (30 day USD SOFR Average + 1.65%), 6.00%, due 12/25/2041	375,704 (a)(c)
1,505,000	Series 2022-R01, Class 1M2, (30 day USD SOFR Average + 1.90%), 6.25%, due 12/25/2041	1,511,565 (a)(c)
500,000	Series 2022-R02, Class 2M2, (30 day USD SOFR Average + 3.00%), 7.35%, due 1/25/2042	510,000 (a)(c)
625,000	Series 2022-R04, Class 1M2, (30 day USD SOFR Average + 3.10%), 7.45%, due 3/25/2042	641,749 (a)(c)
725,000	Series 2022-R03, Class 1M2, (30 day USD SOFR Average + 3.50%), 7.85%, due 3/25/2042	749,019 (a)(c)
495,000	Series 2022-R07, Class 1M2, (30 day USD SOFR Average + 4.65%), 9.00%, due 6/25/2042	524,393 (a)(c)
79,000	Series 2022-R08, Class 1M2, (30 day USD SOFR Average + 3.60%), 7.95%, due 7/25/2042	82,012 (a)(c)
435,000	Series 2022-R08, Class 1B1, (30 day USD SOFR Average + 5.60%), 9.95%, due 7/25/2042	466,538 (a)(c)
592,133	Series 2023-R01, Class 1M1, (30 day USD SOFR Average + 2.40%), 6.75%, due 12/25/2042	605,892 (a)(c)
244,000	Series 2023-R02, Class 1M2, (30 day USD SOFR Average + 3.35%), 7.70%, due 1/25/2043	253,455 (a)(c)
174,000	Series 2025-R01, Class 1B1, (30 day USD SOFR Average + 1.70%), 6.05%, due 1/25/2045	169,874 (a)(c)
500,000	Series 2025-R02, Class 1M2, (30 day USD SOFR Average + 1.60%), 5.95%, due 2/25/2045	497,500 (a)(c)
Federal National Mortgage Association REMIC
1,015,489	Series 2024-40, Class FA, (30 day USD SOFR Average + 1.15%), 5.50%, due 3/25/2054	1,007,838 (c)
1,250,000	Series 2025-33, Class FE, (30 day USD SOFR Average + 1.45%), 5.79%, due 8/25/2054	1,250,715 (c)(d)
1,061,862	Series 2025-1, Class AF, (30 day USD SOFR Average + 1.85%), 6.00%, due 2/25/2055	1,063,671 (c)

See Notes to Financial Statements

Schedule of Investments Short Duration Income ETF^ (Unaudited)   (cont’d)

Principal Amount		Value
Collateralized Mortgage Obligations – cont'd
$342,256	GCAT Trust, Series 2021-NQM5, Class A1, 1.26%, due 7/25/2066	$285,981 (a)(b)
Government National Mortgage Association REMIC
1,016,618	Series 2024-184, Class FN, (30 day USD SOFR Average + 1.20%), 5.55%, due 11/20/2054	1,012,200 (c)
1,018,275	Series 2024-187, Class FB, (30 day USD SOFR Average + 1.20%), 5.55%, due 11/20/2054	1,014,740 (c)
1,015,974	Series 2025-4, Class FY, (30 day USD SOFR Average + 1.60%), 5.95%, due 1/20/2055	1,016,262 (c)
JP Morgan Mortgage Trust
105,840	Series 2024-2, Class A6A, 6.00%, due 8/25/2054	105,778 (a)(b)
205,750	Series 2024-4, Class A6A, 6.00%, due 10/25/2054	206,668 (a)(b)
421,943	Series 2025-2, Class A4, 6.00%, due 7/25/2055	426,032 (a)(b)
147,208	Series 2024-NQM1, Class A1, 5.59%, due 2/25/2064	148,091 (a)
216,212	Series 2024-NQM1, Class A3, 5.95%, due 2/25/2064	217,310 (a)
193,000	Series 2024-NQM1, Class M1A, 6.41%, due 2/25/2064	193,547 (a)(b)
354,000	LHOME Mortgage Trust, Series 2024-RTL4, Class A1, 5.92%, due 7/25/2039	355,468 (a)
Morgan Stanley Residential Mortgage Loan Trust
590,037	Series 2024-NQM3, Class A3, 5.40%, due 7/25/2069	586,771 (a)
378,041	Series 2024-NQM5, Class A1, 5.65%, due 10/25/2069	379,597 (a)(b)
166,288	Series 2025-NQM2, Class A3, 6.10%, due 1/25/2070	167,405 (a)
New Residential Mortgage Loan Trust
219,000	Series 2024-RTL2, Class A1, 5.44%, due 9/25/2039	218,194 (a)
177,463	Series 2019-NQM5, Class A1, 2.71%, due 11/25/2059	168,341 (a)(b)
255,062	NRM FHT1 Excess Owner LLC, Series 2025-FHT1, Class A, 6.55%, due 3/25/2032	253,394 (a)
419,963	NYMT Loan Trust, Series 2024-INV1, Class A3, 5.83%, due 6/25/2069	421,350 (a)
OBX Trust
192,000	Series 2025-NQM7, Class A2, 5.76%, due 5/25/2055	192,481 (a)
214,000	Series 2025-NQM7, Class A3, 5.86%, due 5/25/2055	214,532 (a)
268,328	Series 2024-NQM14, Class A1, 4.94%, due 9/25/2064	266,540 (a)
190,000	Series 2024-NQM14, Class M1, 5.58%, due 9/25/2064	186,847 (a)(b)
Sequoia Mortgage Trust
87,354	Series 2024-2, Class A10, 6.00%, due 3/25/2054	87,465 (a)(b)
253,197	Series 2024-4, Class A10, 6.00%, due 5/25/2054	253,953 (a)(b)
366,349	SG Residential Mortgage Trust, Series 2021-2, Class A1, 1.74%, due 12/25/2061	313,556 (a)(b)
683,390	Towd Point Mortgage Trust, Series 2022-4, Class A1, 3.75%, due 9/25/2062	649,238 (a)
Verus Securitization Trust
285,462	Series 2021-3, Class A3, 1.44%, due 6/25/2066	247,066 (a)(b)
305,835	Series 2021-6, Class A3, 1.89%, due 10/25/2066	263,416 (a)(b)
261,714	Series 2022-7, Class A1, 5.15%, due 7/25/2067	262,664 (a)
190,000	Series 2024-4, Class M1, 6.70%, due 6/25/2069	191,660 (a)(b)
198,668	Series 2024-7, Class A1, 5.10%, due 9/25/2069	197,587 (a)(b)
135,456	Series 2024-7, Class A3, 5.40%, due 9/25/2069	134,676 (a)
370,000	Series 2025-3, Class A3, 5.93%, due 5/25/2070	370,733 (a)
34,179,031
Commercial Mortgage-Backed 7.0%
230,000	1211 Avenue of the Americas Trust, Series 2015-1211, Class A1A2, 3.90%, due 8/10/2035	226,044 (a)
219,000	BAMLL Trust, Series 2024-BHP, Class B, (1 mo. USD Term SOFR + 2.90%), 7.22%, due 8/15/2039	218,956 (a)(c)
172,938	BANK, Series 2020-BN30, Class A1, 0.45%, due 12/15/2053	170,651
127,000	Bank5, Series 2024-5YR7, Class C, 7.34%, due 6/15/2057	131,811 (b)
BANK5
110,000	Series 2023-5YR2, Class C, 7.40%, due 7/15/2056	113,154 (b)
275,000	Series 2024-5YR7, Class D, 4.00%, due 6/15/2057	241,914 (a)
BBCMS Mortgage Trust
4,333,876	Series 2021-C11, Class XA, 1.47%, due 9/15/2054	253,777 (b)(e)

See Notes to Financial Statements

Schedule of Investments Short Duration Income ETF^ (Unaudited)   (cont’d)

Principal Amount		Value
Commercial Mortgage-Backed – cont'd
$1,873,181	Series 2022-C17, Class XA, 1.32%, due 9/15/2055	$130,034 (b)(e)
Benchmark Mortgage Trust
104,331	Series 2019-B12, Class A2, 3.00%, due 8/15/2052	102,169
325,000	Series 2019-B12, Class AS, 3.42%, due 8/15/2052	302,520
111,000	Series 2020-B17, Class C, 3.37%, due 3/15/2053	84,356 (b)
7,381,803	Series 2021-B30, Class XA, 0.91%, due 11/15/2054	302,900 (b)(e)
231,000	Series 2023-V2, Class C, 6.99%, due 5/15/2055	235,036 (b)
170,000	Series 2023-V3, Class C, 7.41%, due 7/15/2056	173,122 (b)
88,000	Series 2023-B40, Class C, 7.66%, due 12/15/2056	91,801 (b)
29,000	Series 2024-V5, Class C, 7.20%, due 1/10/2057	29,505 (b)
228,000	Series 2024-V8, Class B, 7.18%, due 7/15/2057	239,690 (b)
187,000	Series 2019-B10, Class B, 4.18%, due 3/15/2062	167,744 (b)
BLP Commercial Mortgage Trust
261,000	Series 2025-IND, Class A, (1 mo. USD Term SOFR + 1.20%), 5.52%, due 3/15/2042	256,227 (a)(c)
242,000	Series 2025-IND, Class D, (1 mo. USD Term SOFR + 2.25%), 6.57%, due 3/15/2042	232,402 (a)(c)
BMO Mortgage Trust
550,000	Series 2023-5C2, Class A3, 7.30%, due 11/15/2056	591,543 (b)
199,000	Series 2024-C8, Class C, 6.23%, due 3/15/2057	199,932 (b)
228,000	BPR Trust, Series 2022-OANA, Class D, (1 mo. USD Term SOFR + 3.70%), 8.02%, due 4/15/2037	225,718 (a)(c)
BX Commercial Mortgage Trust
100,000	Series 2021-VOLT, Class D, (1 mo. USD Term SOFR + 1.76%), 6.09%, due 9/15/2036	98,500 (a)(c)
100,000	Series 2021-VOLT, Class E, (1 mo. USD Term SOFR + 2.11%), 6.44%, due 9/15/2036	98,375 (a)(c)
193,000	Series 2021-VOLT, Class F, (1 mo. USD Term SOFR + 2.51%), 6.84%, due 9/15/2036	188,989 (a)(c)
88,545	Series 2024-MF, Class C, (1 mo. USD Term SOFR + 1.94%), 6.26%, due 2/15/2039	88,269 (a)(c)
190,373	Series 2024-MF, Class D, (1 mo. USD Term SOFR + 2.69%), 7.01%, due 2/15/2039	189,540 (a)(c)
267,193	Series 2024-XL5, Class D, (1 mo. USD Term SOFR + 2.69%), 7.01%, due 3/15/2041	263,686 (a)(c)
209,000	Series 2024-GPA2, Class C, (1 mo. USD Term SOFR + 2.19%), 6.51%, due 11/15/2041	208,477 (a)(c)
BX Trust
244,000	Series 2024-VLT4, Class E, (1 mo. USD Term SOFR + 2.89%), 7.21%, due 7/15/2029	234,230 (a)(c)
399,000	Series 2025-ROIC, Class D, (1 mo. USD Term SOFR + 1.99%), 6.31%, due 3/15/2030	384,550 (a)(c)
336,000	Series 2024-BIO, Class C, (1 mo. USD Term SOFR + 2.64%), 6.96%, due 2/15/2041	330,120 (a)(c)
196,000	Series 2019-OC11, Class E, 4.08%, due 12/9/2041	176,725 (a)(b)
163,000	Series 2019-OC11, Class D, 4.08%, due 12/9/2041	151,157 (a)(b)
CAMB Commercial Mortgage Trust
375,218	Series 2019-LIFE, Class D, (1 mo. USD Term SOFR + 2.05%), 6.37%, due 12/15/2037	373,107 (a)(c)
295,000	Series 2019-LIFE, Class E, (1 mo. USD Term SOFR + 2.45%), 6.77%, due 12/15/2037	292,972 (a)(c)
140,000	Series 2019-LIFE, Class F, (1 mo. USD Term SOFR + 2.85%), 7.17%, due 12/15/2037	138,516 (a)(c)
Citigroup Commercial Mortgage Trust
170,000	Series 2023-SMRT, Class C, 6.05%, due 10/12/2040	171,520 (a)(b)
201,199	Series 2016-P4, Class AAB, 2.78%, due 7/10/2049	200,485
COMM Mortgage Trust
101,000	Series 2024-CBM, Class D, 8.19%, due 12/10/2041	101,515 (a)(b)
219,000	Series 2024-277P, Class B, 7.23%, due 8/10/2044	232,346 (a)(b)
63,356	Series 2014-UBS3, Class XA, 0.77%, due 6/10/2047	1 (b)(e)
CONE Trust
87,000	Series 2024-DFW1, Class A, (1 mo. USD Term SOFR + 1.64%), 5.96%, due 8/15/2041	86,565 (a)(c)
94,000	Series 2024-DFW1, Class D, (1 mo. USD Term SOFR + 3.04%), 7.36%, due 8/15/2041	93,066 (a)(c)
5,326,149	CSAIL Commercial Mortgage Trust, Series 2016-C5, Class XA, 0.99%, due 11/15/2048	8,932 (b)(e)
134,000	Eleven Madison Trust Mortgage Trust, Series 2015-11MD, Class D, 3.67%, due 9/10/2035	130,537 (a)(b)
ELM Trust
200,000	Series 2024-ELM, Class D10, 6.85%, due 6/10/2039	201,230 (a)(b)

See Notes to Financial Statements

Schedule of Investments Short Duration Income ETF^ (Unaudited)   (cont’d)

Principal Amount		Value
Commercial Mortgage-Backed – cont'd
$215,000	Series 2024-ELM, Class D15, 6.90%, due 6/10/2039	$216,320 (a)(b)
327,000	Fashion Show Mall LLC, Series 2024-SHOW, Class B, 5.83%, due 10/10/2041	330,961 (a)(b)
1,535,000	Federal Home Loan Mortgage Corp. Multiclass Certificates, Series 2020-RR02, Class CX, 1.27%, due 3/27/2029	62,916 (b)(e)
79,586	Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Series 2024-MN8, Class M1, (30 day USD SOFR Average + 2.85%), 7.20%, due 5/25/2044	80,429 (a)(c)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
4,588,511	Series KW03, Class X1, 0.91%, due 6/25/2027	58,007 (b)(e)
3,339,158	Series K095, Class X1, 1.08%, due 6/25/2029	109,443 (b)(e)
5,086,146	Series K096, Class X1, 1.24%, due 7/25/2029	197,388 (b)(e)
4,100,000	Series K098, Class XAM, 1.52%, due 8/25/2029	219,290 (b)(e)
147,000	FIVE Mortgage Trust, Series 2023-V1, Class C, 6.51%, due 2/10/2056	149,061 (b)
207,000	Great Wolf Trust, Series 2024-WOLF, Class D, (1 mo. USD Term SOFR + 2.89%), 7.21%, due 3/15/2039	206,030 (a)(c)
GS Mortgage Securities Trust
3,092	Series 2010-C1, Class B, 5.15%, due 8/10/2043	3,088 (a)
2,444,651	Series 2013-GC13, Class XA, 0.00%, due 7/10/2046	24 (b)(e)
134,000	Series 2016-GS2, Class C, 4.85%, due 5/10/2049	128,800 (b)
4,361,834	Series 2015-GC30, Class XA, 0.66%, due 5/10/2050	48 (b)(e)
401,000	Hilton USA Trust, Series 2016-HHV, Class C, 4.33%, due 11/5/2038	392,997 (a)(b)
Hudson Yards Mortgage Trust
100,000	Series 2025-SPRL, Class D, 6.55%, due 1/13/2040	102,904 (a)(b)
100,000	Series 2025-SPRL, Class E, 6.90%, due 1/13/2040	102,070 (a)(b)
529,000	INTOWN Mortgage Trust, Series 2025-STAY, Class C, (1 mo. USD Term SOFR + 2.25%), 6.57%, due 3/15/2042	517,759 (a)(c)
256,000	IRV Trust, Series 2025-200P, Class C, 5.92%, due 3/14/2047	252,672 (a)(b)
181,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class D, 3.56%, due 1/5/2039	148,344 (a)(b)
300,000	Manhattan West Mortgage Trust, Series 2020-1MW, Class D, 2.41%, due 9/10/2039	275,809 (a)(b)
210,000	MED Commercial Mortgage Trust, Series 2024-MOB, Class C, (1 mo. USD Term SOFR + 2.29%), 6.61%, due 5/15/2041	206,281 (a)(c)
152,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C33, Class C, 4.56%, due 5/15/2050	144,980 (b)
Morgan Stanley Capital I Trust
117,000	Series 2021-230P, Class B, (1 mo. USD Term SOFR + 1.56%), 5.89%, due 12/15/2038	109,053 (a)(c)
137,000	Series 2018-H4, Class C, 5.22%, due 12/15/2051	124,910 (b)
57,000	MSWF Commercial Mortgage Trust, Series 2023-2, Class C, 7.25%, due 12/15/2056	58,313 (b)
100,000	NYC Commercial Mortgage Trust, Series 2025-3BP, Class D, (1 mo. USD Term SOFR + 2.44%), 6.76%, due 2/15/2042	96,744 (a)(c)
One Market Plaza Trust
154,855	Series 2017-1MKT, Class A, 3.61%, due 2/10/2032	146,032 (a)
210,000	Series 2017-1MKT, Class B, 3.85%, due 2/10/2032	192,832 (a)
285,000	ONE Mortgage Trust, Series 2021-PARK, Class A, (1 mo. USD Term SOFR + 0.81%), 5.14%, due 3/15/2036	278,677 (a)(c)
ONNI Commercial Mortgage Trust
221,000	Series 2024-APT, Class C, 6.64%, due 7/15/2039	228,096 (a)(b)
100,000	Series 2024-APT, Class D, 7.24%, due 7/15/2039	104,057 (a)(b)
150,000	ORL Trust, Series 2024-GLKS, Class D, (1 mo. USD Term SOFR + 2.79%), 7.11%, due 12/15/2039	148,312 (a)(c)
303,000	PRM5 Trust, Series 2025-PRM5, Class D, 5.81%, due 3/10/2033	302,316 (a)(b)
304,000	RIDE, Series 2025-SHRE, Class C, 6.32%, due 2/14/2047	303,265 (a)(b)
357,000	ROCK Trust, Series 2024-CNTR, Class D, 7.11%, due 11/13/2041	372,392 (a)
299,000	SDAL Trust, Series 2025-DAL, Class C, (1 mo. USD Term SOFR + 3.94%), 8.24%, due 4/15/2042	298,531 (a)(c)

See Notes to Financial Statements

Schedule of Investments Short Duration Income ETF^ (Unaudited)   (cont’d)

Principal Amount		Value
Commercial Mortgage-Backed – cont'd
SFO Commercial Mortgage Trust
$375,000	Series 2021-555, Class A, (1 mo. USD Term SOFR + 1.26%), 5.59%, due 5/15/2038	$369,609 (a)(c)
54,000	Series 2021-555, Class D, (1 mo. USD Term SOFR + 2.51%), 6.84%, due 5/15/2038	51,571 (a)(c)
100,000	TCO Commercial Mortgage Trust, Series 2024-DPM, Class C, (1 mo. USD Term SOFR + 1.99%), 6.31%, due 12/15/2039	97,222 (a)(c)
311,747	U.S. Bank NA, Series 2025-SUP1, Class C, (30 day USD SOFR Average + 1.90%), 6.25%, due 2/25/2032	312,377 (a)(c)
Wells Fargo Commercial Mortgage Trust
125,000	Series 2024-1CHI, Class C, 6.43%, due 7/15/2035	125,093 (a)(b)
100,000	Series 2024-1CHI, Class D, 6.93%, due 7/15/2035	99,238 (a)(b)
365,000	Series 2016-NXS6, Class B, 3.81%, due 11/15/2049	351,960
3,426,410	Series 2019-C52, Class XA, 1.70%, due 8/15/2052	177,165 (b)(e)
143,000	Series 2025-5C3, Class C, 6.23%, due 1/15/2058	142,117 (b)
17,559,919
Federal Home Loan Mortgage Corp. 4.1%
Pass-Through Certificates
53,738	4.50%, due 11/1/2039	53,401
4,464,134	5.50%, due 9/1/2052 - 12/1/2054	4,465,009
5,868,275	6.00%, due 3/1/2053 - 3/1/2055	5,956,422
10,474,832
Federal National Mortgage Association 2.4%
Pass-Through Certificates
76,911	4.50%, due 4/1/2039 - 5/1/2044	75,735
3,727,257	5.50%, due 11/1/2052 - 2/1/2055	3,728,565
2,132,424	6.00%, due 10/1/2053 - 7/1/2054	2,175,776
5,980,076
Total Mortgage-Backed Securities (Cost $70,225,826)		68,193,858
Asset-Backed Securities 17.2%
Automobiles 2.5%
Avis Budget Rental Car Funding AESOP LLC
375,000	Series 2020-2A, Class B, 2.96%, due 2/20/2027	369,656 (a)
225,000	Series 2022-5A, Class C, 6.24%, due 4/20/2027	225,317 (a)
485,000	Series 2021-2A, Class B, 1.90%, due 2/20/2028	460,584 (a)
245,000	Series 2024-1A, Class C, 6.48%, due 6/20/2030	248,922 (a)
526,066	BOF VII AL Funding Trust I, Series 2023-CAR3, Class A2, 6.29%, due 7/26/2032	535,220 (a)
406,000	Exeter Automobile Receivables Trust, Series 2025-1A, Class D, 5.49%, due 5/15/2031	406,619
462,000	Flagship Credit Auto Trust, Series 2024-1, Class A3, 5.48%, due 10/16/2028	467,350 (a)
GLS Auto Select Receivables Trust
271,764	Series 2024-2A, Class A2, 5.58%, due 6/17/2030	274,877 (a)
57,000	Series 2024-4A, Class C, 4.75%, due 11/15/2030	56,802 (a)
61,000	Series 2025-1A, Class B, 5.04%, due 2/15/2031	61,831 (a)
72,000	Series 2025-1A, Class C, 5.26%, due 3/15/2031	72,943 (a)
149,000	Series 2024-4A, Class D, 5.28%, due 10/15/2031	147,228 (a)
198,970	Huntington Bank Auto Credit-Linked Notes, Series 2024-1, Class B1, 6.15%, due 5/20/2032	201,454 (a)
2,666	JPMorgan Chase Bank NA, Series 2021-3, Class B, 0.76%, due 2/26/2029	2,658 (a)
580,000	Prestige Auto Receivables Trust, Series 2021-1A, Class D, 2.08%, due 2/15/2028	565,857 (a)
Santander Drive Auto Receivables Trust
87,000	Series 2024-1, Class C, 5.45%, due 3/15/2030	87,924

See Notes to Financial Statements

Schedule of Investments Short Duration Income ETF^ (Unaudited)   (cont’d)

Principal Amount		Value
Asset-Backed Securities – cont'd
Automobiles – cont'd
$449,000	Series 2025-1, Class D, 5.43%, due 3/17/2031	$450,619
445,000	Series 2025-2, Class C, 5.06%, due 5/15/2031	448,968
421,000	SFS Auto Receivables Securitization Trust, Series 2024-1A, Class C, 5.51%, due 1/20/2032	428,379 (a)
134,175	U.S. Bank NA, Series 2023-1, Class B, 6.79%, due 8/25/2032	135,923 (a)
Westlake Automobile Receivables Trust
360,000	Series 2024-1A, Class A3, 5.44%, due 5/17/2027	361,047 (a)
224,000	Series 2025-1A, Class D, 5.54%, due 11/15/2030	225,287 (a)
6,235,465
Home Equity 0.7%
JP Morgan Mortgage Trust
212,182	Series 2023-HE2, Class A1, (30 day USD SOFR Average + 1.70%), 6.05%, due 3/20/2054	213,605 (a)(c)
135,000	Series 2023-HE3, Class M1, (30 day USD SOFR Average + 2.10%), 6.45%, due 5/25/2054	135,612 (a)(c)
187,491	Series 2024-HE1, Class A1, (30 day USD SOFR Average + 1.50%), 5.85%, due 8/25/2054	188,016 (a)(c)
89,000	Series 2024-HE1, Class M1, (30 day USD SOFR Average + 2.00%), 6.35%, due 8/25/2054	89,414 (a)(c)
443,200	OBX Trust, Series 2025-HE1, Class A1, (30 day USD SOFR Average + 1.60%), 5.95%, due 2/25/2055	441,619 (a)(c)
Towd Point Mortgage Trust
324,861	Series 2024-CES1, Class A1A, 5.85%, due 1/25/2064	326,125 (a)
311,182	Series 2024-CES2, Class A1A, 6.13%, due 2/25/2064	313,685 (a)
1,708,076
Other 12.8%
425,290	Aqua Finance Trust, Series 2021-A, Class A, 1.54%, due 7/17/2046	392,620 (a)
423,000	Barings Equipment Finance LLC, Series 2025-A, Class A3, 4.82%, due 8/13/2032	428,671 (a)
1,300,000	Benefit Street Partners CLO XXXVIII Ltd., Series 2024-38A, Class A, (3 mo. USD Term SOFR + 1.31%), 5.62%, due 1/25/2038	1,300,000 (a)(c)
180,000	Blue Stream Issuer LLC, Series 2024-1A, Class A2, 5.41%, due 11/20/2054	180,144 (a)
371,004	Business Jet Securities LLC, Series 2024-1A, Class A, 6.20%, due 5/15/2039	375,782 (a)
317,738	Castlelake Aircraft Structured Trust, Series 2025-1A, Class B, 6.50%, due 2/15/2050	318,681 (a)
CCG Receivables Trust
100,000	Series 2024-1, Class C, 5.22%, due 3/15/2032	101,113 (a)
100,000	Series 2024-1, Class D, 5.80%, due 3/15/2032	100,575 (a)
266,746	Series 2023-2, Class A2, 6.28%, due 4/14/2032	270,506 (a)
441,000	Series 2025-1, Class A2, 4.48%, due 10/14/2032	441,231 (a)
Cloud Capital Holdco LP
211,000	Series 2024-1A, Class A2, 5.78%, due 11/22/2049	211,517 (a)
136,000	Series 2024-2A, Class A2, 5.92%, due 11/22/2049	134,674 (a)
Compass Datacenters Issuer II LLC
120,000	Series 2024-1A, Class A2, 5.75%, due 2/25/2049	121,294 (a)
100,000	Series 2024-1A, Class B, 7.00%, due 2/25/2049	101,986 (a)
Crockett Partners Equipment Co. IIA LLC
102,229	Series 2024-1C, Class A, 6.05%, due 1/20/2031	103,926 (a)
85,907	Series 2024-1C, Class B, 6.78%, due 1/20/2031	87,222 (a)
244,000	CyrusOne Data Centers Issuer I LLC, Series 2023-2A, Class A2, 5.56%, due 11/20/2048	245,543 (a)
Dell Equipment Finance Trust
170,000	Series 2024-1, Class C, 5.73%, due 3/22/2030	172,312 (a)
170,000	Series 2024-1, Class D, 6.12%, due 9/23/2030	173,022 (a)
1,000,000	Dryden 64 CLO Ltd., Series 2018-64A, Class D, (3 mo. USD Term SOFR + 2.91%), 7.18%, due 4/18/2031	977,088 (a)(c)
244,025	Elara HGV Timeshare Issuer LLC, Series 2023-A, Class A, 6.16%, due 2/25/2038	251,829 (a)

See Notes to Financial Statements

Schedule of Investments Short Duration Income ETF^ (Unaudited)   (cont’d)

Principal Amount		Value
Asset-Backed Securities – cont'd
Other – cont'd
$435,000	Fort Washington CLO Ltd., Series 2021-2A, Class A, (3 mo. USD Term SOFR + 1.48%), 5.75%, due 10/20/2034	$434,347 (a)(c)
Foundation Finance Trust
100,000	Series 2024-2A, Class B, 4.93%, due 3/15/2050	99,389 (a)
100,000	Series 2024-2A, Class D, 6.59%, due 3/15/2050	101,481 (a)
202,977	Series 2025-1A, Class A, 4.95%, due 4/15/2050	203,543 (a)
Frontier Issuer LLC
480,000	Series 2023-1, Class A2, 6.60%, due 8/20/2053	487,567 (a)
122,000	Series 2024-1, Class B, 7.02%, due 6/20/2054	126,431 (a)
205,000	Gracie Point International Funding LLC, Series 2024-1A, Class A, (90 day USD SOFR Average + 1.70%), 6.12%, due 3/1/2028	204,063 (a)(c)
318,000	GreatAmerica Leasing Receivables Funding LLC, Series 2025-1, Class A3, 4.49%, due 4/16/2029	319,676 (a)
216,000	GreenSky Home Improvement Issuer Trust, Series 2025-1A, Class B, 5.39%, due 3/25/2060	216,550 (a)
292,045	GreenSky Home Improvement Trust, Series 2024-1, Class A4, 5.67%, due 6/25/2059	296,456 (a)
Hilton Grand Vacations Trust
86,852	Series 2018-AA, Class A, 3.54%, due 2/25/2032	86,748 (a)
70,519	Series 2022-2A, Class A, 4.30%, due 1/25/2037	70,104 (a)
225,247	Series 2022-2A, Class B, 4.74%, due 1/25/2037	224,107 (a)
176,336	Series 2024-2A, Class C, 5.99%, due 3/25/2038	178,869 (a)
145,026	Series 2024-1B, Class A, 5.75%, due 9/15/2039	148,481 (a)
107,320	Series 2024-1B, Class B, 5.99%, due 9/15/2039	109,391 (a)
58,011	Series 2024-1B, Class C, 6.62%, due 9/15/2039	59,196 (a)
295,775	Series 2024-3A, Class A, 4.98%, due 8/27/2040	298,516 (a)
115,000	Island Finance Trust, Series 2025-1A, Class A, 6.54%, due 3/19/2035	116,836 (a)
1,000,000	Katayma CLO II Ltd., Series 2024-2A, Class A1, (3 mo. USD Term SOFR + 1.65%), 5.92%, due 4/20/2037	1,001,559 (a)(c)
Kubota Credit Owner Trust
407,000	Series 2024-1A, Class A3, 5.19%, due 7/17/2028	412,548 (a)
436,000	Series 2025-1A, Class A3, 4.67%, due 6/15/2029	441,178 (a)
284,593	MetroNet Infrastructure Issuer LLC, Series 2022-1A, Class A2, 6.35%, due 10/20/2052	290,123 (a)
MVW LLC
175,356	Series 2021-2A, Class A, 1.43%, due 5/20/2039	165,040 (a)
124,408	Series 2021-2A, Class B, 1.83%, due 5/20/2039	116,787 (a)
47,955	Series 2021-1WA, Class B, 1.44%, due 1/22/2041	45,478 (a)
200,548	Series 2024-2A, Class B, 4.58%, due 3/20/2042	197,178 (a)
129,048	Series 2024-2A, Class C, 4.92%, due 3/20/2042	125,990 (a)
161,000	Series 2025-1A, Class B, 5.21%, due 9/22/2042	161,651 (a)(f)
131,000	Series 2025-1A, Class C, 5.75%, due 9/22/2042	132,034 (a)(f)
142,580	Series 2024-1A, Class B, 5.51%, due 2/20/2043	144,085 (a)
80,019	Series 2024-1A, Class C, 6.20%, due 2/20/2043	80,632 (a)
204,679	NRM FNT1 Excess LLC, Series 2024-FNT1, Class A, 7.40%, due 11/25/2031	206,280 (a)
1,200,000	Oaktree CLO Ltd., Series 2022-3A, Class A1R, (3 mo. USD Term SOFR + 1.38%), 5.64%, due 10/15/2037	1,200,000 (a)(c)
2,400,000	OCP CLO Ltd., Series 2021-21A, Class D1R, (3 mo. USD Term SOFR + 2.65%), 6.92%, due 1/20/2038	2,394,910 (a)(c)
1,000,000	Octagon Investment Partners 43 Ltd., Series 2019-1A, Class D, (3 mo. USD Term SOFR + 4.16%), 8.44%, due 10/25/2032	1,001,810 (a)(c)
237,199	OneMain Financial Issuance Trust, Series 2022-2A, Class A, 4.89%, due 10/14/2034	237,023 (a)
307,328	OWN Equipment Fund I LLC, Series 2024-2M, Class A, 5.70%, due 12/20/2032	310,843 (a)
872,000	PFS Financing Corp., Series 2024-D, Class A, 5.34%, due 4/15/2029	888,130 (a)

See Notes to Financial Statements

Schedule of Investments Short Duration Income ETF^ (Unaudited)   (cont’d)

Principal Amount		Value
Asset-Backed Securities – cont'd
Other – cont'd
$1,200,000	Regatta XXVIII Funding Ltd., Series 2024-2A, Class A1, (3 mo. USD Term SOFR + 1.55%), 5.83%, due 4/25/2037	$1,201,282 (a)(c)
Sierra Timeshare Receivables Funding LLC
29,258	Series 2020-2A, Class C, 3.51%, due 7/20/2037	29,158 (a)
74,046	Series 2022-1A, Class A, 3.05%, due 10/20/2038	72,728 (a)
98,920	Series 2022-1A, Class C, 3.94%, due 10/20/2038	97,115 (a)
100,634	Series 2023-2A, Class C, 7.30%, due 4/20/2040	104,053 (a)
58,702	Series 2022-2A, Class B, 5.04%, due 6/20/2040	58,439 (a)
92,622	Series 2023-3A, Class B, 6.44%, due 9/20/2040	95,355 (a)
119,986	Series 2024-2A, Class C, 5.83%, due 6/20/2041	121,069 (a)
263,536	Series 2024-3A, Class C, 5.32%, due 8/20/2041	263,071 (a)
376,927	Series 2025-1A, Class A, 4.81%, due 1/21/2042	379,683 (a)
226,603	Series 2024-1A, Class C, 5.94%, due 1/20/2043	229,599 (a)
1,000,000	Signal Peak CLO 8 Ltd., Series 2020-8A, Class A1R, (3 mo. USD Term SOFR + 1.39%), 5.66%, due 10/20/2037	1,000,000 (a)(c)
334,000	Sotheby's Artfi Master Trust, Series 2024-1A, Class A1, 6.43%, due 12/22/2031	337,182 (a)
548,000	Stack Infrastructure Issuer LLC, Series 2023-3A, Class A2, 5.90%, due 10/25/2048	554,204 (a)
263,675	Subway Funding LLC, Series 2024-1A, Class A2I, 6.03%, due 7/30/2054	266,677 (a)
Taco Bell Funding LLC
258,750	Series 2016-1A, Class A23, 4.97%, due 5/25/2046	258,687 (a)
191,587	Series 2021-1A, Class A2I, 1.95%, due 8/25/2051	181,634 (a)
286,000	Tesla Sustainable Energy Trust, Series 2024-1A, Class A2, 5.08%, due 6/21/2050	287,738 (a)
500,000	TICP CLO VII Ltd., Series 2017-7A, Class DR, (3 mo. USD Term SOFR + 3.46%), 7.72%, due 4/15/2033	495,904 (a)(c)
215,347	T-Mobile U.S. Trust, Series 2022-1A, Class A, 4.91%, due 5/22/2028	215,455 (a)
415,000	Trafigura Securitisation Finance PLC, Series 2024-1A, Class A2, 5.98%, due 11/15/2027	423,518 (a)
1,500,000	Trestles CLO III Ltd., Series 2020-3A, Class D1R, (3 mo. USD Term SOFR + 3.15%), 7.42%, due 10/20/2037	1,450,157 (a)(c)
2,400,000	Trestles CLO VI Ltd., Series 2023-6A, Class A1R, (3 mo. USD Term SOFR + 1.18%), 5.45%, due 4/25/2038	2,379,031 (a)(c)
266,000	Uniti Fiber ABS Issuer LLC, Series 2025-1A, Class A2, 5.88%, due 4/20/2055	271,503 (a)
217,458	Volofin Finance DAC, Series 2024-1A, Class A, 5.94%, due 6/15/2037	219,041 (a)
1,200,000	Wellington Management CLO 1 Ltd., Series 2023-1A, Class A, (3 mo. USD Term SOFR + 1.80%), 6.07%, due 10/20/2036	1,202,418 (a)(c)
285,000	Ziply Fiber Issuer LLC, Series 2024-1A, Class B, 7.81%, due 4/20/2054	296,448 (a)
32,315,915
Real Estate Investment Trusts 0.2%
432,000	American Tower Trust 1, 5.49%, due 3/15/2053	439,538 (a)
Student Loan 0.8%
Bayview Opportunity Master Fund VII LLC
70,311	Series 2024-EDU1, Class C, (30 day USD SOFR Average + 1.80%), 6.15%, due 6/25/2047	69,889 (a)(c)
29,296	Series 2024-EDU1, Class D, (30 day USD SOFR Average + 2.75%), 7.10%, due 6/25/2047	29,859 (a)(c)
Navient Private Education Refi Loan Trust
327,034	Series 2021-CA, Class A, 1.06%, due 10/15/2069	293,830 (a)
390,604	Series 2021-EA, Class A, 0.97%, due 12/16/2069	343,918 (a)
429,713	Series 2021-FA, Class A, 1.11%, due 2/18/2070	382,523 (a)
357,207	Series 2024-A, Class A, 5.66%, due 10/15/2072	364,517 (a)
490,000	SoFi Professional Loan Program LLC, Series 2018-C, Class BFX, 4.13%, due 1/25/2048	473,789 (a)
1,958,325

See Notes to Financial Statements

Schedule of Investments Short Duration Income ETF^ (Unaudited)   (cont’d)

Principal Amount		Value
Asset-Backed Securities – cont'd
Telecommunications 0.2%
$505,000	Crown Castle Towers LLC, 3.66%, due 5/15/2045	$504,735 (a)
Total Asset-Backed Securities (Cost $42,990,787)		43,162,054

Corporate Bonds 37.6%
Advertising 0.1%
150,000	Clear Channel Outdoor Holdings, Inc., 5.13%, due 8/15/2027	145,843 (a)
Aerospace & Defense 2.5%
	Boeing Co.
1,880,000	2.70%, due 2/1/2027	1,816,267
1,170,000	6.30%, due 5/1/2029	1,230,454
330,000	Bombardier, Inc., 7.50%, due 2/1/2029	339,931 (a)
1,013,000	General Electric Co., (3 mo. USD Term SOFR + 0.64%), 4.94%, due 5/5/2026	1,011,237 (c)
1,200,000	L3Harris Technologies, Inc., 5.40%, due 1/15/2027	1,219,033
725,000	RTX Corp., 4.13%, due 11/16/2028	719,199
		6,336,121
Agriculture 0.6%
1,420,000	Philip Morris International, Inc., 4.13%, due 4/28/2028	1,418,448
Airlines 0.3%
480,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, due 4/20/2029	465,554 (a)
110,000	Delta Air Lines, Inc., 7.00%, due 5/1/2025	110,000 (a)
77,500	Delta Air Lines, Inc./SkyMiles IP Ltd., 4.50%, due 10/20/2025	76,787 (a)
		652,341
Auto Manufacturers 0.3%
	Ford Motor Credit Co. LLC
45,000	6.95%, due 6/10/2026	45,472
390,000	7.35%, due 11/4/2027	401,522
130,000	6.80%, due 5/12/2028	131,957
320,000	2.90%, due 2/10/2029	284,687
		863,638
Auto Parts & Equipment 0.1%
210,000	Clarios Global LP/Clarios U.S. Finance Co., 6.75%, due 2/15/2030	213,633 (a)
Banks 9.2%
	Banco Santander SA
50,000	2.75%, due 5/28/2025	49,913
40,000	5.15%, due 8/18/2025	39,991
3,120,000	Bank of America Corp., 2.55%, due 2/4/2028	3,018,637 (g)
390,000	Bank of New York Mellon, 4.73%, due 4/20/2029	395,505 (g)
	Barclays PLC
975,000	5.67%, due 3/12/2028	993,438 (g)
765,000	4.84%, due 9/10/2028	766,211 (g)
	Citigroup, Inc.
1,465,000	4.79%, due 3/4/2029	1,472,228 (g)
1,635,000	4.54%, due 9/19/2030	1,618,373 (g)
860,000	Fifth Third Bank NA, (Secured Overnight Financing Rate + 0.81%), 5.19%, due 1/28/2028	853,050 (c)
3,345,000	Goldman Sachs Group, Inc., 1.95%, due 10/21/2027	3,222,043 (g)

See Notes to Financial Statements

Schedule of Investments Short Duration Income ETF^ (Unaudited)   (cont’d)

Principal Amount		Value

Banks – cont'd
$2,170,000	JPMorgan Chase & Co., 4.92%, due 1/24/2029	$2,200,712 (g)
Lloyds Banking Group PLC
750,000	5.46%, due 1/5/2028	760,041 (g)
1,640,000	5.09%, due 11/26/2028	1,659,927 (g)
475,000	M&T Bank Corp., 4.83%, due 1/16/2029	476,025 (g)
815,000	Manufacturers & Traders Trust Co., 4.70%, due 1/27/2028	819,149
Morgan Stanley
1,345,000	1.59%, due 5/4/2027	1,305,898 (g)
830,000	5.65%, due 4/13/2028	847,412 (g)
865,000	Morgan Stanley Bank NA, 5.02%, due 1/12/2029	878,028 (g)
350,000	State Street Corp., (Secured Overnight Financing Rate + 0.85%), 5.21%, due 8/3/2026	349,981 (c)
650,000	Truist Financial Corp., 5.90%, due 10/28/2026	653,717 (g)
750,000	UBS Group AG, 1.36%, due 1/30/2027	731,828 (a)(g)
23,112,107
Building Materials 0.2%
100,000	Camelot Return Merger Sub, Inc., 8.75%, due 8/1/2028	86,721 (a)
170,000	Jeld-Wen, Inc., 4.88%, due 12/15/2027	157,020 (a)
330,000	Standard Industries, Inc., 4.38%, due 7/15/2030	307,763 (a)
551,504
Chemicals 0.5%
Olympus Water U.S. Holding Corp.
330,000	7.13%, due 10/1/2027	330,851 (a)
205,000	9.75%, due 11/15/2028	213,602 (a)
245,000	SCIL IV LLC/SCIL USA Holdings LLC, 5.38%, due 11/1/2026	241,762 (a)
350,000	WR Grace Holdings LLC, 4.88%, due 6/15/2027	338,833 (a)
1,125,048
Commercial Services 0.4%
190,000	Champions Financing, Inc., 8.75%, due 2/15/2029	167,279 (a)
290,000	Herc Holdings, Inc., 6.63%, due 6/15/2029	286,496 (a)
215,000	Veritiv Operating Co., 10.50%, due 11/30/2030	224,578 (a)
360,000	Williams Scotsman, Inc., 6.63%, due 6/15/2029	364,817 (a)
1,043,170
Computers 0.7%
90,000	ASGN, Inc., 4.63%, due 5/15/2028	85,648 (a)
945,000	Dell International LLC/EMC Corp., 4.75%, due 4/1/2028	952,645
780,000	Hewlett Packard Enterprise Co., 4.40%, due 9/25/2027	779,524
1,817,817
Distribution - Wholesale 0.3%
230,000	Dealer Tire LLC/DT Issuer LLC, 8.00%, due 2/1/2028	223,119 (a)
240,000	Gates Corp., 6.88%, due 7/1/2029	243,511 (a)
290,000	Resideo Funding, Inc., 4.00%, due 9/1/2029	266,936 (a)
733,566
Diversified Financial Services 2.0%
1,245,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.88%, due 4/1/2028	1,252,338
775,000	American Express Co., 1.65%, due 11/4/2026	745,558
240,000	Azorra Finance Ltd., 7.75%, due 4/15/2030	238,147 (a)
Capital One Financial Corp.
1,255,000	4.99%, due 7/24/2026	1,254,997 (g)

See Notes to Financial Statements

Schedule of Investments Short Duration Income ETF^ (Unaudited)   (cont’d)

Principal Amount		Value

Diversified Financial Services – cont'd
$1,290,000	3.75%, due 3/9/2027	$1,273,187
270,000	Provident Funding Associates LP/PFG Finance Corp., 9.75%, due 9/15/2029	277,247 (a)
5,041,474
Electric 1.9%
575,000	Alpha Generation LLC, 6.75%, due 10/15/2032	585,989 (a)
1,135,000	Dominion Energy, Inc., 2.85%, due 8/15/2026	1,110,873
890,000	NextEra Energy Capital Holdings, Inc., (Secured Overnight Financing Rate Index + 0.80%), 5.16%, due 2/4/2028	890,621 (c)
160,000	NRG Energy, Inc., 10.25%, due 3/15/2028	175,288 (a)(g)(h)
427,000	NYSEG Storm Funding LLC, 4.71%, due 5/1/2029	429,783
Pacific Gas & Electric Co.
495,000	3.50%, due 6/15/2025	493,912
750,000	3.45%, due 7/1/2025	747,841
430,000	Vistra Corp., 7.00%, due 12/15/2026	434,255 (a)(g)(h)
4,868,562
Engineering & Construction 0.2%
260,000	Arcosa, Inc., 4.38%, due 4/15/2029	244,402 (a)
105,000	Artera Services LLC, 8.50%, due 2/15/2031	99,621 (a)
175,000	GTP Acquisition Partners I LLC, 3.48%, due 6/15/2050	174,675 (a)
518,698
Entertainment 1.3%
100,000	Caesars Entertainment, Inc., 7.00%, due 2/15/2030	102,364 (a)
200,000	Churchill Downs, Inc., 5.75%, due 4/1/2030	195,596 (a)
295,000	Live Nation Entertainment, Inc., 4.75%, due 10/15/2027	288,748 (a)
230,000	Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, due 5/1/2029	217,133 (a)
350,000	Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp., 5.25%, due 7/15/2029	332,749
Warnermedia Holdings, Inc.
1,500,000	3.76%, due 3/15/2027	1,459,721
815,000	4.05%, due 3/15/2029	761,278
3,357,589
Food 0.5%
1,190,000	Mars, Inc., 4.60%, due 3/1/2028	1,202,832 (a)
Food Service 0.1%
235,000	TKC Holdings, Inc., 6.88%, due 5/15/2028	235,016 (a)
Healthcare - Products 0.2%
360,000	Bausch & Lomb Corp., 8.38%, due 10/1/2028	373,968 (a)
150,000	Medline Borrower LP, 5.25%, due 10/1/2029	142,446 (a)
516,414
Healthcare - Services 0.1%
200,000	UnitedHealth Group, Inc., (Secured Overnight Financing Rate + 0.50%), 4.88%, due 7/15/2026	199,780 (c)
Holding Companies - Diversified 0.1%
150,000	Benteler International AG, 10.50%, due 5/15/2028	153,130 (a)
Home Builders 0.0%‡
95,000	Beazer Homes USA, Inc., 7.25%, due 10/15/2029	92,221

See Notes to Financial Statements

Schedule of Investments Short Duration Income ETF^ (Unaudited)   (cont’d)

Principal Amount		Value

Insurance 0.9%
$430,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, due 10/15/2027	$426,909 (a)
240,000	AmWINS Group, Inc., 6.38%, due 2/15/2029	242,860 (a)
1,335,000	Athene Global Funding, 4.95%, due 1/7/2027	1,343,173 (a)
160,000	HUB International Ltd., 5.63%, due 12/1/2029	156,300 (a)
2,169,242
Internet 0.3%
790,000	Uber Technologies, Inc., 4.50%, due 8/15/2029	777,918 (a)
Iron - Steel 0.2%
375,000	Cleveland-Cliffs, Inc., 6.88%, due 11/1/2029	363,198 (a)
Leisure Time 0.4%
405,000	Carnival Corp., 6.00%, due 5/1/2029	402,614 (a)
220,000	Lindblad Expeditions Holdings, Inc., 9.00%, due 5/15/2028	226,097 (a)
210,000	NCL Corp. Ltd., 8.13%, due 1/15/2029	219,915 (a)
160,000	Viking Cruises Ltd., 7.00%, due 2/15/2029	160,575 (a)
1,009,201
Machinery - Construction & Mining 0.1%
310,000	Manitowoc Co., Inc., 9.25%, due 10/1/2031	314,262 (a)
Media 1.5%
CCO Holdings LLC/CCO Holdings Capital Corp.
90,000	5.13%, due 5/1/2027	88,769 (a)
220,000	6.38%, due 9/1/2029	221,971 (a)
2,160,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.15%, due 11/10/2026	2,201,722
380,000	CSC Holdings LLC, 5.50%, due 4/15/2027	353,088 (a)
250,000	McGraw-Hill Education, Inc., 5.75%, due 8/1/2028	244,902 (a)
260,000	Sirius XM Radio LLC, 4.00%, due 7/15/2028	244,589 (a)
445,000	TCI Communications, Inc., 7.13%, due 2/15/2028	477,429
3,832,470
Mining 0.2%
360,000	Kaiser Aluminum Corp., 4.63%, due 3/1/2028	346,374 (a)
160,000	Novelis Corp., 6.88%, due 1/30/2030	162,305 (a)
508,679
Oil & Gas 1.3%
425,000	Comstock Resources, Inc., 6.75%, due 3/1/2029	402,715 (a)
2,210,000	Diamondback Energy, Inc., 5.20%, due 4/18/2027	2,241,069
220,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.25%, due 11/1/2028	212,885 (a)
350,000	Permian Resources Operating LLC, 5.88%, due 7/1/2029	341,797 (a)
3,198,466
Oil & Gas Services 0.0%‡
60,000	Aris Water Holdings LLC, 7.25%, due 4/1/2030	59,540 (a)
Packaging & Containers 0.6%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
160,000	6.00%, due 6/15/2027	159,413 (a)
180,000	3.25%, due 9/1/2028	164,531 (a)
580,000	Mauser Packaging Solutions Holding Co., 7.88%, due 4/15/2027	581,531 (a)
200,000	Sealed Air Corp./Sealed Air Corp. U.S., 7.25%, due 2/15/2031	208,270 (a)

See Notes to Financial Statements

Schedule of Investments Short Duration Income ETF^ (Unaudited)   (cont’d)

Principal Amount		Value

Packaging & Containers – cont'd
$295,000	Trivium Packaging Finance BV, 5.50%, due 8/15/2026	$292,102 (a)
		1,405,847
Pharmaceuticals 1.0%
2,510,000	CVS Health Corp., 4.30%, due 3/25/2028	2,490,973
90,000	Grifols SA, 4.75%, due 10/15/2028	83,779 (a)
		2,574,752
Pipelines 2.1%
200,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.38%, due 6/15/2029	195,181 (a)
	Enbridge, Inc.
360,000	5.90%, due 11/15/2026	366,852
359,000	5.25%, due 4/5/2027	364,322
980,000	Energy Transfer LP, 6.05%, due 12/1/2026	999,583
305,000	Genesis Energy LP/Genesis Energy Finance Corp., 8.25%, due 1/15/2029	309,974
1,215,000	Kinder Morgan, Inc., 5.00%, due 2/1/2029	1,227,461
	Kinetik Holdings LP
210,000	6.63%, due 12/15/2028	211,535 (a)
200,000	5.88%, due 6/15/2030	195,410 (a)
690,000	Plains All American Pipeline LP/PAA Finance Corp., 4.65%, due 10/15/2025	688,903
460,000	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.00%, due 3/1/2027	454,071 (a)
320,000	Venture Global LNG, Inc., 8.13%, due 6/1/2028	317,784 (a)
		5,331,076
Real Estate Investment Trusts 1.1%
845,000	American Tower Corp., 1.45%, due 9/15/2026	810,336
230,000	Blackstone Mortgage Trust, Inc., 3.75%, due 1/15/2027	218,603 (a)
390,000	Necessity Retail REIT, Inc./American Finance Operating Partner LP, 4.50%, due 9/30/2028	367,751 (a)
250,000	Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 5.88%, due 10/1/2028	243,965 (a)
270,000	RLJ Lodging Trust LP, 4.00%, due 9/15/2029	244,022 (a)
360,000	Starwood Property Trust, Inc., 7.25%, due 4/1/2029	373,329 (a)
	Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
287,000	10.50%, due 2/15/2028	304,732 (a)
130,000	4.75%, due 4/15/2028	124,419 (a)
85,000	XHR LP, 6.63%, due 5/15/2030	83,728 (a)
		2,770,885
Retail 0.9%
230,000	Nordstrom, Inc., 4.00%, due 3/15/2027	219,663
2,000,000	Walmart, Inc., 4.90%, due 4/28/2035	2,025,902
		2,245,565
Semiconductors 2.3%
	Broadcom, Inc.
1,342,000	5.05%, due 7/12/2027	1,363,322
1,495,000	4.80%, due 4/15/2028	1,516,660
1,405,000	Foundry JV Holdco LLC, 5.90%, due 1/25/2030	1,458,540 (a)
1,560,000	Intel Corp., 3.75%, due 8/5/2027	1,532,718
		5,871,240
Software 1.2%
330,000	AthenaHealth Group, Inc., 6.50%, due 2/15/2030	315,431 (a)
170,000	Cloud Software Group, Inc., 6.50%, due 3/31/2029	170,061 (a)

See Notes to Financial Statements

Schedule of Investments Short Duration Income ETF^ (Unaudited)   (cont’d)

Principal Amount		Value

Software – cont'd
$400,000	Open Text Holdings, Inc., 4.13%, due 2/15/2030	$369,630 (a)
900,000	Oracle Corp., 1.65%, due 3/25/2026	877,085
1,170,000	Synopsys, Inc., 4.55%, due 4/1/2027	1,176,296
		2,908,503
Telecommunications 1.8%
515,000	AT&T, Inc., 1.65%, due 2/1/2028	480,686
430,000	Consolidated Communications, Inc., 5.00%, due 10/1/2028	408,298 (a)
	Level 3 Financing, Inc.
370,000	10.50%, due 4/15/2029	409,677 (a)
140,000	11.00%, due 11/15/2029	156,450 (a)
1,010,000	T-Mobile USA, Inc., 3.75%, due 4/15/2027	999,056
1,535,000	Verizon Communications, Inc., 2.10%, due 3/22/2028	1,448,791
350,000	Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, due 10/1/2031	358,302 (a)
370,000	Zayo Group Holdings, Inc., 4.00%, due 3/1/2027	340,767 (a)
		4,602,027
Transportation 0.1%
330,000	XPO, Inc., 7.13%, due 6/1/2031	337,854 (a)
Total Corporate Bonds (Cost $93,734,696)		94,479,677

Loan Assignments(c) 1.7%
Construction Materials 0.2%
438,900	Quikrete Holdings, Inc., Term Loan B1, (1 mo. USD Term SOFR), due 4/14/2031	429,960 (d)(i)
Electric Utilities 0.2%
440,000	Cogentrix Finance Holdco I LLC, Term Loan B, (1 mo. USD Term SOFR + 2.75%), 7.07%, due 2/26/2032	439,340
Health Care Providers & Services 0.3%
440,000	CNT Holdings I Corp., Term Loan, (3 mo. USD Term SOFR + 2.50%), 6.78%, due 11/8/2032	437,373
425,700	Star Parent, Inc., Term Loan B, (3 mo. USD Term SOFR + 4.00%), 8.30%, due 9/27/2030	411,069
		848,442
Hotels, Restaurants & Leisure 0.1%
170,989	Carnival Corp., Term Loan, (1 mo. USD Term SOFR + 2.00%), 6.33%, due 8/8/2027	170,669
Insurance 0.3%
395,023	HUB International Ltd., Term Loan B, (3 mo. USD Term SOFR + 2.50%), 6.77%, due 6/20/2030	392,218
438,897	USI, Inc., Term Loan C, (3 mo. USD Term SOFR + 2.25%), 6.55%, due 9/29/2030	435,605
		827,823
Leisure Products 0.2%
438,900	SRAM LLC, Term Loan B, (1 mo. USD Term SOFR + 2.25%), 6.57%, due 2/27/2032	423,538 (j)
Media 0.2%
440,000	ABG Intermediate Holdings 2 LLC, Term Loan, (1 mo. USD Term SOFR + 2.25%), 6.57%, due 2/13/2032	429,550
Passenger Airlines 0.0%‡
117,000	American Airlines, Inc., Term Loan, (3 mo. USD Term SOFR + 2.25%), 6.52%, due 4/20/2028	114,368
Specialty Retail 0.0%‡
175,597	Petco Health & Wellness Co., Inc., Term Loan B, (3 mo. USD Term SOFR + 3.25%), 7.81%, due 3/3/2028	152,736

See Notes to Financial Statements

Schedule of Investments Short Duration Income ETF^ (Unaudited)   (cont’d)

Principal Amount		Value

Transportation Infrastructure 0.2%
$438,900	KKR Apple Bidco LLC, Term Loan, (1 mo. USD Term SOFR + 2.50%), 6.82%, due 9/23/2031	$433,023 (d)(i)
Total Loan Assignments (Cost $4,336,886)		4,269,449

Municipal Notes 2.1%
New York 2.1%
5,165,069	Mizuho Floater Residual Trust Revenue, (LOC: Mizuho Capital Markets LLC), Series 2023, 4.72%, due 12/1/2052 (Cost $5,165,069)	5,165,069 (a)
Number of Shares
Short-Term Investments 11.8%
Investment Companies 11.8%
29,723,027	State Street Institutional U.S. Government Money Market Fund Premier Class, 4.29%(k) (Cost $29,723,027)	29,723,027
Total Investments 97.5% (Cost $246,176,291)		244,993,134
Other Assets Less Liabilities 2.5%		6,182,939 (l)
Net Assets 100.0%		$251,176,073

‡	Represents less than 0.05% of net assets of the Fund.

(a)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At April 30, 2025, these securities amounted to $109,742,021, which represents 43.7% of net assets of the Fund.

(b)
Variable or floating rate security where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of April 30,
2025.

(c)	Variable or floating rate security. The interest rate shown was the current rate as of April 30, 2025 and changes periodically.
(d)	All or a portion of this security was purchased on a delayed delivery basis.
(e)
Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only"
holding.

(f)	When-issued security. Total value of all such securities at April 30, 2025 amounted to $293,685, which represents 0.1% of net assets of the Fund.
(g)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(h)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date shown reflects the next call date.
(i)	All or a portion of this security had not settled as of April 30, 2025 and thus may not have an interest rate in effect. Interest rates do not take effect until settlement.

See Notes to Financial Statements

Schedule of Investments Short Duration Income ETF^ (Unaudited)   (cont’d)

(j)	Value determined using significant unobservable inputs.
(k)	Represents 7-day effective yield as of April 30, 2025.
(l)	Includes the impact of the Fund’s open positions in derivatives at April 30, 2025.

See Notes to Financial Statements

Schedule of Investments Short Duration Income ETF^ (Unaudited)   (cont’d)

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$189,477,479	75.4%
Cayman Islands	14,722,659	5.9%
United Kingdom	4,179,617	1.7%
Jersey	2,203,977	0.9%
Ireland	1,894,897	0.7%
Canada	1,440,735	0.6%
Switzerland	731,828	0.3%
Netherlands	292,102	0.1%
Spain	173,683	0.1%
Other countries, each representing less than 0.05% of net assets of the Fund	153,130	0.0%
Short-Term Investments and Other Assets—Net	35,905,966	14.3%
	$251,176,073	100.0%

See Notes to Financial Statements

Schedule of Investments Short Duration Income ETF^ (Unaudited)   (cont’d)

Derivative Instruments
Futures contracts ("futures")
At April 30, 2025, open positions in futures for the Fund were as follows:

Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
6/2025	677	U.S. Treasury Note, 2 Year	$140,916,492	$715,907
Total Long Positions			$140,916,492	$715,907

Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
6/2025	13	U.S. Treasury Long Bond	$(1,516,125)	$17,063
6/2025	27	U.S. Treasury Note, 10 Year	(3,029,906)	(64,547)
6/2025	201	U.S. Treasury Note, 5 Year	(21,948,258)	(430,203)
6/2025	49	U.S. Treasury Note, Ultra 10 Year	(5,621,984)	(96,438)
6/2025	9	U.S. Treasury Ultra Bond	(1,089,281)	1,250
Total Short Positions			$(33,205,554)	$(572,875)
Total Futures				$143,032
At April 30, 2025, the Fund had $622,480 deposited in a segregated account to cover margin requirements on open futures.
For the six months ended April 30, 2025, the average notional value for the months where the Fund had futures outstanding was $96,095,078 for long positions and $(30,412,978) for short positions.
Credit default swap contracts ("credit default swaps")
At April 30, 2025, the Fund did not have any outstanding credit default swaps.
For the six months ended April 30, 2025, the average notional value for the months where the Fund had credit default swaps outstanding was $3,240,000 for buy protection.

See Notes to Financial Statements

Schedule of Investments Short Duration Income ETF^ (Unaudited)   (cont’d)

The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of April 30, 2025:

Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Mortgage-Backed Securities#	$—	$68,193,858	$—	$68,193,858
Asset-Backed Securities#	—	43,162,054	—	43,162,054
Corporate Bonds#	—	94,479,677	—	94,479,677
Loan Assignments
Leisure Products	—	—	423,538	423,538
Other Loan Assignments#	—	3,845,911	—	3,845,911
Total Loan Assignments	—	3,845,911	423,538	4,269,449
Municipal Notes#	—	5,165,069	—	5,165,069
Short-Term Investments	—	29,723,027	—	29,723,027
Total Investments	$—	$244,569,596	$423,538	$244,993,134

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.
(a)	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 11/1/2024	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 4/30/2025	Net change in unrealized appreciation/ (depreciation) from investments still held as of 4/30/2025
Investments in Securities:
Loan Assignments(1)	$—	$—	$—	$(14)	$439	$(1)	$—	$—	$424	$(14)
Total	$—	$—	$—	$(14)	$439	$(1)	$—	$—	$424	$(14)
(1) Securities categorized as Level 3 were valued using a single quotation obtained from a dealer. The
Fund does not have access to significant unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s derivatives as of April 30, 2025:

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures@
Assets	$734,220	$—	$—	$734,220
Liabilities	(591,188)	—	—	(591,188)
Total	$143,032	$—	$—	$143,032

@	Futures are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

^
A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Financial Statements

Schedule of Investments Total Return Bond ETF^ (Unaudited)  April 30, 2025

Principal Amount		Value
U.S. Treasury Obligations 2.7%
U.S. Treasury Bonds
$135,000	3.00%, due 11/15/2044	$104,978
140,000	2.25%, due 8/15/2049	88,670
410,000	4.63%, due 2/15/2055	405,708
U.S. Treasury Notes
250,000	4.13%, due 2/28/2027	252,109
320,000	4.25%, due 11/15/2034	322,450
185,000	4.63%, due 2/15/2035	191,938
Total U.S. Treasury Obligations (Cost $1,357,307)		1,365,853
U.S. Government Agency Securities 0.1%
80,000	Tennessee Valley Authority, 5.25%, due 2/1/2055 (Cost $78,817)	78,006

Mortgage-Backed Securities 27.8%
Collateralized Mortgage Obligations 5.1%
130,932	Angel Oak Mortgage Trust, Series 2022-5, Class A1, 4.50%, due 5/25/2067	129,236 (a)
119,295	Chase Home Lending Mortgage Trust, Series 2025-1, Class A4, 6.00%, due 11/25/2055	120,489 (a)(b)
Federal Home Loan Mortgage Corp. STACR REMIC Trust
124,844	Series 2021-DNA6, Class M2, (30 day USD SOFR Average + 1.50%), 5.85%, due 10/25/2041	124,649 (a)(c)
44,000	Series 2022-DNA2, Class M1B, (30 day USD SOFR Average + 2.40%), 6.75%, due 2/25/2042	44,914 (a)(c)
135,000	Series 2022-DNA6, Class M1B, (30 day USD SOFR Average + 3.70%), 8.05%, due 9/25/2042	141,321 (a)(c)
93,753	Series 2024-DNA2, Class M1, (30 day USD SOFR Average + 1.20%), 5.55%, due 5/25/2044	93,665 (a)(c)
125,000	Series 2024-DNA3, Class M2, (30 day USD SOFR Average + 1.45%), 5.80%, due 10/25/2044	124,481 (a)(c)
67,000	Series 2025-HQA1, Class M2, (30 day USD SOFR Average + 1.65%), 6.00%, due 2/25/2045	66,456 (a)(c)
Federal National Mortgage Association Connecticut Avenue Securities Trust
125,000	Series 2022-R01, Class 1M2, (30 day USD SOFR Average + 1.90%), 6.25%, due 12/25/2041	125,545 (a)(c)
120,000	Series 2022-R04, Class 1M2, (30 day USD SOFR Average + 3.10%), 7.45%, due 3/25/2042	123,216 (a)(c)
120,000	Series 2022-R03, Class 1M2, (30 day USD SOFR Average + 3.50%), 7.85%, due 3/25/2042	123,976 (a)(c)
120,000	Series 2022-R05, Class 2M2, (30 day USD SOFR Average + 3.00%), 7.35%, due 4/25/2042	122,700 (a)(c)
115,000	Series 2022-R06, Class 1M2, (30 day USD SOFR Average + 3.85%), 8.20%, due 5/25/2042	119,744 (a)(c)
122,039	Series 2022-R07, Class 1M1, (30 day USD SOFR Average + 2.95%), 7.30%, due 6/25/2042	124,972 (a)(c)
115,000	Series 2022-R07, Class 1M2, (30 day USD SOFR Average + 4.65%), 9.00%, due 6/25/2042	121,829 (a)(c)
120,000	Series 2023-R06, Class 1M2, (30 day USD SOFR Average + 2.70%), 7.05%, due 7/25/2043	123,634 (a)(c)
95,000	Series 2025-R02, Class 1M2, (30 day USD SOFR Average + 1.60%), 5.95%, due 2/25/2045	94,525 (a)(c)
64,404	JP Morgan Mortgage Trust, Series 2024-NQM1, Class A1, 5.59%, due 2/25/2064	64,790 (a)
OBX Trust
100,000	Series 2025-NQM7, Class A3, 5.86%, due 5/25/2055	100,249 (a)
95,011	Series 2024-NQM6, Class A1, 6.45%, due 2/25/2064	96,009 (a)
Verus Securitization Trust
116,317	Series 2022-7, Class A1, 5.15%, due 7/25/2067	116,739 (a)
110,397	Series 2024-4, Class A1, 6.22%, due 6/25/2069	111,338 (a)
112,879	Series 2024-7, Class A1, 5.10%, due 9/25/2069	112,265 (a)(b)
100,000	Series 2025-3, Class A3, 5.93%, due 5/25/2070	100,198 (a)
2,626,940
Commercial Mortgage-Backed 6.6%
125,000	1211 Avenue of the Americas Trust, Series 2015-1211, Class B, 4.23%, due 8/10/2035	119,075 (a)(b)
100,000	BAHA Trust, Series 2024-MAR, Class A, 6.17%, due 12/10/2041	103,234 (a)(b)
120,000	BAMLL Trust, Series 2024-BHP, Class B, (1 mo. USD Term SOFR + 2.90%), 7.22%, due 8/15/2039	119,976 (a)(c)
BANK5
26,000	Series 2023-5YR2, Class C, 7.40%, due 7/15/2056	26,746 (b)

See Notes to Financial Statements

Schedule of Investments Total Return Bond ETF^ (Unaudited)   (cont’d)

Principal Amount		Value

Commercial Mortgage-Backed – cont'd
$85,000	Series 2024-5YR7, Class D, 4.00%, due 6/15/2057	$74,773 (a)
BBCMS Mortgage Trust
74,000	Series 2024-C24, Class C, 6.00%, due 2/15/2057	72,088
114,000	Series 2025-C32, Class B, 6.13%, due 2/15/2062	116,585
Benchmark Mortgage Trust
55,000	Series 2023-V2, Class C, 6.99%, due 5/15/2055	55,961 (b)
95,000	Series 2024-V7, Class B, 7.08%, due 5/15/2056	100,821 (b)
41,000	Series 2023-V3, Class C, 7.41%, due 7/15/2056	41,753 (b)
71,000	Series 2024-V5, Class C, 7.20%, due 1/10/2057	72,237 (b)
100,000	BLP Commercial Mortgage Trust, Series 2025-IND, Class D, (1 mo. USD Term SOFR + 2.25%), 6.57%, due 3/15/2042	96,034 (a)(c)
BMO Mortgage Trust
72,000	Series 2024-5C3, Class C, 7.09%, due 2/15/2057	72,002 (b)
74,000	Series 2024-C8, Class C, 6.23%, due 3/15/2057	74,346 (b)
26,000	Series 2025-5C10, Class C, 6.49%, due 5/15/2058	26,212 (b)(d)
117,000	BX Commercial Mortgage Trust, Series 2021-VOLT, Class F, (1 mo. USD Term SOFR + 2.51%), 6.84%, due 9/15/2036	114,569 (a)(c)
BX Trust
115,000	Series 2025-ROIC, Class D, (1 mo. USD Term SOFR + 1.99%), 6.31%, due 3/15/2030	110,835 (a)(c)
90,000	Series 2019-OC11, Class C, 3.86%, due 12/9/2041	84,160 (a)
125,000	CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class E, (1 mo. USD Term SOFR + 2.45%), 6.77%, due 12/15/2037	124,141 (a)(c)
70,000	COMM Mortgage Trust, Series 2024-277P, Class B, 7.23%, due 8/10/2044	74,266 (a)(b)
100,000	Fashion Show Mall LLC, Series 2024-SHOW, Class C, 6.28%, due 10/10/2041	100,281 (a)(b)
25,000	FIVE Mortgage Trust, Series 2023-V1, Class C, 6.51%, due 2/10/2056	25,351 (b)
49,000	GS Mortgage Securities Trust, Series 2019-GSA1, Class C, 3.93%, due 11/10/2052	43,733 (b)
125,000	GWT Trust, Series 2024-WLF2, Class D, (1 mo. USD Term SOFR + 2.94%), 7.26%, due 5/15/2041	124,492 (a)(c)
100,000	Hudson Yards Mortgage Trust, Series 2025-SPRL, Class E, 6.90%, due 1/13/2040	102,070 (a)(b)
152,000	INTOWN Mortgage Trust, Series 2025-STAY, Class C, (1 mo. USD Term SOFR + 2.25%), 6.57%, due 3/15/2042	148,770 (a)(c)
100,000	IRV Trust, Series 2025-200P, Class C, 5.92%, due 3/14/2047	98,700 (a)(b)
100,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.02%, due 1/5/2039	91,281 (a)
100,000	Manhattan West Mortgage Trust, Series 2020-1MW, Class D, 2.41%, due 9/10/2039	91,936 (a)(b)
125,000	MED Commercial Mortgage Trust, Series 2024-MOB, Class A, (1 mo. USD Term SOFR + 1.59%), 5.91%, due 5/15/2041	124,333 (a)(c)
100,000	NY Commercial Mortgage Trust, Series 2025-299P, Class C, 6.38%, due 2/10/2047	99,204 (a)(b)
100,000	NYC Commercial Mortgage Trust, Series 2025-3BP, Class D, (1 mo. USD Term SOFR + 2.44%), 6.76%, due 2/15/2042	96,744 (a)(c)
105,000	ONNI Commercial Mortgage Trust, Series 2024-APT, Class D, 7.24%, due 7/15/2039	109,260 (a)(b)
50,000	RFR Trust, Series 2025-SGRM, Class A, 5.56%, due 3/11/2041	50,921 (a)(b)
125,000	ROCK Trust, Series 2024-CNTR, Class D, 7.11%, due 11/13/2041	130,389 (a)
77,000	SDAL Trust, Series 2025-DAL, Class C, (1 mo. USD Term SOFR + 3.94%), 8.24%, due 4/15/2042	76,879 (a)(c)
16,000	SFO Commercial Mortgage Trust, Series 2021-555, Class D, (1 mo. USD Term SOFR + 2.51%), 6.84%, due 5/15/2038	15,280 (a)(c)
125,000	TCO Commercial Mortgage Trust, Series 2024-DPM, Class C, (1 mo. USD Term SOFR + 1.99%), 6.31%, due 12/15/2039	121,528 (a)(c)
44,000	Wells Fargo Commercial Mortgage Trust, Series 2025-5C3, Class C, 6.23%, due 1/15/2058	43,728 (b)
3,374,694
Federal Home Loan Mortgage Corp. 7.6%
Pass-Through Certificates
222,008	2.00%, due 2/1/2052	176,519

See Notes to Financial Statements

Schedule of Investments Total Return Bond ETF^ (Unaudited)   (cont’d)

Principal Amount		Value

Federal Home Loan Mortgage Corp. – cont'd
$562,156	2.50%, due 4/1/2052	$468,218
385,173	3.50%, due 5/1/2052	348,184
408,921	4.00%, due 12/1/2052	381,563
126,047	4.50%, due 9/1/2052	120,766
347,008	5.00%, due 11/1/2053 - 10/1/2054	340,191
1,363,474	5.50%, due 11/1/2053 - 11/1/2054	1,361,504
692,176	6.00%, due 5/1/2054 - 7/1/2054	703,381
		3,900,326
Federal National Mortgage Association 7.3%
	Pass-Through Certificates
238,964	2.00%, due 9/1/2051	190,078
1,132,324	2.50%, due 1/1/2052 - 4/1/2052	944,609
1,612,435	3.00%, due 5/1/2052 - 4/1/2053	1,475,751
979,621	5.00%, due 12/1/2052 - 4/1/2054	962,057
137,475	6.00%, due 10/1/2054	139,491
		3,711,986
Government National Mortgage Association 1.2%
	Pass-Through Certificates
196,328	2.50%, due 4/20/2052	167,344
227,583	4.50%, due 11/20/2054	217,917
108,281	5.00%, due 2/20/2053	106,489
123,845	5.50%, due 12/20/2054	123,873
		615,623
Total Mortgage-Backed Securities (Cost $14,227,077)		14,229,569
Asset-Backed Securities 12.3%
Automobiles 1.7%
100,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-2A, Class C, 6.18%, due 10/20/2027	100,387 (a)
123,000	Exeter Automobile Receivables Trust, Series 2025-1A, Class D, 5.49%, due 5/15/2031	123,188
	GLS Auto Select Receivables Trust
119,000	Series 2025-1A, Class B, 5.04%, due 2/15/2031	120,622 (a)
22,000	Series 2025-1A, Class C, 5.26%, due 3/15/2031	22,288 (a)
75,000	Honda Auto Receivables Owner Trust, Series 2025-1, Class A3, 4.57%, due 9/21/2029	75,751
103,000	M&T Bank Auto Receivables Trust, Series 2025-1A, Class A3, 4.73%, due 6/17/2030	103,878 (a)
136,000	Santander Drive Auto Receivables Trust, Series 2025-1, Class D, 5.43%, due 3/17/2031	136,490
125,000	SFS Auto Receivables Securitization Trust, Series 2024-2A, Class C, 5.54%, due 2/20/2032	127,102 (a)
68,000	Westlake Automobile Receivables Trust, Series 2025-1A, Class D, 5.54%, due 11/15/2030	68,391 (a)
		878,097
Home Equity 0.5%
117,532	JP Morgan Mortgage Trust, Series 2024-HE2, Class A1, (30 day USD SOFR Average + 1.20%), 5.55%, due 10/20/2054	117,420 (a)(c)
123,547	OBX Trust, Series 2025-HE1, Class A1, (30 day USD SOFR Average + 1.60%), 5.95%, due 2/25/2055	123,106 (a)(c)
		240,526
Other 9.8%
500,000	AIMCO CLO, Series 2017-AA, Class AR2, (3 mo. USD Term SOFR + 1.14%), 5.41%, due 1/20/2038	497,000 (a)(c)
128,000	Barings Equipment Finance LLC, Series 2025-A, Class A3, 4.82%, due 8/13/2032	129,716 (a)
93,602	Business Jet Securities LLC, Series 2024-1A, Class A, 6.20%, due 5/15/2039	94,807 (a)

See Notes to Financial Statements

Schedule of Investments Total Return Bond ETF^ (Unaudited)   (cont’d)

Principal Amount		Value
Asset-Backed Securities – cont'd
Other – cont'd
$500,000	Canyon Capital CLO Ltd., Series 2022-2A, Class A1R, (3 mo. USD Term SOFR + 1.18%), 5.44%, due 4/15/2038	$495,750 (a)(c)
100,000	CCG Receivables Trust, Series 2025-1, Class B, 4.69%, due 10/14/2032	100,091 (a)
120,000	Cloud Capital Holdco LP, Series 2024-1A, Class A2, 5.78%, due 11/22/2049	120,294 (a)
CyrusOne Data Centers Issuer I LLC
38,000	Series 2023-1A, Class A2, 4.30%, due 4/20/2048	36,964 (a)
66,000	Series 2023-2A, Class A2, 5.56%, due 11/20/2048	66,417 (a)
97,118	Foundation Finance Trust, Series 2025-1A, Class A, 4.95%, due 4/15/2050	97,389 (a)
125,000	Frontier Issuer LLC, Series 2023-1, Class A2, 6.60%, due 8/20/2053	126,971 (a)
100,000	GreenSky Home Improvement Issuer Trust, Series 2025-1A, Class B, 5.39%, due 3/25/2060	100,255 (a)
87,942	Hilton Grand Vacations Trust, Series 2022-2A, Class A, 4.30%, due 1/25/2037	87,423 (a)
100,000	Island Finance Trust, Series 2025-1A, Class A, 6.54%, due 3/19/2035	101,597 (a)
129,000	Kubota Credit Owner Trust, Series 2025-1A, Class A3, 4.67%, due 6/15/2029	130,532 (a)
80,000	MetroNet Infrastructure Issuer LLC, Series 2023-1A, Class A2, 6.56%, due 4/20/2053	82,159 (a)
MVW LLC
48,340	Series 2023-1A, Class C, 6.54%, due 10/20/2040	49,207 (a)
62,029	Series 2023-2A, Class B, 6.33%, due 11/20/2040	63,913 (a)
108,993	Series 2024-2A, Class B, 4.58%, due 3/20/2042	107,162 (a)
100,000	Series 2025-1A, Class B, 5.21%, due 9/22/2042	100,405 (a)(d)
72,745	Series 2024-1A, Class A, 5.32%, due 2/20/2043	74,115 (a)
125,000	OneMain Financial Issuance Trust, Series 2023-2A, Class A1, 5.84%, due 9/15/2036	127,542 (a)
98,683	OWN Equipment Fund I LLC, Series 2024-2M, Class A, 5.70%, due 12/20/2032	99,812 (a)
250,000	PFS Financing Corp., Series 2024-B, Class A, 4.95%, due 2/15/2029	252,386 (a)
Sierra Timeshare Receivables Funding LLC
105,624	Series 2020-2A, Class B, 2.32%, due 7/20/2037	105,172 (a)
104,127	Series 2022-1A, Class B, 3.55%, due 10/20/2038	102,454 (a)
500,000	Sixth Street CLO XVII Ltd., Series 2021-17A, Class A1R, (3 mo. USD Term SOFR + 1.15%), 5.43%, due 4/17/2038	497,500 (a)(c)
100,000	Sotheby's Artfi Master Trust, Series 2024-1A, Class A1, 6.43%, due 12/22/2031	100,953 (a)
115,000	Stack Infrastructure Issuer LLC, Series 2023-2A, Class A2, 5.90%, due 7/25/2048	116,111 (a)
99,500	Subway Funding LLC, Series 2024-1A, Class A2I, 6.03%, due 7/30/2054	100,633 (a)
112,987	Taco Bell Funding LLC, Series 2021-1A, Class A2II, 2.29%, due 8/25/2051	102,551 (a)
500,000	Trestles CLO VI Ltd., Series 2023-6A, Class A1R, (3 mo. USD Term SOFR + 1.18%), 5.45%, due 4/25/2038	495,631 (a)(c)
131,000	Uniti Fiber ABS Issuer LLC, Series 2025-1A, Class A2, 5.88%, due 4/20/2055	133,710 (a)
120,000	Ziply Fiber Issuer LLC, Series 2024-1A, Class A2, 6.64%, due 4/20/2054	122,963 (a)
5,019,585
Student Loan 0.3%
Navient Private Education Refi Loan Trust
54,746	Series 2020-CA, Class A2A, 2.15%, due 11/15/2068	52,389 (a)
76,408	Series 2021-BA, Class A, 0.94%, due 7/15/2069	69,794 (a)
51,356	Series 2021-CA, Class A, 1.06%, due 10/15/2069	46,142 (a)
168,325
Total Asset-Backed Securities (Cost $6,298,986)		6,306,533

See Notes to Financial Statements

Schedule of Investments Total Return Bond ETF^ (Unaudited)   (cont’d)

Principal Amount		Value

Corporate Bonds 51.6%
Aerospace & Defense 2.3%
Boeing Co.
$225,000	5.04%, due 5/1/2027	$226,511
410,000	5.81%, due 5/1/2050	384,298
120,000	Bombardier, Inc., 7.00%, due 6/1/2032	121,408 (a)
90,000	General Dynamics Corp., 4.95%, due 8/15/2035	90,298 (d)
80,000	Goat Holdco LLC, 6.75%, due 2/1/2032	78,200 (a)
TransDigm, Inc.
250,000	6.88%, due 12/15/2030	257,588 (a)
10,000	7.13%, due 12/1/2031	10,394 (a)
1,168,697
Agriculture 0.5%
200,000	Imperial Brands Finance PLC, 5.50%, due 2/1/2030	205,530 (a)
45,000	JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group, 5.95%, due 4/20/2035	46,309 (a)
251,839
Airlines 0.3%
70,000	American Airlines, Inc., 8.50%, due 5/15/2029	71,344 (a)
76,446	United Airlines Pass-Through Trust, 4.88%, due 7/15/2027	76,163
147,507
Apparel 0.2%
100,000	Tapestry, Inc., 5.50%, due 3/11/2035	97,391
Auto Manufacturers 0.7%
250,000	Ford Motor Credit Co. LLC, 6.50%, due 2/7/2035	241,955
130,000	General Motors Co., 6.80%, due 10/1/2027	135,082
377,037
Auto Parts & Equipment 0.3%
140,000	Goodyear Tire & Rubber Co., 5.25%, due 4/30/2031	130,425
Banks 8.6%
200,000	Banco Santander SA, 6.92%, due 8/8/2033	212,664
Bank of America Corp.
75,000	4.38%, due 1/27/2027	71,863 (e)(f)
425,000	5.51%, due 1/24/2036	430,783 (e)
35,000	Bank of New York Mellon Corp., 3.75%, due 12/20/2026	33,083 (e)(f)
325,000	BPCE SA, 5.94%, due 5/30/2035	328,670 (a)(e)
Citigroup, Inc.
35,000	3.88%, due 2/18/2026	34,039 (e)(f)
75,000	3.89%, due 1/10/2028	74,213 (e)
35,000	7.00%, due 8/15/2034	34,725 (e)(f)
190,000	6.02%, due 1/24/2036	190,523 (e)
Goldman Sachs Group, Inc.
50,000	3.65%, due 8/10/2026	47,791 (e)(f)
25,000	7.50%, due 2/10/2029	25,886 (e)(f)
565,000	5.54%, due 1/28/2036	570,575 (e)
35,000	Huntington Bancshares, Inc., 4.45%, due 10/15/2027	33,324 (e)(f)
JPMorgan Chase & Co.
75,000	3.65%, due 6/1/2026	72,663 (e)(f)

See Notes to Financial Statements

Schedule of Investments Total Return Bond ETF^ (Unaudited)   (cont’d)

Principal Amount		Value

Banks – cont'd
$400,000	5.50%, due 1/24/2036	$406,986 (e)
335,000	5.57%, due 4/22/2036	342,647 (e)
200,000	Lloyds Banking Group PLC, 5.59%, due 11/26/2035	200,248 (e)
80,000	M&T Bank Corp., 3.50%, due 9/1/2026	73,203 (e)(f)
Morgan Stanley
130,000	3.63%, due 1/20/2027	128,796
70,000	5.42%, due 7/21/2034	70,736 (e)
90,000	5.83%, due 4/19/2035	92,929 (e)
PNC Financial Services Group, Inc.
55,000	3.40%, due 9/15/2026	51,727 (e)(f)
105,000	5.58%, due 1/29/2036	106,280 (e)
40,000	Santander Holdings USA, Inc., 6.12%, due 5/31/2027	40,435 (e)
215,000	Societe Generale SA, 1.49%, due 12/14/2026	210,471 (a)(e)
80,000	U.S. Bancorp, 3.70%, due 1/15/2027	74,735 (e)(f)
200,000	UBS AG, 5.65%, due 9/11/2028	207,908
Wells Fargo & Co.
50,000	3.90%, due 3/15/2026	49,108 (e)(f)
35,000	7.63%, due 9/15/2028	36,845 (e)(f)
155,000	5.50%, due 1/23/2035	156,193 (e)
4,410,049
Beverages 0.4%
190,000	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, due 2/1/2036	183,681
Biotechnology 0.4%
Gilead Sciences, Inc.
125,000	4.75%, due 3/1/2046	110,010
115,000	5.50%, due 11/15/2054	111,382
221,392
Building Materials 0.7%
Holcim Finance U.S. LLC
50,000	4.95%, due 4/7/2030	50,519 (a)
75,000	5.40%, due 4/7/2035	74,963 (a)
120,000	Quikrete Holdings, Inc., 6.38%, due 3/1/2032	120,676 (a)
25,000	Standard Building Solutions, Inc., 6.50%, due 8/15/2032	25,311 (a)
90,000	Standard Industries, Inc., 4.75%, due 1/15/2028	88,078 (a)
359,547
Chemicals 0.2%
WR Grace Holdings LLC
80,000	4.88%, due 6/15/2027	77,448 (a)
10,000	7.38%, due 3/1/2031	10,053 (a)
87,501
Commercial Services 0.8%
90,000	Block, Inc., 6.50%, due 5/15/2032	91,825 (a)
100,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, due 1/15/2028	99,918 (a)
45,000	Rollins, Inc., 5.25%, due 2/24/2035	44,894 (a)
45,000	Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, due 8/15/2032	45,641 (a)
50,000	Veritiv Operating Co., 10.50%, due 11/30/2030	52,227 (a)
70,000	Wand NewCo 3, Inc., 7.63%, due 1/30/2032	72,113 (a)
406,618

See Notes to Financial Statements

Schedule of Investments Total Return Bond ETF^ (Unaudited)   (cont’d)

Principal Amount		Value

Computers 1.0%
$50,000	ASGN, Inc., 4.63%, due 5/15/2028	$47,582 (a)
80,000	Booz Allen Hamilton, Inc., 5.95%, due 4/15/2035	79,492
205,000	Dell International LLC/EMC Corp., 4.85%, due 2/1/2035	193,317
	Leidos, Inc.
70,000	5.40%, due 3/15/2032	70,513
100,000	5.50%, due 3/15/2035	99,528
		490,432
Cosmetics - Personal Care 0.2%
80,000	Perrigo Finance Unlimited Co., 6.13%, due 9/30/2032	79,412
Distribution - Wholesale 0.2%
70,000	Resideo Funding, Inc., 4.00%, due 9/1/2029	64,433 (a)
60,000	Windsor Holdings III LLC, 8.50%, due 6/15/2030	63,153 (a)
		127,586
Diversified Financial Services 2.2%
85,000	Ally Financial, Inc., 4.70%, due 5/15/2028	71,922 (e)(f)
	Capital One Financial Corp.
125,000	5.88%, due 7/26/2035	126,491 (e)
265,000	6.18%, due 1/30/2036	261,700 (e)
100,000	Charles Schwab Corp., 4.00%, due 6/1/2026	96,839 (e)(f)
120,000	Jane Street Group/JSG Finance, Inc., 7.13%, due 4/30/2031	123,759 (a)
160,000	Nationstar Mortgage Holdings, Inc., 6.50%, due 8/1/2029	162,623 (a)
140,000	OneMain Finance Corp., 3.88%, due 9/15/2028	129,554
100,000	PennyMac Financial Services, Inc., 7.13%, due 11/15/2030	101,693 (a)
50,000	UWM Holdings LLC, 6.63%, due 2/1/2030	49,443 (a)
		1,124,024
Electric 4.3%
85,000	Alpha Generation LLC, 6.75%, due 10/15/2032	86,624 (a)
120,000	Ameren Corp., 5.38%, due 3/15/2035	119,821
65,000	Ameren Illinois Co., 5.63%, due 3/1/2055	63,855
250,000	Comision Federal de Electricidad, 3.35%, due 2/9/2031	214,328 (a)
60,000	Dominion Energy, Inc., 5.00%, due 6/15/2030	60,648
100,000	DTE Energy Co., 1.05%, due 6/1/2025	99,651
248,563	FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, 7.25%, due 1/31/2041	246,574 (a)
	NextEra Energy Capital Holdings, Inc.
90,000	4.90%, due 2/28/2028	91,242
105,000	5.45%, due 3/15/2035	105,754
140,000	NRG Energy, Inc., 6.00%, due 2/1/2033	138,531 (a)
127,000	NYSEG Storm Funding LLC, 4.71%, due 5/1/2029	127,828
	Pacific Gas & Electric Co.
75,000	6.40%, due 6/15/2033	77,548
100,000	6.95%, due 3/15/2034	107,240
55,000	5.70%, due 3/1/2035	54,240
155,000	4.95%, due 7/1/2050	124,857
161,000	Public Service Co. of Oklahoma, 5.20%, due 1/15/2035	158,377
40,000	Public Service Enterprise Group, Inc., 4.90%, due 3/15/2030	40,380
115,000	San Diego Gas & Electric Co., 5.40%, due 4/15/2035	116,064
35,000	Southern California Edison Co., 2.50%, due 6/1/2031	30,320
140,000	Vistra Operations Co. LLC, 6.88%, due 4/15/2032	145,009 (a)
		2,208,891

See Notes to Financial Statements

Schedule of Investments Total Return Bond ETF^ (Unaudited)   (cont’d)

Principal Amount		Value

Electronics 0.1%
$70,000	Imola Merger Corp., 4.75%, due 5/15/2029	$66,841 (a)
Entertainment 2.4%
125,000	Churchill Downs, Inc., 6.75%, due 5/1/2031	126,247 (a)
70,000	Penn Entertainment, Inc., 4.13%, due 7/1/2029	61,398 (a)
80,000	Six Flags Entertainment Corp., 7.25%, due 5/15/2031	81,099 (a)
130,000	Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp., 5.25%, due 7/15/2029	123,592
	Warnermedia Holdings, Inc.
1,005,000	5.05%, due 3/15/2042	757,532
95,000	5.14%, due 3/15/2052	64,948
		1,214,816
Food 1.0%
90,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.88%, due 2/15/2028	89,932 (a)
65,000	Campbell's Co., 4.75%, due 3/23/2035	62,236
170,000	JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group, 6.38%, due 2/25/2055	172,715 (a)
	Performance Food Group, Inc.
80,000	5.50%, due 10/15/2027	79,344 (a)
20,000	4.25%, due 8/1/2029	18,929 (a)
100,000	Post Holdings, Inc., 6.25%, due 10/15/2034	99,170 (a)
		522,326
Healthcare - Products 0.1%
70,000	Medline Borrower LP, 3.88%, due 4/1/2029	65,297 (a)
Healthcare - Services 1.2%
	Acadia Healthcare Co., Inc.
70,000	5.00%, due 4/15/2029	66,175 (a)
20,000	7.38%, due 3/15/2033	19,983 (a)
	HCA, Inc.
50,000	5.45%, due 4/1/2031	50,957
220,000	3.50%, due 7/15/2051	142,188
90,000	Molina Healthcare, Inc., 6.25%, due 1/15/2033	89,323 (a)
	Tenet Healthcare Corp.
110,000	4.63%, due 6/15/2028	107,125
20,000	6.88%, due 11/15/2031	20,540
130,000	UnitedHealth Group, Inc., 5.63%, due 7/15/2054	125,016
		621,307
Home Builders 0.3%
100,000	Beazer Homes USA, Inc., 5.88%, due 10/15/2027	97,686
80,000	LGI Homes, Inc., 7.00%, due 11/15/2032	73,800 (a)
		171,486
Housewares 0.1%
40,000	Newell Brands, Inc., 6.63%, due 9/15/2029	37,523
Insurance 1.2%
155,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, due 4/15/2028	156,116 (a)
70,000	AmWINS Group, Inc., 4.88%, due 6/30/2029	66,831 (a)
	Arthur J Gallagher & Co.
15,000	4.85%, due 12/15/2029	15,186
120,000	5.15%, due 2/15/2035	119,085

See Notes to Financial Statements

Schedule of Investments Total Return Bond ETF^ (Unaudited)   (cont’d)

Principal Amount		Value

Insurance – cont'd
$40,000	5.55%, due 2/15/2055	$37,678
75,000	Equitable Holdings, Inc., 6.70%, due 3/28/2055	74,044 (e)
45,000	Global Atlantic Fin Co., 7.95%, due 10/15/2054	45,698 (a)(e)
100,000	HUB International Ltd., 7.25%, due 6/15/2030	103,724 (a)
618,362
Internet 0.7%
Alphabet, Inc.
125,000	5.25%, due 5/15/2055	123,377 (d)
35,000	5.30%, due 5/15/2065	34,579 (d)
80,000	Gen Digital, Inc., 6.25%, due 4/1/2033	79,784 (a)
60,000	Meta Platforms, Inc., 5.55%, due 8/15/2064	57,717
30,000	Uber Technologies, Inc., 5.35%, due 9/15/2054	27,476
40,000	Ziff Davis, Inc., 4.63%, due 10/15/2030	35,343 (a)
358,276
Investment Companies 0.1%
75,000	Blackstone Private Credit Fund, 6.00%, due 1/29/2032	74,375
Iron - Steel 0.5%
100,000	ATI, Inc., 4.88%, due 10/1/2029	95,535
160,000	Cleveland-Cliffs, Inc., 7.00%, due 3/15/2032	150,318 (a)
245,853
Leisure Time 0.8%
155,000	Carnival Corp., 6.13%, due 2/15/2033	153,689 (a)
70,000	Lindblad Expeditions Holdings, Inc., 9.00%, due 5/15/2028	71,940 (a)
10,000	Lindblad Expeditions LLC, 6.75%, due 2/15/2027	9,968 (a)
70,000	NCL Corp. Ltd., 6.75%, due 2/1/2032	68,351 (a)
40,000	Viking Cruises Ltd., 7.00%, due 2/15/2029	40,144 (a)
80,000	Viking Ocean Cruises Ship VII Ltd., 5.63%, due 2/15/2029	79,197 (a)
423,289
Machinery - Construction & Mining 0.1%
50,000	Terex Corp., 6.25%, due 10/15/2032	47,852 (a)
Machinery - Diversified 0.1%
45,000	Otis Worldwide Corp., 5.13%, due 11/19/2031	45,780
Media 1.1%
300,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, due 6/1/2033	261,020 (a)
Charter Communications Operating LLC/Charter Communications Operating Capital
105,000	4.80%, due 3/1/2050	78,212
150,000	3.90%, due 6/1/2052	95,006
130,000	Sirius XM Radio LLC, 4.13%, due 7/1/2030	116,318 (a)
550,556
Mining 0.2%
80,000	Novelis Corp., 6.88%, due 1/30/2030	81,153 (a)
Multi-National 0.6%
120,000	Corp. Andina de Fomento, 5.00%, due 1/22/2030	124,049
170,000	International Bank for Reconstruction & Development, 4.00%, due 5/6/2032	169,717 (d)
293,766

See Notes to Financial Statements

Schedule of Investments Total Return Bond ETF^ (Unaudited)   (cont’d)

Principal Amount		Value

Office - Business Equipment 0.1%
$50,000	CDW LLC/CDW Finance Corp., 2.67%, due 12/1/2026	$48,343
Oil & Gas 3.5%
120,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 6.63%, due 10/15/2032	118,741 (a)
45,000	Chevron USA, Inc., 4.69%, due 4/15/2030	45,805
100,000	Comstock Resources, Inc., 6.75%, due 3/1/2029	95,319 (a)
125,000	ConocoPhillips Co., 5.50%, due 1/15/2055	115,851
	Diamondback Energy, Inc.
50,000	5.20%, due 4/18/2027	50,703
190,000	5.55%, due 4/1/2035	186,743
40,000	5.75%, due 4/18/2054	35,742
170,000	EOG Resources, Inc., 5.65%, due 12/1/2054	161,208
90,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.88%, due 5/15/2034	76,483 (a)
250,000	KazMunayGas National Co. JSC, 5.75%, due 4/19/2047	209,334 (a)
330,000	Marathon Petroleum Corp., 4.70%, due 5/1/2025	330,000
50,000	Occidental Petroleum Corp., 6.05%, due 10/1/2054	43,135
60,000	Permian Resources Operating LLC, 7.00%, due 1/15/2032	60,401 (a)
250,000	Petroleos Mexicanos, 7.69%, due 1/23/2050	182,400
95,000	Phillips 66, 1.30%, due 2/15/2026	92,523
		1,804,388
Oil & Gas Services 0.4%
	Archrock Partners LP/Archrock Partners Finance Corp.
50,000	6.88%, due 4/1/2027	49,930 (a)
90,000	6.63%, due 9/1/2032	89,494 (a)
65,000	Aris Water Holdings LLC, 7.25%, due 4/1/2030	64,501 (a)
		203,925
Packaging & Containers 0.6%
65,000	Clydesdale Acquisition Holdings, Inc., 6.75%, due 4/15/2032	66,463 (a)
120,000	Mauser Packaging Solutions Holding Co., 7.88%, due 4/15/2027	120,317 (a)
65,000	Sealed Air Corp., 6.50%, due 7/15/2032	66,113 (a)
65,000	Trivium Packaging Finance BV, 5.50%, due 8/15/2026	64,361 (a)
		317,254
Pharmaceuticals 2.5%
	AbbVie, Inc.
405,000	2.95%, due 11/21/2026	398,116
95,000	4.95%, due 3/15/2031	97,213
45,000	4.05%, due 11/21/2039	38,984
	CVS Health Corp.
115,000	3.00%, due 8/15/2026	112,795
440,000	5.05%, due 3/25/2048	373,950
20,000	5.63%, due 2/21/2053	18,137
	Eli Lilly & Co.
155,000	4.90%, due 2/12/2032	159,070
60,000	5.50%, due 2/12/2055	60,156
		1,258,421
Pipelines 2.4%
80,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., 6.63%, due 2/1/2032	80,827 (a)
	Enbridge, Inc.
15,000	5.30%, due 4/5/2029	15,360

See Notes to Financial Statements

Schedule of Investments Total Return Bond ETF^ (Unaudited)   (cont’d)

Principal Amount		Value

Pipelines – cont'd
$95,000	5.63%, due 4/5/2034	$96,106
	Energy Transfer LP
35,000	6.13%, due 12/15/2045	33,096
25,000	5.00%, due 5/15/2050	19,971
160,000	5.95%, due 5/15/2054	145,457
65,000	6.20%, due 4/1/2055	60,986
120,000	Genesis Energy LP/Genesis Energy Finance Corp., 7.75%, due 2/1/2028	119,542
85,000	Harvest Midstream I LP, 7.50%, due 9/1/2028	86,036 (a)
	Howard Midstream Energy Partners LLC
60,000	8.88%, due 7/15/2028	62,356 (a)
40,000	7.38%, due 7/15/2032	40,944 (a)
	Kinder Morgan, Inc.
25,000	5.15%, due 6/1/2030	25,239 (d)
30,000	5.85%, due 6/1/2035	30,374 (d)
85,000	Kinetik Holdings LP, 5.88%, due 6/15/2030	83,049 (a)
90,000	NGL Energy Operating LLC/NGL Energy Finance Corp., 8.13%, due 2/15/2029	84,583 (a)
90,000	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.00%, due 12/31/2030	83,803 (a)
180,000	Venture Global LNG, Inc., 8.38%, due 6/1/2031	173,577 (a)
		1,241,306
Real Estate Investment Trusts 1.1%
	Blackstone Mortgage Trust, Inc.
45,000	3.75%, due 1/15/2027	42,770 (a)
40,000	7.75%, due 12/1/2029	41,545 (a)
60,000	Crown Castle, Inc., 1.05%, due 7/15/2026	57,431
70,000	Iron Mountain, Inc., 5.63%, due 7/15/2032	67,888 (a)
90,000	Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 5.88%, due 10/1/2028	87,828 (a)
70,000	RHP Hotel Properties LP/RHP Finance Corp., 4.75%, due 10/15/2027	68,692
120,000	Service Properties Trust, 8.38%, due 6/15/2029	117,349
90,000	Starwood Property Trust, Inc., 6.50%, due 7/1/2030	90,522 (a)
		574,025
Retail 0.9%
90,000	1011778 BC ULC/New Red Finance, Inc., 4.00%, due 10/15/2030	81,903 (a)
80,000	Bath & Body Works, Inc., 6.63%, due 10/1/2030	81,409 (a)
80,000	Cougar JV Subsidiary LLC, 8.00%, due 5/15/2032	82,955 (a)
200,000	Walmart, Inc., 4.90%, due 4/28/2035	202,590
		448,857
Semiconductors 2.8%
	Broadcom, Inc.
25,000	3.15%, due 11/15/2025	24,805
100,000	5.05%, due 7/12/2029	101,958
90,000	5.15%, due 11/15/2031	91,744
	Foundry JV Holdco LLC
200,000	5.50%, due 1/25/2031	202,533 (a)
330,000	6.25%, due 1/25/2035	341,194 (a)
200,000	6.10%, due 1/25/2036	203,770 (a)
	Intel Corp.
30,000	3.25%, due 11/15/2049	18,325
280,000	4.75%, due 3/25/2050	219,665
55,000	4.90%, due 8/5/2052	43,775

See Notes to Financial Statements

Schedule of Investments Total Return Bond ETF^ (Unaudited)   (cont’d)

Principal Amount		Value

Semiconductors – cont'd
$25,000	5.90%, due 2/10/2063	$22,568
	Micron Technology, Inc.
35,000	5.65%, due 11/1/2032	35,452
150,000	6.05%, due 11/1/2035	152,087
		1,457,876
Software 2.1%
	AppLovin Corp.
270,000	5.13%, due 12/1/2029	272,217
100,000	5.38%, due 12/1/2031	100,915
170,000	5.50%, due 12/1/2034	169,831
45,000	5.95%, due 12/1/2054	42,972
130,000	Cloud Software Group, Inc., 8.25%, due 6/30/2032	135,605 (a)
	Oracle Corp.
35,000	5.50%, due 8/3/2035	35,144
100,000	3.60%, due 4/1/2050	68,019
60,000	6.00%, due 8/3/2055	58,362
105,000	Synopsys, Inc., 5.70%, due 4/1/2055	101,489
65,000	UKG, Inc., 6.88%, due 2/1/2031	66,872 (a)
		1,051,426
Telecommunications 1.2%
145,000	AT&T, Inc., 3.50%, due 9/15/2053	97,053
90,000	Frontier Communications Holdings LLC, 5.88%, due 10/15/2027	89,898 (a)
90,000	Level 3 Financing, Inc., 10.50%, due 5/15/2030	97,296 (a)
160,000	T-Mobile USA, Inc., 3.38%, due 4/15/2029	152,344
	Verizon Communications, Inc.
105,000	5.05%, due 5/9/2033	105,869
30,000	5.50%, due 2/23/2054	28,778
70,000	Zayo Group Holdings, Inc., 4.00%, due 3/1/2027	64,469 (a)
		635,707
Transportation 0.1%
40,000	XPO, Inc., 7.13%, due 2/1/2032	40,975 (a)
Total Corporate Bonds (Cost $26,597,867)		26,393,390
Foreign Government Securities 4.7%
250,000	Brazil Government International Bonds, 6.13%, due 3/15/2034	244,639
200,000	Chile Government International Bonds, 5.65%, due 1/13/2037	204,482
250,000	Colombia Government International Bonds, 8.00%, due 11/14/2035	245,140
250,000	Oman Government International Bonds, 6.50%, due 3/8/2047	248,039 (a)
250,000	Panama Government International Bonds, 2.25%, due 9/29/2032	182,488
250,000	Paraguay Government International Bonds, 5.40%, due 3/30/2050	212,187 (a)
130,000	Province of Alberta, 4.50%, due 1/24/2034	129,573
125,000	Province of British Columbia, 4.75%, due 6/12/2034	126,404
125,000	Province of Manitoba, 4.90%, due 5/31/2034	127,858
115,000	Province of Ontario, 4.70%, due 1/15/2030	118,505
125,000	Province of Quebec, 4.25%, due 9/5/2034	121,859
250,000	Qatar Government International Bonds, 3.75%, due 4/16/2030	244,705 (a)
250,000	Republic of South Africa Government International Bonds, 5.65%, due 9/27/2047	179,600

Total Foreign Government Securities (Cost $2,392,631)		2,385,479

See Notes to Financial Statements

Schedule of Investments Total Return Bond ETF^ (Unaudited)   (cont’d)

Number of Shares		Value
Short-Term Investments 1.4%
Investment Companies 1.4%
728,331	State Street Institutional U.S. Government Money Market Fund Premier Class, 4.29%(g) (Cost $728,331)	$728,331
Total Investments 100.6% (Cost $51,681,016)		51,487,161
Liabilities Less Other Assets (0.6)%		(328,080)(h)
Net Assets 100.0%		$51,159,081

(a)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At April 30, 2025, these securities amounted to $21,807,201, which represents 42.6% of net assets of the Fund.

(b)
Variable or floating rate security where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of April 30,
2025.

(c)	Variable or floating rate security. The interest rate shown was the current rate as of April 30, 2025 and changes periodically.
(d)	When-issued security. Total value of all such securities at April 30, 2025 amounted to $600,201, which represents 1.2% of net assets of the Fund.
(e)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(f)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date shown reflects the next call date.
(g)	Represents 7-day effective yield as of April 30, 2025.
(h)	Includes the impact of the Fund’s open positions in derivatives at April 30, 2025.

See Notes to Financial Statements

Schedule of Investments Total Return Bond ETF^ (Unaudited)   (cont’d)

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$42,934,890	83.9%
Cayman Islands	1,742,517	3.4%
Canada	938,976	1.8%
Mexico	643,302	1.3%
France	539,141	1.0%
Jersey	495,750	1.0%
United Kingdom	405,778	0.8%
Switzerland	333,390	0.6%
Supranational	293,766	0.6%
Oman	248,039	0.5%
Colombia	245,140	0.5%
Qatar	244,705	0.5%
Brazil	244,639	0.5%
Spain	212,664	0.4%
Paraguay	212,187	0.4%
Kazakhstan	209,334	0.4%
Chile	204,482	0.4%
Belgium	183,681	0.4%
Panama	182,488	0.4%
South Africa	179,600	0.3%
Netherlands	64,361	0.1%
Short-Term Investments and Other Liabilities—Net	400,251	0.8%
	$51,159,081	100.0%

See Notes to Financial Statements

Schedule of Investments Total Return Bond ETF^ (Unaudited)   (cont’d)

Derivative Instruments
Futures contracts ("futures")
At April 30, 2025, open positions in futures for the Fund were as follows:

Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
6/2025	20	U.S. Treasury Long Bond	$2,332,500	$35,660
6/2025	13	U.S. Treasury Note, 10 Year	1,458,844	29,937
6/2025	36	U.S. Treasury Note, 2 Year	7,493,344	17,913
6/2025	58	U.S. Treasury Note, 5 Year	6,333,328	122,567
Total Long Positions			$17,618,016	$206,077

Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
6/2025	34	U.S. Treasury Note, Ultra 10 Year	$(3,900,969)	$(24,580)
6/2025	6	U.S. Treasury Ultra Bond	(726,188)	9,052
Total Short Positions			$(4,627,157)	$(15,528)
Total Futures				$190,549
For the six months ended April 30, 2025, the average notional value for the months where the Fund had futures outstanding was $13,336,198 for long positions and $(4,740,619) for short positions.
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of April 30, 2025:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Obligations	$—	$1,365,853	$—	$1,365,853
U.S. Government Agency Securities	—	78,006	—	78,006
Mortgage-Backed Securities#	—	14,229,569	—	14,229,569
Asset-Backed Securities#	—	6,306,533	—	6,306,533
Corporate Bonds#	—	26,393,390	—	26,393,390
Foreign Government Securities	—	2,385,479	—	2,385,479
Short-Term Investments	—	728,331	—	728,331
Total Investments	$—	$51,487,161	$—	$51,487,161

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.

See Notes to Financial Statements

Schedule of Investments Total Return Bond ETF^ (Unaudited)   (cont’d)

The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s derivatives as of April 30, 2025:

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures@
Assets	$215,129	$—	$—	$215,129
Liabilities	(24,580)	—	—	(24,580)
Total	$190,549	$—	$—	$190,549

@	Futures are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

^
A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Financial Statements

Statements of Assets and Liabilities (Unaudited)

Neuberger Berman ETF Trust

	Energy Transition & Infrastructure ETF	Flexible Credit Income ETF	Short Duration Income ETF	Total Return Bond ETF
	April 30, 2025	April 30, 2025	April 30, 2025	April 30, 2025
Assets
Investments in securities, at value* (Note A)— see Schedule of Investments:
Unaffiliated issuers(a)	$19,938,479	$52,519,703	$244,993,134	$51,487,161
Cash	—	158,002	13,904	100
Foreign currency(b)	—	163,429	—	—
Cash collateral segregated for futures contracts (Note A)	—	133,023	622,480	—
Cash collateral segregated for centrally cleared swap contracts (Note A)	—	138,353	—	—
Dividends and interest receivable	71,952	714,527	1,408,434	491,045
Receivable for securities sold	—	98,563	217,367	55,020
Receivable for accumulated variation margin on futures contracts (Note A)	—	52,154	143,032	190,549
Receivable from Management—net (Note B)	21,987	15,318	—	23,181
Receivable for Fund shares sold	—	—	30,439,800	—
Receivable for accumulated variation margin on centrally cleared swap contracts(c) (Note A)	—	107,322	—	—
Prepaid expenses and other assets	4,539	6,229	8,739	6,118
Total Assets	20,036,957	54,106,623	277,846,890	52,253,174
Liabilities
Cash collateral segregated for futures contracts due to broker (Note A)	—	—	—	22,158
Payable to investment manager—net (Note B)	9,018	12,831	27,881	11,428
Due to custodian	300	—	—	—
Payable for securities purchased	—	1,649,625	26,558,838	957,359
Payable for forward foreign currency contracts (Note A)	—	27,878	—	—
Payable to administrator—net (Note B)	—	—	731	—
Payable to trustees	2,174	5,313	4,662	7,762
Payable for audit fees	23,480	25,734	26,944	16,896
Payable for custodian and accounting fees	9,736	19,809	17,373	23,382
Payable for legal fees	32,558	26,580	27,703	27,039
Payable for organization costs	—	—	—	11,850
Other accrued expenses and payables	7,926	19,487	6,685	16,219
Total Liabilities	85,192	1,787,257	26,670,817	1,094,093
Net Assets	$19,951,765	$52,319,366	$251,176,073	$51,159,081
Net Assets consist of:
Paid-in capital	$21,683,395	$52,627,398	$268,029,402	$51,298,135
Total distributable earnings/(losses)	(1,731,630)	(308,032)	(16,853,329)	(139,054)
Net Assets	$19,951,765	$52,319,366	$251,176,073	$51,159,081
Shares Outstanding ($.001 par value; unlimited shares authorized)	650,001	1,050,001	4,951,382	1,025,001
Net Asset Value, offering and redemption price per share	$30.70	$49.83	$50.73	$49.91
*Cost of Investments:
(a) Unaffiliated issuers	$20,360,929	$52,669,751	$246,176,291	$51,681,016
(b) Total cost of foreign currency	$—	$162,984	$—	$—
(c) Unamortized upfront payments on centrally cleared swap contracts	$—	$126,501	$—	$—

See Notes to Financial Statements

Statements of Operations (Unaudited)

Neuberger Berman ETF Trust

	Energy Transition & Infrastructure ETF	Flexible Credit Income ETF	Short Duration Income ETF	Total Return Bond ETF
	For the Six Months Ended April 30, 2025	For the Six Months Ended April 30, 2025	For the Six Months Ended April 30, 2025	For the Period from December 17, 2024 (Commencement of Operations) to April 30, 2025
Investment Income:
Income (Note A):
Dividend income—unaffiliated issuers	$294,972	$—	$—	$—
Interest and other income—unaffiliated issuers	3,366	1,946,780	4,568,335	1,013,920
Foreign taxes withheld	(5,352)	(164)	—	—
Total income	$292,986	$1,946,616	$4,568,335	$1,013,920
Expenses:
Investment management fees (Note B)	42,603	103,901	142,852	51,171
Administration fees (Note B)	6,971	23,378	75,627	16,448
Shareholder servicing agent fees	5,951	6,014	16,056	4,635
Audit fees	23,480	24,744	25,954	17,896
Organization expenses (Note A)	—	—	—	74,277
Custodian and accounting fees	19,862	28,252	30,865	33,980
Insurance	—	—	1,954	—
Legal fees	46,915	34,649	36,904	27,038
Registration and filing fees	—	1,927	—	—
Shareholder reports	2,400	3,496	3,823	2,602
Stock exchange listing fees	4,711	4,641	4,639	3,396
Trustees' fees and expenses	30,531	29,073	29,332	21,322
Interest	—	338	393	—
Miscellaneous and other fees (Note A)	5,891	16,256	13,045	17,105
Total expenses	189,315	276,669	381,444	269,870
Expenses reimbursed by Management (Note B)	(145,115)	(147,815)	(90,842)	(197,852)
Fees waived (Note B)	—	(25,975)	—	—
Total net expenses	44,200	102,879	290,602	72,018
Net investment income/(loss)	$248,786	$1,843,737	$4,277,733	$941,902
Realized and Unrealized Gain/(Loss) on Investments (Note A):
Net realized gain/(loss) on:
Transactions in investment securities of unaffiliated issuers	54,310	(165,682)	1,371	(132,290)
Redemption in-kind	430,483	—	—	—
Settlement of forward foreign currency contracts	—	29,049	—	—
Settlement of foreign currency transactions	(302)	(27,369)	—	—
Expiration or closing of futures contracts	—	(145,805)	166,667	(18,759)
Expiration or closing of swap contracts	—	69,954	13,904	—
Change in net unrealized appreciation/(depreciation) in value of:
Investment securities of unaffiliated issuers	(796,254)	(543,110)	582,445	(193,855)
Forward foreign currency contracts	—	(37,609)	—	—
Foreign currency translations	683	2,098	—	—
Futures contracts	—	229,627	89,509	190,549
Swap contracts	—	(78,262)	—	—
Net gain/(loss) on investments	(311,080)	(667,109)	853,896	(154,355)
Net increase/(decrease) in net assets resulting from operations	$(62,294)	$1,176,628	$5,131,629	$787,547

See Notes to Financial Statements

Statements of Changes in Net Assets

Neuberger Berman ETF Trust

	Energy Transition & Infrastructure ETF*
	Six Months Ended	Period Ended from September 1, 2024 to	Fiscal Year Ended
	April 30, 2025 (Unaudited)	October 31, 2024	August 31, 2024
Increase/(Decrease) in Net Assets:
From Operations (Note A):
Net investment income/(loss)	$248,786	$11,895	$421,033
Net realized gain/(loss) on investments	484,491	7,307,422	(1,709,780)
Change in net unrealized appreciation/(depreciation) of investments	(795,571)	(6,086,075)	7,340,477
Net increase/(decrease) in net assets resulting from operations	(62,294)	1,233,242	6,051,730
Distributions to Shareholders From (Note A):
Distributable earnings	(492,001)	—	(328,735)
From Fund Share Transactions (Note D):
Proceeds from shares sold	10,033,682	11,595,742	1,277,559
Payments for shares redeemed	(4,078,800)	(30,648,450)	—
Net increase/(decrease) from Fund share transactions	5,954,882	(19,052,708)	1,277,559
Net Increase/(Decrease) in Net Assets	5,400,587	(17,819,466)	7,000,554
Net Assets:
Beginning of period	14,551,178	32,370,644	25,370,090
End of period	$19,951,765	$14,551,178	$32,370,644

*	The Fund changed its fiscal year end from August 31 to October 31. See Note F of the Notes to Financial Statements.

See Notes to Financial Statements

Statements of Changes in Net Assets (cont’d)

Neuberger Berman ETF Trust

	Flexible Credit Income ETF		Short Duration Income ETF(a)		Total Return Bond ETF
	Six Months Ended	Period from June 24, 2024 (Commencement of Operations) to	Six Months Ended	Fiscal Year Ended	Period from December 17, 2024 (Commencement of Operations) to
	April 30, 2025 (Unaudited)	October 31, 2024	April 30, 2025 (Unaudited)	October 31, 2024	April 30, 2025 (Unaudited)
Increase/(Decrease) in Net Assets:
From Operations (Note A):
Net investment income/(loss)	$1,843,737	$1,243,197	$4,277,733	$8,558,683	$941,902
Net realized gain/(loss) on investments	(239,853)	281,155	181,942	(2,078,646)	(151,049)
Change in net unrealized appreciation/(depreciation) of investments	(427,256)	284,564	671,954	7,041,936	(3,306)
Net increase/(decrease) in net assets resulting from operations	1,176,628	1,808,916	5,131,629	13,521,973	787,547
Distributions to Shareholders From (Note A):
Distributable earnings	(2,354,265)	(939,311)	(5,347,494)	(8,270,051)(b)	(926,601)
From Fund Share Transactions (Note D):
Proceeds from shares sold	1,275,175	51,352,223	100,225,913	62,450,966 (c)	51,298,135
Proceeds from reinvestment of dividends and distributions	—	—	—	5,735,181 (c)	—
Payments for shares redeemed	—	—	—	(87,896,382)(c)	—
Net increase/(decrease) from Fund share transactions	1,275,175	51,352,223	100,225,913	(19,710,235)	51,298,135
Net Increase/(Decrease) in Net Assets	97,538	52,221,828	100,010,048	(14,458,313)	51,159,081
Net Assets:
Beginning of period	52,221,828	—	151,166,025	165,624,338	—
End of period	$52,319,366	$52,221,828	$251,176,073	$151,166,025	$51,159,081

(a)
After the close of business on June 21, 2024, Neuberger Berman Short Duration Bond Fund (the "Predecessor Fund") was reorganized into Neuberger Berman Short Duration Income ETF. The amounts disclosed include those of the Predecessor Fund. Refer to Note A in the Notes to Financial Statements for additional information on the reorganization.

(b)
Included in these amounts are the distributions to shareholders from Investor Class shares, Trust Class shares, Institutional Class shares,
Class A shares, Class C shares and Class R6 shares of the Predecessor Fund:

For the Year Ended October 31, 2024
Distributable earnings:
Short Duration Income ETF
Investor Class	$(478,332)
Trust Class	(55,616)
Institutional Class	(5,168,215)
Class A	(158,054)
Class C	(22,866)

(c)
The dollar amounts disclosed are the total from fund share transactions of the Investor Class shares, Trust Class shares, Institutional class shares, Class A shares, Class C shares and Class R6 shares of the Predecessor Fund. See Note D of the Notes to Financial
Statements for additional information.

See Notes to Financial Statements

Notes to Financial Statements (Unaudited)
Note A—Summary of Significant Accounting Policies:
1
General: Neuberger Berman ETF Trust (the "Trust") is a Delaware statutory trust organized pursuant to an Amended and Restated Trust Instrument dated December 8, 2021. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and its shares are registered under the Securities Act of 1933, as amended. Neuberger Berman Energy Transition & Infrastructure ETF ("Energy Transition & Infrastructure ETF"), Neuberger Berman Flexible Credit Income ETF ("Flexible Credit Income ETF"), Neuberger Berman Short Duration Income ETF ("Short Duration Income ETF"), and Neuberger Berman Total Return Bond ETF ("Total Return Bond ETF") (each individually a "Fund," and collectively, the "Funds") are separate operating series of the Trust, each of which is diversified except for Energy Transition & Infrastructure ETF. Effective November 1, 2024, Energy Transition & Infrastructure ETF is non-diversified. Each Fund offers and issues shares of beneficial interest ("Shares"). Shares of a Fund represent an equal proportionate interest in the Fund. Each of Flexible Credit Income ETF and Total Return Bond ETF had no operations until June 24, 2024 and December 17, 2024, respectively, other than matters relating to the Fund's organization and its registration of shares under the 1933 Act. As further described in Note A-2, Short Duration Income ETF commenced operations as an ETF following its reorganization from a mutual fund.

On June 27, 2024, the Trust's Board of Trustees (the "Board") approved a proposal to change the name of the Neuberger Berman Carbon Transition & Infrastructure ETF (the "Fund") to Neuberger Berman Energy Transition & Infrastructure ETF along with a related change to the Fund’s policy to invest at least 80% of its net assets (plus borrowing for investment purposes) in equity securities of carbon transition companies and infrastructure companies ("80% Policy"). The Fund’s 80% Policy was changed to invest at least 80% of its net assets (plus borrowing for investment purposes) in equity securities of energy transition companies and infrastructure companies. The Board also approved related changes to the principal investment strategies to more closely align them with the new name and 80% Policy of the Fund. In addition, the Fund made changes to its portfolio managers, benchmark, distribution frequency (from annual to quarterly), ticker symbol, and the Fund’s fiscal year end (from 8/31 to 10/31). All of these changes were contingent upon shareholder approval of the following proposals: (1) a proposal to change the Fund from a diversified fund to a non-diversified fund; and (2) a proposal to change the Fund’s current fundamental policy on industry concentration to invest greater than 25% of its total assets in the aggregate in the oil, gas, and consumable fuels industry. In addition to these two proposals, shareholders were asked to approve a proposal to change the Fund’s current management agreement from a unitary fee arrangement to a separate management agreement and administration agreement. As announced in a supplement to the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information dated October 15, 2024, shareholders approved all three proposals at a meeting held on October 14, 2024 and all of the changes described above were effective November 1, 2024, except that the fiscal year end change was effective October 15, 2024.
A balance indicated with a "—", reflects either a zero balance or a balance that rounds to less than 1.
The assets of each Fund belong only to that Fund, and the liabilities of each Fund are borne solely by that Fund and no other series of the Trust.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946 "Financial Services—Investment Companies."
The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires Management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.
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Reorganization: On December 14, 2023, the Board approved the reorganization of Neuberger Berman Short Duration Bond Fund (the "Predecessor Fund") to a newly organized series of Neuberger Berman ETF Trust which is Short Duration Income ETF. After the close of business on June 21, 2024, the Predecessor Fund was reorganized into Short Duration Income ETF in a tax-free reorganization under the Internal Revenue Code (the "Reorganization"). After the Reorganization, shareholders of the Predecessor Fund held shares of Short Duration Income ETF instead of shares of the Predecessor Fund. Prior to the Reorganization, on May 30, 2024, each of Class A, Class C, Investor Class and Trust Class shares of the Predecessor Fund were converted into Institutional Class shares. Accordingly, after that date, all shareholders of the Predecessor Fund owned Institutional Class shares. In addition, after the close of business on June 14, 2024, the Predecessor Fund conducted a reverse stock split pursuant to a stock split ratio of 1:0.1417 (old to new).
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Portfolio valuation: In accordance with ASC 820 "Fair Value Measurement" ("ASC 820"), all investments held by each of the Funds are carried at the value that Management believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds' investments, some of which are discussed below. At times, Management may need to apply significant judgment to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
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Level 1 – unadjusted quoted prices in active markets for identical investments

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Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)

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Level 3 – unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.
The value of the Funds’ investments in equity securities, master limited partnerships and limited partnerships, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.
The value of the Funds’ investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on bid quotations, or if quotations are not available, by methods that include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Fund:
Corporate Bonds. Inputs used to value corporate debt securities generally include relevant credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information, which may include benchmark yield curves, reported trades, broker-dealer quotes, issuer spreads, comparable securities, and reference data, such as market research publications, when available ("Other Market Information").
U.S. Treasury Obligations. Inputs used to value U.S. Treasury securities generally include quotes from several inter-dealer brokers and Other Market Information.

U.S. Government Agency Securities. Inputs used to value U.S. Government Agency securities generally include obtaining benchmark quotes and Other Market Information.
Asset-Backed Securities and Mortgage-Backed Securities. Inputs used to value asset-backed securities and mortgage-backed securities generally include models that consider a number of factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.
Collateralized Loan Obligations (CLOs). The value of collateralized loan obligations is primarily determined by cash flow data, relevant loan pricing data and market color, and research from market participants and trading desks (Level 2 or 3 inputs).
High Yield Securities. Inputs used to value high yield securities generally include a number of observations of equity and credit default swap curves related to the issuer and Other Market Information.
Municipal Debt Securities. Inputs used to value municipal debt securities include current trades, bid-wanted lists (which informs the market that a holder is interested in selling a position and that offers will be considered), offerings, general information on market movement, direction, trends, and specific data on specialty issues.
Emerging Markets Debt and Foreign Government Securities. Inputs used to value emerging markets debt and foreign government securities generally include dealer quotes, bond market activity, discounted cash flow models, and other relevant information such as credit spreads, benchmark curves and Other Market Information.
The value of loan assignments is determined by Management primarily by obtaining valuations from independent pricing services based on broker quotes (generally Level 2 or Level 3 inputs depending on the number of quotes available).
The value of futures contracts is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).
The value of credit default swaps is determined by Management by obtaining valuations from independent pricing services using a model that considers a number of factors, which may include default probabilities, credit curves, recovery rates and cash flows (Level 2 inputs).
The value of forward foreign currency contracts ("forward FX contracts") is determined by Management by obtaining valuations from independent pricing services based on actual traded currency rates on independent pricing services’ networks, along with other traded and quoted currency rates provided to the pricing services by leading market participants (Level 2 inputs).
Management has developed a process to periodically review information provided by independent pricing services for all types of securities.
Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value ("NAV") per share (Level 2 inputs), when available.
If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not available, the security is valued using methods Management has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Pursuant to Rule 2a-5 under the 1940 Act, the Board designated Management as the Funds' valuation designee. As the Funds' valuation designee, Management is responsible for determining fair value in good faith for all Fund investments. Inputs and assumptions considered in determining fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of security; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers or pricing services; information obtained from the issuer and analysts; an analysis of the company’s or issuer’s financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.
The value of the Funds’ investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern Time, on days the New York Stock Exchange ("NYSE") is open for business. Management has approved the use of ICE Data Services ("ICE") to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a Fund could expect to receive for those securities or when foreign markets are closed and U.S. markets are open. In each of these events, ICE will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). Management has also approved the use of ICE to evaluate the prices of foreign debt securities as of the time at which a Fund’s share price is calculated. ICE utilizes benchmark spread and yield curves and evaluates available market activity from the local close to the time as of which a Fund’s share price is calculated (Level 2 inputs) to assist in determining prices for certain foreign debt securities. In the case of both foreign equity and foreign debt securities, in the absence of precise information about the market values of these foreign securities as of the time at which a Fund’s share price is calculated, Management has determined on the basis of available data that prices adjusted or evaluated in this way are likely to be closer to the prices a Fund could realize on a current sale than the prices of those securities established at the close of the foreign markets in which the securities primarily trade.
Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or traded.
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Foreign currency translations: The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are normally translated into U.S. dollars using the exchange rate as of 4:00 p.m. Eastern Time, on days the NYSE is open for business, to determine the value of investments, other assets and liabilities. Purchase and sale prices of securities, and income and expenses, are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions. Net unrealized foreign currency gain/(loss), if any, arises from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates and is stated separately in the Statements of Operations.

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Securities transactions and investment income: Securities transactions are recorded on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as a Fund becomes aware of the dividends. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including accretion of discount (adjusted for original issue discount, where applicable), and amortization of premium, where applicable, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions, if any, are recorded on the basis of identified cost and stated separately in the Statements of Operations. Included in net realized gain/(loss) on investments are proceeds from the settlement of class action litigation(s) in which certain of the Funds participated as a class member. The amount of such proceeds for the six months ended April 30, 2025, was $47 for Short Duration Income ETF.

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Income tax information: Each Fund is treated as a separate entity for U.S. federal income tax purposes. It is the policy of each Fund to qualify, or continue to qualify for, treatment as a regulated investment company ("RIC") by complying with the requirements of the U.S. Internal Revenue Code applicable to RICs and to distribute substantially all of its net investment income and net realized capital gains to its shareholders. To the extent a Fund distributes substantially all of its net investment income and net realized capital gains to shareholders, no federal income or excise tax provision is required.

ASC 740 "Income Taxes" sets forth a minimum threshold for financial statement recognition of a tax position taken, or expected to be taken, in a tax return. The Funds recognize interest and penalties, if any, related to unrecognized tax positions as an income tax expense in the Statements of Operations. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the tax years for which the applicable statutes of limitations have not yet expired. Management has analyzed each Fund's tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Funds' financial statements.
For federal income tax purposes, the estimated cost and unrealized appreciation/(depreciation) in value of investments held at April 30, 2025 were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Energy Transition & Infrastructure ETF	$20,354,470	$761,994	$1,178,758	$(416,764)
Flexible Credit Income ETF	52,676,139	627,086	543,427	83,659
Short Duration Income ETF	246,583,728	1,862,039	3,363,124	(1,501,085)
Total Return Bond ETF	51,681,016	437,306	440,612	(3,306)
Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Fund, timing differences and differing characterization of distributions made by each Fund. The Funds may also utilize earnings and profits distributed to shareholders on redemption of their shares as a part of the dividends-paid deduction for income tax purposes.
Any permanent differences resulting from different book and tax treatment are reclassified at year-end and have no impact on net income, NAV or NAV per share of the Funds. For the year ended October 31, 2024, the Funds recorded permanent reclassifications related to: tax adjustments on securities redeemed in kind. For the year ended October 31, 2024, the Funds recorded the following permanent reclassifications:

	Paid-in Capital	Total Distributable Earnings/(Losses)
Energy Transition & Infrastructure ETF	$7,429,512	$(7,429,512)
Flexible Credit Income ETF	—	—
Short Duration Income ETF	—	—

The tax character of distributions paid during the years ended October 31, 2024, and October 31, 2023, was as follows:

	Distributions Paid From:
	Ordinary Income		Long-Term Capital Gain		Return of Capital		Total
	2024	2023	2024	2023	2024	2023	2024	2023
Energy Transition & Infrastructure ETF(a)	$328,735 (b)(c)	$45,923 (c)	$— (b)(c)	$— (c)	$— (b)(c)	$— (c)	$328,735 (b)(c)	$45,923 (c)
Flexible Credit Income ETF(d)	939,311	—	—	—	—	—	939,311	—
Short Duration Income ETF(e)(f)	8,270,051	8,625,512	—	—	—	—	8,270,051	8,625,512

(a)	On June 27, 2024, the Board approved a change in fiscal year end from August 31 to October 31. This change was effective beginning with the current fiscal period, September 1, 2024.
(b)	There were no distributions during September 1, 2024 to October 31, 2024.
(c)	Year ended August 31.
(d)	Period from June 24, 2024 (Commencement of Operations) to October 31, 2024.
(e)	After the close of business on June 21, 2024, the Predecessor Fund was reorganized into Short Duration Income ETF.
(f)	Amounts disclosed are inclusive of the Predecessor Fund.
As of October 31, 2024, the components of distributable earnings (accumulated losses) on a U.S. federal income tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Unrealized Appreciation/ (Depreciation)	Loss Carryforwards and Deferrals	Other Temporary Differences	Total
Energy Transition & Infrastructure ETF(a)	$267,973	$—	$381,036	$(1,826,344)	$—	$(1,177,335)
Flexible Credit Income ETF(b)	445,853	57,908	386,836	—	(20,992)	869,605
Short Duration Income ETF(c)	796,660	—	(2,173,039)	(15,261,085)	—	(16,637,464)

(a)	Period from September 1, 2024 to October 31, 2024.
(b)	Period from June 24, 2024 (Commencement of Operations) to October 31, 2024.
(c)	Amounts disclosed are inclusive of the Predecessor Fund.
The temporary differences between book basis and tax basis distributable earnings are primarily related to one or more of the following: amortization of organizational expenses, amortization of bond premium, mark-to-market adjustments on forward FX contracts, futures, foreign futures, swaps and options and tax adjustments related to other investments and swaps.
To the extent each Fund’s net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of each Fund not to distribute such gains. Capital loss carryforward rules allow for RICs to carry forward capital losses indefinitely and to retain the character of capital loss carryforwards as short-term or long-term. As determined at October 31, 2024, the following Funds had unused capital loss carryforwards available for federal income tax purposes to offset future net realized capital gains, if any, as follows:

	Capital Loss Carryforwards
	Long-Term	Short-Term
Energy Transition & Infrastructure ETF	$809,964	$1,016,380
Short Duration Income ETF	10,489,257	4,771,828

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Foreign taxes: Foreign taxes withheld, if any, represent amounts withheld by foreign tax authorities, net of refunds recoverable.

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Distributions to shareholders: Each Fund may earn income, net of expenses, daily on its investments. Ordinarily, distributions from net investment income are declared on each business day and paid monthly for Flexible Credit Income ETF, Short Duration Income ETF and Total Return Bond ETF, and distributions from net realized capital gains, if any, are generally distributed once a year (usually in December). Distributions from net investment income and net realized capital gains, if any, are generally distributed once a year (usually in December) for Energy Transition & Infrastructure ETF through October 31, 2024. Distributions to shareholders are recorded on the ex-date.

In connection with the changes discussed in Note A-1, effective November 1, 2024, Energy Transition & Infrastructure ETF changed the frequency of its distributions so that the Fund distributes net investment income on a quarterly basis.
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Investments in foreign securities: Investing in foreign securities may involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation, or confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States. Foreign securities also may experience greater price volatility, higher rates of inflation, and delays in settlement.

Currency exchange rates may fluctuate significantly over short periods of time and can be affected unpredictably by various factors, including investor perception and changes in interest rates; intervention, or failure to intervene, by U.S. or foreign governments, central banks, or supranational entities; or by currency controls or political developments in the U.S. or abroad.
Additional risks include exposure to less developed or less efficient trading markets; social, political, diplomatic, or economic instability; trade barriers and other protectionist trade policies (including those of the U.S.); imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals; significant government involvement in an economy and/or market structure; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; higher transaction costs; confiscatory withholding or other taxes; and less stringent auditing and accounting, corporate disclosure, governance, and legal standards. To the extent a foreign security is denominated in U.S. dollars, there is also the risk that a foreign government will not let U.S. dollar-denominated assets leave the country.
The governments of emerging market countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, intervene in the financial markets, and/or impose burdensome taxes that could adversely affect security prices.
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Investment company securities and other exchange-traded funds: The Funds may invest in shares of other registered investment companies, including other exchange-traded funds ("ETFs"), within the limitations prescribed by the 1940 Act, in reliance on rules adopted by the SEC, particularly Rule 12d1-4, or any other applicable exemptive relief. Rule 12d1-4 permits investments in other registered investment companies in excess of the limitations of the 1940 Act if a Fund complies with the conditions of the Rule. Shareholders of a Fund will indirectly bear their proportionate share of any management fees and other expenses paid by such other investment companies, in addition to the management fees and expenses of the Fund.

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When-issued/delayed delivery securities: The Funds may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time a Fund enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the NAV. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to a Fund until payment takes place. When-issued and delayed delivery transactions can have a leverage-like effect on a Fund, which can increase fluctuations in the Fund’s NAV. Certain risks may arise upon entering into when-issued or delayed delivery securities transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.
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Organization expenses: Costs incurred by Total Return Bond ETF in connection with its organization, which amounted to $74,277, and is reflected in "Organization expenses" in the Statements of Operations, have been expensed as incurred.

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Derivative instruments: Certain Funds' use of derivatives during the six months ended April 30, 2025, is described below. Please see the Schedule of Investments for each Fund's open positions in derivatives, if any, at April 30, 2025. The disclosure requirements of ASC 815 "Derivatives and Hedging" ("ASC 815") distinguish between derivatives that qualify for hedge accounting and those that do not. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statements of Operations, they do not qualify for hedge accounting. Accordingly, even though a Fund’s investments in derivatives may represent economic hedges, they are considered non-hedge transactions for purposes of this disclosure.

Rule 18f-4 under the 1940 Act regulates the use of derivatives for certain funds registered under the 1940 Act ("Rule 18f-4"). Unless a Fund qualifies as a "limited derivatives user" as defined in Rule 18f-4, the Fund is subject to a comprehensive derivatives risk management program, is required to comply with certain value-at-risk based leverage limits and is required to provide additional disclosure both publicly and to the SEC regarding its derivatives positions. If a Fund qualifies as a limited derivatives user, Rule 18f-4 requires the Fund to have policies and procedures to manage its aggregate derivatives risk.
Futures contracts: During the six months ended April 30, 2025, Flexible Credit Income ETF used futures to manage or adjust the risk profile and investment exposure of the Fund or individual positions, to obtain or reduce exposure to certain markets, to establish net short or long positions for markets, currencies or securities, adjust the duration of the Fund’s portfolio and to enhance total return. During the six months ended April 30, 2025, Short Duration Income ETF used futures for economic hedging purposes, including as a maturity or duration management device. During the six months ended April 30, 2025, Total Return Bond ETF used futures to manage or adjust the risk profile and investment exposure of the Fund, including to adjust the duration and yield curve exposure of the Fund’s portfolio.
Futures contracts may include certain options on exchange-traded futures contracts. At the time a Fund enters into a futures contract, it is required to deposit with the futures commission merchant a specified amount of cash or liquid securities, known as "initial margin," which is a percentage of the value of the futures contract being traded that is set by the exchange upon which the futures contract is traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodity exchange on which such futures contract is traded. Subsequent payments, known as "variation margin," to and from the broker are made on a daily basis, or as needed, as the market price of the futures contract fluctuates. Daily variation margin adjustments, arising from this "mark to market," are recorded by a Fund as unrealized gains or losses.
Although some futures by their terms call for actual delivery or acquisition of the underlying securities or currency, in most cases the contracts are closed out prior to delivery by offsetting purchases or sales of matching futures. When the contracts are closed or expire, a Fund recognizes a gain or loss. Risks of entering into futures contracts include the possibility there may be an illiquid market, possibly at a time of rapidly declining prices, and/or a change in the value of the contract may not correlate with changes in the value of the underlying securities. Futures executed on regulated futures exchanges have minimal counterparty risk to a Fund because the exchange’s clearinghouse assumes the position of the counterparty in each transaction. Thus, a Fund is exposed to risk only in connection with the clearinghouse and not in connection with the original counterparty to the transaction. For U.S. federal income tax purposes, the futures transactions undertaken by a Fund may cause the Fund to recognize gains or losses from marking contracts to market even though its positions have not been sold or terminated, may affect the character of the gains or losses recognized as long-term or short-term, and may affect the timing of some capital gains and losses realized by the Fund. Also, a Fund’s losses on transactions involving futures contracts may be deferred rather than being taken into account currently in calculating such Fund’s taxable income.
Forward foreign currency contracts: During the six months ended April 30, 2025, Flexible Credit Income ETF used forward FX contracts to manage or adjust the risk profile for foreign currency exposures in the Fund, to obtain or reduce economic exposure, to establish net short or long positions for markets or securities and to enhance total return.
A forward FX contract is an agreement between two parties to buy or sell a specific currency for another at a set price on a future date, and is individually negotiated and privately traded by currency traders and their customers in the interbank market. The market value of a forward FX contract fluctuates with changes in forward currency exchange rates. Forward FX contracts are marked to market daily, and the change in value is recorded by the Fund as an unrealized gain or loss. At the consummation of a forward FX contract to purchase or sell currency, the Fund may either exchange the currencies specified at the maturity of the forward FX contract or enter into a closing transaction involving the purchase or sale of an offsetting forward FX contract. Closing transactions with respect to forward FX contracts are usually performed with the counterparty to the original forward FX contract. The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing a contract is included in "Net realized gain/(loss) on settlement of forward foreign currency contracts" in the Statement of Operations. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund’s Statement of Assets and Liabilities. In addition, the Fund could be exposed to risks associated with fluctuations in foreign currency and the risk the counterparty will fail to fulfill its obligation.
Credit default swap contracts: During the six months ended April 30, 2025, Flexible Credit Income ETF used credit default swaps for economic hedging purposes, to manage or adjust the risk profile and investment exposure of the Fund or individual positions, to obtain or reduce exposure to certain markets, to establish net short or long positions for markets or securities and to enhance total return. During the six months ended April 30, 2025, Short Duration Income ETF used credit default swaps for economic hedging purposes, to manage or adjust the risk profile and investment exposure of the Fund or individual positions, to obtain or reduce exposure to certain markets, to establish net short or long positions for markets or securities and to enhance total return. When a Fund is the buyer of a credit default swap contract, it is entitled to receive the notional amount of the swap from the counterparty if a credit event occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and received no proceeds from the contract. When a Fund is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If a Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make (or the risk of loss) would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may add economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The net periodic payments paid or received on the swap contract are accrued daily as a component of unrealized appreciation/(depreciation) and are recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation/(depreciation) in an amount equal to the daily valuation of swaps. For over-the-counter ("OTC") credit default swaps, cash settlement in and out of the swaps may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement, and is generally determined based on limits and thresholds established as part of an agreement between the Fund and the counterparty. For financial reporting purposes, unamortized upfront payments/(receipts), if any, are netted with unrealized appreciation or (depreciation) and net interest receivable or payable on swap contracts to determine the fair value of swaps.
Centrally cleared swap contracts: Certain clearinghouses currently offer clearing for limited types of derivative transactions. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty that is then cleared through a central clearinghouse. Upon acceptance of a swap by a central clearinghouse, the original swap is extinguished and replaced with a swap with the clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of the original counterparty. A Fund typically will be required to post specified levels of both initial and variation margin with the clearinghouse or at the instruction of the clearinghouse. The daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the central clearing party. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation and net interest receivable or payable on swap contracts to determine the fair value of swaps.
At April 30, 2025, the Funds listed below had the following derivatives (which did not qualify as hedging instruments under ASC 815), grouped by primary risk exposure:

	Asset Derivatives		Liability Derivatives
Fund	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Flexible Credit Income ETF
Futures
Interest rate risk	Receivable/Payable for accumulated variation margin on futures contracts	$97,664	Receivable/Payable for accumulated variation margin on futures contracts	$(45,510)
Forward FX contracts
Currency risk	Receivable for forward foreign currency contracts	—	Payable for forward foreign currency contracts	(27,878)
Centrally cleared swaps
Credit risk	Receivable/Payable for accumulated variation margin on centrally cleared swap contracts(a)	107,322	Receivable/Payable for accumulated variation margin on centrally cleared swap contracts(a)	—
Short Duration Income ETF
Futures
Interest rate risk	Receivable/Payable for accumulated variation margin on futures contracts	734,220	Receivable/Payable for accumulated variation margin on futures contracts	(591,188)
Total Return Bond ETF
Futures
Interest rate risk		215,129		(24,580)

(a)	"Centrally cleared swaps" reflect the cumulative unrealized appreciation/(depreciation) of the centrally cleared swap contracts plus accrued interest as of April 30, 2025.

The impact of the use of these derivative instruments on the Statements of Operations during the six months ended April 30, 2025, was as follows:

Fund	Net Realized Gain/ (Loss) on Derivatives(a)	Change in Net Unrealized Appreciation/ (Depreciation) on Derivatives(b)
Flexible Credit Income ETF
Futures
Interest rate risk	$(145,805)	$229,627
Forward FX contracts
Currency risk	29,049	(37,609)
Swaps
Credit risk	69,954	(78,262)
Short Duration Income ETF
Futures
Interest rate risk	166,667	89,509
Swaps
Credit risk	13,904	-
Total Return Bond ETF
Futures
Interest rate risk	(18,759)	190,549

(a)	Net realized gain/(loss) on derivatives is located in the Statements of Operations each under the caption, "Net realized gain/(loss) on:"

Futures	Expiration or closing of futures contracts
Forward FX contracts	Settlement of forward foreign currency contracts
Swaps	Expiration or closing of swap contracts

(b)	Change in net unrealized appreciation/(depreciation) is located in the Statements of Operations each under the caption, "Change in net unrealized appreciation/(depreciation) in value of:"

Futures	Futures contracts
Forward FX contracts	Forward foreign currency contracts
Swaps	Swap contracts
While the Funds may receive rights and warrants in connection with their investments in securities, these rights and warrants are not considered "derivative instruments" under ASC 815.
Management has concluded that Energy Transition & Infrastructure ETF did not hold any derivative instruments during the six months ended April 30, 2025 that require additional disclosures pursuant to ASC 815.
14
Securities lending: Each Fund, using State Street Bank and Trust Company ("State Street") as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lender’s fees. These fees, if any, would be disclosed within the Statement of Operations under the caption "Income from securities loaned—net" and are net of expenses retained by State Street as compensation for its services as lending agent.

The initial collateral received by a Fund at the beginning of each transaction shall have a value equal to at least 102% of the prior day’s market value of the loaned securities (105% in the case of international securities). Collateral in the form of cash and/or securities issued or guaranteed by the U.S. government or its agencies, equivalent to at least 100% of the market value of securities, is maintained at all times.

Thereafter, the value of the collateral is monitored on a daily basis, and collateral is moved daily between a counterparty and a Fund until the close of the transaction. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of State Street and is included on the Statement of Assets and Liabilities under the caption "Investments in securities at value—Unaffiliated issuers". The total value of securities received as collateral for securities on loan is included in a footnote following the applicable Schedule of Investments, but is not included within the Statement of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities. Any increase or decrease in the fair value of the securities loaned and any interest earned or dividends paid or owed on those securities during the term of the loan would accrue to that Fund.
As of April 30, 2025, the Funds did not participate in securities lending.
15
Offsetting assets and liabilities: The Funds are required to disclose both gross and net information for assets and liabilities related to OTC derivatives, and securities lending and securities borrowing transactions that are eligible for offset or subject to an enforceable master netting or similar agreement. Flexible Credit Income ETF held one or more of these investments at April 30, 2025. The Funds' OTC derivative assets and liabilities at fair value by type and securities lending assets are reported gross in the Statements of Assets and Liabilities. The following tables present derivative and securities lending assets and liabilities by counterparty, net of amounts available for offset under a master netting or similar agreement and net of the related collateral received by a Fund for assets and pledged by a Fund for liabilities as of April 30, 2025.

Description	Gross Amounts of Assets Presented in the Statements of Assets and Liabilities	Gross Amounts of Liabilities Presented in the Statements of Assets and Liabilities
Flexible Credit Income ETF
Forward FX contracts	$—	$(27,878)
Total	$—	$(27,878)

Gross Amounts Not Offset in the Statements of Assets and Liabilities:
	Assets				Liabilities
Counterparty	Gross Amounts Presented in the Statements of Assets and Liabilities	Liabilities Available for Offset	Collateral Received(a)	Net Amount(b)	Gross Amounts Presented in the Statements of Assets and Liabilities	Assets Available for Offset	Collateral Pledged(a)	Net Amount(b)
Flexible Credit Income ETF
JPM	$—	$—	$—	$—	$(12,398)	$—	$—	$(12,398)
RBC	—	—	—	—	(4,810)	—	—	(4,810)
SCB	—	—	—	—	(1)	—	—	(1)
UBS	—	—	—	—	(10,669)	—	—	(10,669)
Total	$—	$—	$—	$—	$(27,878)	$—	$—	$(27,878)

(a)	Collateral received (or pledged) is limited to an amount not to exceed 100% of the net amount of assets (or liabilities) in the tables presented above, for each respective counterparty.
(b)
A net amount greater than zero represents amounts subject to loss as of April 30, 2025, in the event of a counterparty failure. A net amount less than zero represents amounts under-collateralized to each counterparty as of April 30, 2025.

16
Indemnifications: Like many other companies, the Trust’s organizational documents provide that its officers ("Officers") and trustees ("Trustees") are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims against the Trust or a Fund.
17
Segment reporting: In this reporting period, each Fund adopted FASB Accounting Standards Update No. 2023-07, "Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures" ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect each Fund's financial position or the results of its operations. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker ("CODM") in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. Each Fund's investment manager acts as the Funds' CODM. The CODM has determined that each Fund has a single operating segment because the CODM monitors the operating results of each Fund as a whole and evaluates performance in accordance with each Fund's principal investment strategies disclosed in its prospectus. The CODM uses these measures to assess Fund performance and allocate resources effectively. Each Fund's total returns, expense ratios, and changes in net assets which among others are used by the CODM to assess Fund performance and to make resource allocation decisions for each Fund's single segment are consistent with that presented within each Fund's financial statements.

Note B—Investment Management Fees, Administration Fees, Distribution Arrangements, and Other Transactions with Affiliates:
Energy Transition & Infrastructure ETF:
Through October 31, 2024, the Fund retained NBIA as investment manager under a different Management Agreement. Under the prior Management Agreement, Management was responsible for choosing a Fund’s investments and handling its day-to-day business. In addition, Management provided to the Fund certain Fund services and administrative services as specified in the prior Management Agreement. Beginning November 1, 2024, the Fund retains NBIA as investment manager under a new Management Agreement. Under the new Management Agreement, Management is responsible for choosing a Fund's investments and handling its day-to-day business and certain Fund services.
Flexible Credit ETF, Short Duration Income ETF and Total Return ETF:
Each Fund retains NBIA as investment manager under a Management Agreement. Under the Management Agreement, Management is responsible for choosing a Fund’s investments and handling its day-to-day business and certain Fund services.
For such investment management services, the Funds pay NBIA monthly an investment management fee as a percentage of average daily net assets according to the following table:

	First $2 billion	Thereafter
Energy Transition & Infrastructure ETF(a)(b)	0.55%	0.55%
Flexible Credit Income ETF(b)	0.40%	0.40%
Short Duration Income ETF	0.17%	0.15%
Total Return Bond ETF(c)	0.28%	0.28%

(a)	Energy Transition & Infrastructure ETF paid a management fee of 0.65% of average daily net assets through October 31, 2024.

(b)
NBIA has contractually agreed to waive its management fee by 0.10% of Energy Transition & Infrastructure
ETF's and Flexible Credit Income ETF's average daily net assets. This undertaking lasted until October 31,
2024 for Energy Transition & Infrastructure ETF. This undertaking lasts until October 31, 2026 for Flexible
Credit Income ETF and may not be terminated during its term without the consent of the Board.
Management fees contractually waived are not subject to recovery by NBIA.

(c)	Period from December 17, 2024 (Commencement of Operations) to April 30, 2025.
Management fees waived for the six months ended April 30, 2025 were as follows:

Fund	Percentage of Average Daily Net Assets Waived and/or Reimbursed	Effective Date(s)	Management Fees Waived for the Six Months Ended April 30, 2025
Flexible Credit Income ETF	0.10%	6/24/2024	$25,975
Accordingly, for the six months ended April 30, 2025, the investment management fee pursuant to the Management Agreement was equivalent to an annual effective rate of the Fund's average daily net assets, as follows:

Effective Rate
Flexible Credit Income ETF	0.30%
Short Duration Income ETF	0.17%
Investment management fee waivers are included in the Statements of Operations under the caption "Fees waived."
Energy Transition & Infrastructure ETF:
Through October 31, 2024, NBIA had contractually agreed to pay all operating expenses of the Fund, except (i) interest and taxes (including, but not limited to, income, excise, transaction, transfer and withholding taxes); (ii) brokerage expenses, including commissions, and other transaction costs; (iii) acquired fund fees and expenses; (iv) dividend and interest expenses relating to short sales; (v) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the 1940 Act, including distribution fees; (vi) the compensation payable to NBIA under this Agreement; (vii) securities lending expenses; (viii) litigation expenses and tax reclaim expenses; (ix) indemnification expenses; and (x) any expenses determined to be extraordinary expenses by the Board. With the Fund's consent, Management may subcontract to third parties some of its responsibilities to the Fund under the Management Agreement and may compensate each such third party that provides such services. Certain expenses that are outside of the investment management fee, as described above, may be applicable to multiple funds within the complex of related investment companies and such allocations are handled as follows: Expenses directly attributable to a Fund are charged to that Fund. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which NBIA serves as investment manager, that are not directly attributable to a particular investment company (e.g., a Fund) are allocated among that Fund and the other investment companies or series thereof in the complex on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the investment companies or series thereof in the complex can otherwise be made fairly.
Effective November 1, 2024, NBIA has contractually agreed to waive fees and/or reimburse certain expenses of the Fund so that the total annual operating expenses do not exceed 0.55% until 4/8/2025, and 0.65% from 4/9/2025 to 10/31/2028. These undertakings exclude interest, brokerage commissions, acquired fund fees and expenses, taxes including any expenses relating to tax reclaims, extraordinary expenses, and dividend and interest expenses relating to short sales, if any (commitment fees relating to borrowings are treated as interest for purposes of this exclusion) ("annual operating expenses"); consequently, net expenses may exceed the contractual expense limitations.

Flexible Credit Income ETF, Short Duration Income ETF and Total Return Bond ETF:
NBIA has contractually agreed to waive fees and/or reimburse certain expenses of each Fund so that the total annual operating expenses do not exceed the expense limitations as detailed in the following table. These undertakings exclude interest, brokerage commissions, acquired fund fees and expenses, taxes including any expenses relating to tax reclaims, extraordinary expenses, and dividend and interest expenses relating to short sales, if any (commitment fees relating to borrowings are treated as interest for purposes of this exclusion) ("annual operating expenses"); consequently, net expenses may exceed the contractual expense limitations. Prior to the Reorganization, Short Duration Income ETF's Predecessor Fund incurred fees and engaged in transactions with affiliates. Expenses, other than management fees, which include balances of the Predecessor Fund and its respective Fund, as shown in the respective Fund's Statement of Operations were expenses incurred by that Predecessor Fund.
At April 30, 2025, the Funds' contingent liabilities to NBIA under the agreements were as follows:

			Expenses Reimbursed in Year Ended October 31,
			2023	2024	2024	2025
			Subject to Repayment until October 31,
Fund	Contractual Expense Limitation(a)	Expiration	2025	2026	2027	2028
Energy Transition & Infrastructure ETF	0.65%(b)	10/31/28	$—	$—	$—	$16,829 (c)
Flexible Credit Income ETF	0.39%(d)	10/31/26	—	—	263,468 (e)	147,815
Short Duration Income ETF	0.34%(f)	10/31/28	319,603	335,300	336,186	90,842
Total Return Bond ETF	0.37%	10/31/28	—	—	—	197,852 (g)

(a)	Expense limitation per annum of the Fund's average daily net assets.
(b)	0.55% of average daily net assets from 11/1/2024 to 4/8/2025
(c)	This amount does not include the reimbursement for the period from 11/1/2024 to 4/8/2025, which amounted to $128,286.
(d)	0.49% of average daily net assets from 11/1/2026 to 10/31/2028.
(e)	Period from June 24, 2024 (Commencement of Operations) to October 31, 2024.
(f)	Expenses reimbursed prior to the close of business on June 21, 2024, are of the Predecessor Fund which had a contractual expense limitation of 0.34% for its Institutional Class.
(g)	Period from December 17, 2024 (Commencement of Operations) to April 30, 2025.
Energy Transition & Infrastructure ETF (effective April 9,2025), Flexible Credit Income ETF, Short Duration Income ETF and Total Return Bond ETF have agreed that they will repay NBIA for fees and expenses waived or reimbursed provided that repayment does not cause the respective Fund's annual operating expenses to exceed its contractual expense limitation in place at the time the fees and expenses were waived or reimbursed, or the expense limitation in place at the time the respective Fund repays NBIA, whichever is lower. Any such repayment must be made within three years after the year in which NBIA incurred the expense.
During the six months ended April 30, 2025, there was no repayment to NBIA under these agreements.
NBIA retains State Street as its sub-administrator under a Sub-Administration Agreement. NBIA pays State Street a fee for all services received under the Sub-Administration Agreement.
Energy Transition & Infrastructure ETF (effective November 1, 2024), Flexible Credit Income ETF, Short Duration Income ETF and Total Return ETF retain NBIA as its administrator under an Administration Agreement. The administration fee was assessed at the class level prior to June 24, 2024 for Short Duration Income ETF and each share class of the Predecessor Fund, as applicable, paid NBIA monthly an annual administration fee equal to the following: 0.27% for each of Investor Class, Class A and Class C; 0.50% for Trust Class; 0.15% for Institutional

Class; and 0.05% for Class R6, each as a percentage of its average daily net assets. Effective June 24, 2024 for Short Duration Income ETF, after the Reorganization, it pays NBIA monthly a fee at the annual rate of 0.09% of the Fund's average daily net assets. Energy Transition & Infrastructure ETF (effective November 1, 2024), Flexible Credit Income ETF and Total Return Bond ETF each pays NBIA monthly a fee at the annual rate of 0.09% of the Fund's average daily net assets.
Neuberger Berman BD LLC (the "Distributor") serves as the distributor in connection with the continuous offering of each Fund’s shares. Each Fund (except Short Duration Income ETF) also has a distribution agreement that allows the Fund to pay distribution fees to the Distributor and other firms that provide distribution services ("Service Providers"). Under their distribution plans (each a Plan, collectively, the "Plans") if a Service Provider provides distribution services, a Fund would pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act. The Distributor would, in turn, pay the Service Provider out of its fees. The Board currently has determined not to implement any 12b-1 fees pursuant to the Plans. 12b-1 fees may only be imposed after approval by the Board.
The Predecessor Fund of Short Duration Income ETF paid the Distributor fees at the annual rate of 0.25% of Class A’s average daily net assets and 1.00% of Class C’s average daily net assets. Effective December 15, 2023, Rule 12b-1 fees on all applicable share classes of the Predecessor Fund of Short Duration Income ETF were waived. These waivers are included in the Statements of Operations under the caption "Fees waived."
Note C—Securities Transactions:
During the six months ended April 30, 2025, there were purchase and sale transactions of long-term securities (excluding swaps, forward FX contracts, futures and option written, if any) and in-kind capital share transactions as follows:

	Transactions of Long-Term Securities		In-kind Capital Share Transactions
	Purchases	Sales	Purchases	Sales
Energy Transition & Infrastructure ETF	$12,225,516	$6,461,964	$9,827,833	$3,529,799
Flexible Credit Income ETF(a)	18,263,084	16,091,020	—	—
Short Duration Income ETF(b)	124,406,417	51,133,376	—	—
Total Return Bond ETF(c)	88,149,604	37,571,088	—	—

(a)	Includes purchases and sales of U.S. Government and Agency Obligations of $114,000 and $191,167, respectively.
(b)	Includes purchases and sales of U.S. Government and Agency Obligations of $16,805,153 and $1,456,444, respectively.
(c)	Includes purchases and sales of U.S. Government and Agency Obligations of $33,057,504 and $21,701,758, respectively.
During the six months ended April 30, 2025, no brokerage commissions on securities transactions were paid to affiliated brokers.
Note D—Fund Share Transactions:
The Funds issue or redeem capital shares in aggregation of a specified number of shares (each, a "Creation Unit") to certain institutional investors (typically market makers or other broker-dealers) on a continuous basis through the Distributor. Currently, the number of shares that constitutes a Creation Unit is 25,000 shares. Creation Unit transactions are typically conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities, cash or a combination thereof, consistent with a Fund's investment objective, policies and disclosure.

Share activity for the six months ended April 30, 2025, was as follows:
Fund	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total
Energy Transition & Infrastructure ETF	300,000	—	(125,000)	175,000
Flexible Credit Income ETF	25,000	—	—	25,000
Short Duration Income ETF	1,975,000	—	—	1,975,000
Total Return Bond ETF(a)	1,025,001	—	—	1,025,001

(a)	Period from December 17, 2024 (Commencement of Operations) to April 30, 2025.
Share activity for the year ended October 31, 2024, was as follows:

Fund	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total
Energy Transition & Infrastructure ETF(a)	375,000	—	(1,000,000)	(625,000)
Flexible Credit Income ETF(b)	1,025,001	—	—	1,025,001
Short Duration Income ETF(c)(d)(e)	1,222,987	102,768	(1,243,956)	81,799

(a)	Period from September 1, 2024 to October 31, 2024.
(b)	Period from June 24, 2024 (Commencement of Operations) to October 31, 2024.
(c)	After the close of business on June 21, 2024, the Predecessor Fund was reorganized into Short Duration Income ETF.
(d)
After the close of business on June 14, 2024, the Predecessor Fund's Institutional Class underwent a reverse stock split. The capital share activity presented here has been retroactively adjusted to reflect this split. See
Note A of the Notes to Financial Statements.

(e)
The share activities disclosed include those of the Predecessor Fund's Investor Class, Trust Class, Institutional
Class, Class A and Class C shares sold of 64,214, 35,147, 1,072,342, 40,943 and 8,185, shares issued on reinvestment of dividends and distributions of 56,308, 7,053, 94,811, 18,750 and 2,899, and shares redeemed of (2,349,051), (325,527), (1,116,637), (853,104) and (143,165), respectively.

Share activity for the year ended August 31, 2024, was as follows:

Fund	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total
Energy Transition & Infrastructure ETF	50,000	—	—	50,000

The dollar amounts disclosed in the Statements of Changes and referenced in footnote (c) following the Statements of Changes are the totals from fund share transactions of the Investor Class shares, Trust Class shares, Institutional Class shares, Class A shares and Class C shares of the Predecessor Fund:

	For the Year Ended October 31, 2024
	Proceeds from Shares Sold	Proceeds from Reinvestment of Dividends and Distributions	Payments for Shares Redeemed	Total
Short Duration Income ETF
Investor Class	$452,677	$399,424	$(16,648,435)	$(15,796,334)
Trust Class	237,088	47,681	(2,200,909)	(1,916,140)
Institutional Class	53,795,063	5,141,728	(59,761,430)	(824,639)
Class A	277,058	126,748	(5,766,464)	(5,362,658)
Class C	55,152	19,600	(967,524)	(892,772)
A standard creation or redemption transaction fee is imposed to offset transfer and other costs associated with the issuance and redemption of Creation Units and is charged to the Authorized Participant and paid directly to State Street Bank and Trust Company, which serves as the transfer agent. The Authorized Participant may also be required to pay a variable transaction fee to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses with respect to transactions in Creation Units for cash, which are treated as increases in capital. These variable fees, if any, are reflected in "Proceeds from shares sold" in the Statements of Changes in Net Assets.
Note E—Line of Credit:
At April 30, 2025, each Fund was a participant in a syndicated committed, unsecured $700,000,000 line of credit (the "Credit Facility"), to be used only for temporary or emergency purposes. Series of other investment companies managed by NBIA also participate in this line of credit on substantially the same terms. Interest is charged on borrowings under this Credit Facility at the highest of (a) a federal funds effective rate plus 1.00% per annum, (b) a daily simple Secured Overnight Financing Rate ("SOFR") plus 1.10% per annum, or (c) an overnight bank funding rate plus 1.00% per annum. The Credit Facility has an annual commitment fee of 0.15% per annum of the available line of credit, which is paid quarterly. Each Fund that is a participant has agreed to pay its pro rata share of the annual commitment fee, based on the ratio of its individual net assets to the net assets of all participants at the time the fee is due, and interest charged on any borrowing made by such Fund and other costs incurred by such Fund (for Energy Transition & Infrastructure ETF, the pro rata share of the commitment fee and any other Credit Facility cost shared by the participants are covered under the investment management fee described further in Note B). Because several funds participate in the Credit Facility, there is no assurance that an individual fund will have access to all or any part of the $700,000,000 at any particular time. There were no loans outstanding for any Fund under the Credit Facility at April 30, 2025. During the six months ended April 30, 2025, none of the Funds utilized the Credit Facility.
Note F—Change in Fiscal Year End:
On June 27, 2024, the Neuberger Berman ETF's Funds' Board of Trustees approved a change in fiscal year end from August 31 to October 31 for Energy Transition & Infrastructure ETF. This change was effective on October 15, 2024 beginning with the prior fiscal period, September 1, 2024.
Note G—Unaudited Financial Information:
The financial information included in this interim report is taken from the records of each Fund without audit by an independent registered public accounting firm. Annual reports contain audited financial statements.

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Financial Highlights

ETF Trust

The following tables include selected data for a share outstanding throughout each fiscal period and other performance information derived from the Financial Statements. Amounts that do not round to $0.01 or $(0.01) per share are presented as $0.00 or $(0.00), respectively. Ratios that do not round to 0.01% or (0.01)% are presented as 0.00% or (0.00)%, respectively. Net Assets with a zero balance, if any, may reflect actual amounts rounding to less than $0.1 million. A "—" indicates that the line item was not applicable in the corresponding fiscal period.

	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)[a]	Net Gains or Losses on Securities (both realized and unrealized)	Total Income (Loss) From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital
Energy Transition & Infrastructure ETF

4/30/2025 (Unaudited)	$30.63	$0.51	$0.54	$1.05	$(0.98)	$—	$—
Period from 9/1/2024 to 10/31/2024[h]	$29.43	$0.01	$1.19	$1.20	$—	$—	$—
8/31/2024	$24.16	$0.39	$5.19	$5.58	$(0.31)	$—	$—
8/31/2023	$24.20	$0.41	$(0.25)	$0.16	$(0.20)	$—	$—
Period from 4/6/2022[i] to 8/31/2022	$25.15	$0.14	$(1.09)	$(0.95)	$—	$—	$—

Flexible Credit Income ETF

4/30/2025 (Unaudited)	$50.95	$1.78	$(0.62)	$1.16	$(2.21)	$(0.07)	$—
Period from 6/24/2024[i] to 10/31/2024	$50.00	$1.21	$0.66	$1.87	$(0.92)	$—	$—

Short Duration Income ETF

4/30/2025 (Unaudited)	$50.79	$1.28	$0.26	$1.54	$(1.60)	$—	$—
10/31/2024[k,l]	$49.12	$2.70	$1.57	$4.27	$(2.60)	$—	$—
10/31/2023[k,l]	$49.19	$2.33	$0.07	$2.40	$(2.47)	$—	$—
10/31/2022[k,l]	$54.55	$1.48	$(5.08)	$(3.60)	$(1.69)	$—	$(0.07)
10/31/2021[k,l]	$54.48	$1.41	$0.35	$1.76	$(1.69)	$—	$—
10/31/2020[k,l]	$54.98	$1.69	$(0.50)	$1.19	$(1.69)	$—	$—

Total Return Bond ETF

Period from 12/17/2024[i] to 4/30/2025 (Unaudited)	$50.00	$0.94	$(0.10)	$0.84	$(0.93)	$—	$—

See Notes to Financial Highlights

Total Distributions	Net Asset Value, End of Period	Total Return[b,c]	Net Assets, End of Year (in millions)	Ratio of Gross Expenses to Average Net Assets[d]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$(0.98)	$30.70	3.39%[e]	$20.0	2.44%[f]	0.57%[f]	3.21%[f]	15%[e,g]
$—	$30.63	4.10%	$14.6	0.65%[f]	0.55%[f]	0.23%[f]	2%[e,g]
$(0.31)	$29.43	23.31%	$32.4	0.65%	0.55%	1.53%	12%[g]
$(0.20)	$24.16	0.70%	$25.4	0.65%	0.55%	1.68%	10%[g]
$—	$24.20	(3.79)%[e]	$5.4	0.65%[f]	0.55%[f]	1.54%[f]	5%[e,g]

$(2.28)	$49.83	2.29%[e]	$52.3	1.07%[f]	0.40%[f]	7.10%[f]	31%[e]
$(0.92)	$50.95	3.74%[e]	$52.2	1.47%[f,j]	0.39%[f]	6.78%[f]	33%[e]

$(1.60)	$50.73	3.08%[e]	$251.2	0.45%[f]	0.35%[f]	5.09%[f]	32%[e]
$(2.60)	$50.79	8.64%	$151.2	0.57%	0.34%	5.37%	74%
$(2.47)	$49.12	4.98%	$142.1	0.57%	0.34%	4.76%	65%
$(1.76)	$49.19	(6.65)%	$147.6	0.59%	0.34%	2.87%	76%
$(1.69)	$54.55	3.26%	$90.0	0.74%	0.35%	2.53%	91%
$(1.69)	$54.48	2.31%	$55.7	0.79%	0.36%	3.08%	165%

$(0.93)	$49.91	1.69%[e]	$51.2	1.22%[f,j]	0.39%[f]	5.15%[f]	76%[e]

Notes to Financial Highlights (Unaudited)

a	Calculated based on the average number of shares outstanding during each fiscal period.
b
The class action proceeds listed in Note A of the Notes to Financial Statements, if any, had no impact on the
Funds’ total returns for the six months ended April 30, 2025. The class action proceeds received in 2024,
2023, 2022, 2021 and 2020 had no impact on the Funds’ total returns for the years ended October 31,
2024, 2023, 2022, 2021 and 2020, respectively.

c
Total return based on per share NAV reflects the effects of changes in NAV on the performance of each
Fund during the each fiscal period. Returns assume income dividends and other distributions, if any, were reinvested. Results represent past performance and do not indicate future results. Current returns may be lower or higher than the performance data quoted. Investment returns and principal will fluctuate and shares, when redeemed, may be worth more or less than original cost. Each of Energy Transition &
Infrastructure ETF, Flexible Credit ETF and Total Return Bond ETF, has a limited performance history that should not be relied on. Past performance, particularly for brief periods of time, are not indicative of future returns. Total return would have been lower if Management had not reimbursed and/or waived certain expenses and/or waived a portion of the investment management fee (for certain periods). Total return would have been higher if Management had not recouped previously reimbursed and/or waived expenses.

d	Represents the annualized ratios of net expenses to average daily net assets if Management had not reimbursed certain expenses and/or waived a portion of the investment management fee.
e	Not annualized.
f	Annualized.
g	Portfolio turnover rate excludes securities received or delivered in-kind. Had the Funds listed below included securities received or delivered in-kind the portfolio turnover rate would have been:

	Six Months Ended April 30	Year Ended October 31	Year Ended August 31
	2025	2024	2024	2023	2022
Energy Transition & Infrastructure ETF	40%	45% (1)	12%	12%	8% (2)

(1) Period from September 1, 2024 to October 31, 2024.
(2) Period from April 6, 2022 (Commencement of Operations) to August 31, 2022.

h	The fiscal year end changed from August 31 to October 31. This period represents the two-month period from September 1, 2024 to October 31, 2024.
i	The date investment operations commenced.
j	Organization expense, which is a non-recurring expense, is included in these ratios on a non-annualized basis.
k
After the close of business on June 14, 2024, the Predecessor Fund’s Institutional Class underwent a reverse stock split. The per share data presented here has been retroactively adjusted to reflect this split. See Note A of the Notes to Financial Statements.

l	Financial highlights prior to the close of business on June 21, 2024 are of the Predecessor Fund.

Directory

Investment Manager and Administrator
Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, NY 10104-0002
Distributor
Neuberger Berman BD LLC
1290 Avenue of the Americas
New York, NY 10104-0002
Custodian and Transfer Agent
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
For Shareholders, address correspondence to:
Neuberger Berman Funds
1776 Heritage Drive, 3rd Floor
North Quincy, MA 02171
Legal Counsel
K&L Gates LLP
1601 K Street, NW
Washington, DC 20006-1600
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

Neuberger Berman Total Return Bond ETF: Initial Board Consideration of the Management Agreement
Prior to approving the management agreement with Neuberger Berman Investment Advisers LLC ("Management") (the "Agreement") with respect to Neuberger Berman Total Return Bond ETF ("Total Return Bond ETF" or the “Fund”), the Board of Trustees (the "Board") of Neuberger Berman ETF Trust (the "Trust"), including the Trustees who are not "interested persons" of the Trust or of Management (including its affiliates), as such term is defined under the Investment Company Act of 1940, as amended ("1940 Act") ("Independent Fund Trustees"), evaluated the Agreement with respect to the Fund at its September 26, 2024 meeting.  Throughout the process, the Independent Fund Trustees were advised by counsel that is experienced in 1940 Act matters and that is independent of Management ("Independent Counsel").
In evaluating the Agreement with respect to the Fund, the Board, including the Independent Fund Trustees, reviewed materials provided by Management and met with senior representatives of Management regarding its personnel, operations, and financial condition as they relate to the Fund.
In connection with its deliberations on the Agreement with respect to the Fund, the Board also considered the broad range of information relevant to the Agreement that is provided to the Board (including their various standing committees) at meetings throughout the year and for the annual consideration of continuance of contracts for series of other funds managed by Management ("NB Funds").  The Board established the Contract Review Committee, which is comprised of Independent Fund Trustees, to assist in its evaluation and analysis of materials for contract review.  The Board has also established other committees that focus throughout the year on specific areas relevant to contract review, such as performance or compliance matters, and that are charged with specific responsibilities regarding the annual contract review.  Those committees provide reports to the full Board, including the members of the Contract Review Committee, which consider that information as part of a contract review process.
The Independent Fund Trustees receive, at least annually, from Independent Counsel a memorandum discussing the legal standards for their consideration of the Agreement.  During the course of their deliberations regarding their review of the Agreement, the Independent Fund Trustees met with Independent Counsel separately from representatives of Management.
In connection with its approval of the Agreement with respect to the Fund, the Board evaluated the terms of the Agreement, the overall fairness of the Agreement to the Fund and whether the Agreement was in the best interests of the Fund and its shareholders.  The Board considered all factors it deemed relevant with respect to the Fund, including the following factors: (1) the nature, extent, and anticipated quality of the services to be provided by Management; (2) the expected costs of the services to be provided by Management; (3) the extent to which economies of scale might be realized as the Fund grows; and (4) whether proposed fee levels reflect any such potential economies of scale for the benefit of the Fund's shareholders.  The Board's determination to approve the Agreement was based on a comprehensive consideration of all information provided to the Board.  This description is not intended to include all of the factors considered by the Board.  The Board members did not identify any particular factor that was all-important or controlling, and each Trustee may have attributed different weights to the various factors.  Additionally, the information and factors considered, and weight placed on any particular information or factor may change over time.  The Board focused on the costs and benefits of the Agreement to the Fund and, through the Fund, its shareholders.
With respect to the nature, extent and quality of the services to be provided, the Board considered the investment philosophy and decision-making processes of, and the qualifications, experience, capabilities, and succession plans of, and the resources available to, the portfolio management personnel of Management who would perform services for the Fund.  The Board also considered historical composite performance of similar accounts managed by the Fund's portfolio management team. The Board noted that Management also would provide certain administrative services, including fund accounting and compliance services.  The Board also considered

Management's policies and practices regarding trade execution, transaction costs, and allocation of portfolio transactions for the Fund and reviewed the quality of the execution services that Management had provided to other NB Funds.  Moreover, the Board considered Management's approach to potential conflicts of interest both generally and between a fund's investments and those of other funds or accounts managed by Management.  The Board noted the extensive range of services that Management will provide to the Fund beyond the investment management services.  The Board noted that Management will also be responsible for monitoring compliance with the Fund's investment objectives, policies and restrictions, as well as compliance with applicable law, including implementing regulatory initiatives of the U.S. Securities and Exchange Commission and other regulators.  The Board considered that Management will assume significant ongoing entrepreneurial and business risks as the investment adviser and sponsor for the Fund, for which it is entitled to reasonable compensation.  The Board also considered that Management's responsibilities will include continual management of investment, operational, cybersecurity, enterprise, legal, regulatory and compliance risks as they relate to the Fund, and the Board considers on a regular basis information regarding Management's processes for monitoring and managing risk.  In addition, the Board also noted that when Management launches a new fund, such as Total Return Bond ETF, it assumes entrepreneurial risk with respect to that fund, and that some funds have liquidated without ever having been profitable to Management.
The Board also noted that the Fund would use the same service providers as the other series of the Trust and considered its review and evaluation, in its capacity as the Board, of Management's activities to oversee the various outside service providers, including its renegotiation of certain service providers' fees and its evaluation of service providers' infrastructure, cybersecurity programs, compliance programs, and business continuity programs, among other matters.  The Board also considered Management's ongoing development of its own infrastructure and information technology that will support the Fund through, among other things, cybersecurity, business continuity planning, and risk management.  In addition, the Board noted the positive compliance history of Management, as no significant compliance problems were reported to the Board with respect to Management.  The Board also considered the general structure of the portfolio managers' compensation for the Fund, and whether this structure provides appropriate incentives for portfolio managers to act in the best interests of the Fund that they manage.  The Board also considered the ability of Management to attract and retain qualified personnel to service the Fund.
The Board also considered the manner in which Management addressed various matters that have arisen during the year for the NB Funds, some of them a result of developments in the broader fund industry or the regulations governing it.  In addition, the Board considered actions taken by Management, on behalf of the NB Funds, in response to market conditions over the past year and considered the overall performance of Management in this context.
With respect to the overall fairness of the Agreement, the Board considered the Fund's proposed fee structure and anticipated total expense ratios under the Agreement as compared to a peer group of funds having comparable investment programs. The Board considered that relative to its peer group of funds, the Total Return Bond ETF's management fee and anticipated total expense ratio both before and after the application of the contractual expense limitation against a peer group of comparable funds were lower than the median management fee rate and total expense ratio.
The Board also considered other funds or separate accounts that were advised or sub-advised by Management or its affiliates with investment objectives, policies, and strategies that were similar to those of the Fund, and compared the fees charged to the Fund to the fees charged to such comparable funds and/or separate accounts. The Board considered the appropriateness and reasonableness of any differences between the fees charged to the Fund and such comparable funds and/or separate accounts, and determined that differences in fees and fee structures were consistent with the differences in the management and other services provided. The Board explored with Management its assertion that although, the rates of fees paid by such accounts were lower than the fee rates paid by the Fund, the differences reflected Management’s greater level of responsibilities and significantly broader scope of services to the Fund, the more extensive regulatory obligations and risks associated with managing the Fund, and other financial considerations with respect to creation and sponsorship of the Fund.
The Board considered that the Fund's management fee includes separate advisory and administrative fees paid to Management whereas many exchange-traded funds in the industry utilize a unitary fee structure, under which those funds pay for the advisory, supervisory, and administrative services for one set fee.  Accordingly, the Board considered the Fund's total expense ratio as compared with its peer group as a way of taking account of the differences in fee structure between the Fund and the funds in the peer group.
The Board also considered the proposed contractual expense limitation for the Fund.  The Board considered that the Fund's fee structure does not provide for a reduction of payments resulting from the use of breakpoints, and concluded that the fee structure was reasonable based in part on the nature of the Fund and its investment strategy, in part based on the proposed expense limitation for the Fund, and the observation that the Fund was priced to scale – that is, the projected expense ratios for the Fund were comparable to those of much larger funds.  The Board also considered the projected profitability for the Fund provided by Management and any fall-out (i.e., indirect) benefits likely to accrue to Management or its affiliates from their relationship with the Fund.  The Board concluded that the benefits expected to accrue to Management and its affiliates by virtue of their relationship to the Fund were reasonable in light of the reasonably anticipated costs of providing the investment advisory and other services and the benefits expected to accrue to the Fund.
Conclusions
In approving the Agreement, the Board concluded that, in its business judgment, the terms of the Agreement are fair and reasonable to the Fund and that approval of the Agreement is in the best interests of the Fund and its shareholders.  In reaching this determination, the Board considered that Management could be expected to provide a high level of service to the Fund; that the Fund's proposed fee structure appeared to the Board to be reasonable given the nature, extent, and quality of services expected to be provided; and that the benefits expected to accrue to Management and its affiliates by virtue of their relationship with the Fund were reasonable in light of the reasonably anticipated costs of providing the investment advisory and other services and the benefits expected to accrue to the Fund.

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Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, NY 10104-0002
877.628.2583
www.nb.com/ETF
Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Funds. This report is prepared for the general information of shareholders and is not an offer of shares of the Funds. Shares are sold only through the currently effective prospectus which you can obtain by calling 877.628.2583. An investor should consider carefully a Fund’s investment objectives, risks and fees and expenses, which are described in its prospectus, before investing.

Z0626  06/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There was nothing to report with respect to this item.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There was nothing to report with respect to this item.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid to trustees, officers, and others for each series is disclosed in the Registrant's financial statements, which is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The statement regarding the basis for the approval of the investment advisory contracts for Neuberger Berman Total Return Bond ETF is disclosed in the Registrant’s financial statements, which is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15.  Submission of Matters to a Vote of Security Holders.

There were no changes to the procedures by which shareholders may recommend nominees to the Board.

Item 16.  Controls and Procedures.

(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this report, the Chief Executive Officer and President and the Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable to the Registrant.

Item 19.  Exhibits.

(a)(1)	A copy of the Code of Ethics is incorporated by reference to Neuberger Berman Alternative Funds’ Form N-CSR, Investment Company Act file number 811-21715 (filed January 6, 2025).

(a)(2)   Not applicable to the Registrant.

(a)(3)	The certifications required by Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 (“Sarbanes-Oxley Act”) are filed herewith.

(a)(4)	Not applicable to the Registrant.

(a)(5)	Not applicable to the Registrant.

(b)	The certification required by Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act is furnished herewith.

The certification furnished pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act will not be deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, as amended (“Exchange Act”), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933, as amended, or the Exchange Act, except to the extent that the Registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman ETF Trust

By: /s/ Joseph V. Amato
Joseph V. Amato
Chief Executive Officer and President

Date: June 26, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Joseph V. Amato
Joseph V. Amato
Chief Executive Officer and President

Date: June 26, 2025

By: /s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial and Accounting Officer

Date: June 26, 2025